UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

VANECK VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, NY	10017
(Address of principal executive offices)	(Zip Code)

Van Eck Associates Corporation

666 Third Avenue

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:	April 30
Date of reporting period:	July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VANECK VECTORS BDC INCOME ETF

SCHEDULE OF INVESTMENTS

July 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.2%
Diversified Financials: 22.0%
895,582	Corporate Capital Trust, Inc. †	$15,251,762
176,931	Fidus Investment Corp.	2,553,114
155,351	Monroe Capital Corp.	2,078,596
136,118	Newtek Business Services Corp. †	2,861,200
770,042	Oaktree Specialty Lending Corp.	3,780,906
387,695	Oxford Square Capital Corp. †	2,752,635
456,247	TCG BDC, Inc. †	8,107,509
354,466	TPG Specialty Lending, Inc.	6,915,632
		44,301,354
Investment Companies: 78.2%
1,477,705	Apollo Investment Corp.	8,792,345
2,340,391	Ares Capital Corp.	39,435,588
554,355	BlackRock Kelso Capital Corp.	3,342,761
1,724,246	FS Investment Corp. †	14,052,605
206,455	Gladstone Capital Corp. †	1,930,354
251,938	Gladstone Investment Corp. †	2,846,899
259,037	Goldman Sachs BDC, Inc. †	5,507,127
459,525	Golub Capital BDC, Inc. †	8,662,046
664,024	Hercules Technology Growth Capital, Inc.	8,970,964
422,835	Main Street Capital Corp. †	16,680,841
479,088	New Mountain Finance Corp.	6,827,004
297,606	PennantPark Floating Rate Capital Ltd. †	4,035,537
545,442	PennantPark Investment Corp.	4,128,996
2,196,247	Prospect Capital Corp. †	15,373,729
243,869	Solar Capital Ltd.	5,189,532
370,259	TCP Capital Corp.	5,498,346
233,240	THL Credit, Inc.	1,858,923
368,821	Triangle Capital Corp. †	4,425,852
		157,559,449
Total Common Stocks (Cost: $207,903,353)		201,860,803
MONEY MARKET FUND: 0.0% (Cost: $7,441)

7,441	Dreyfus Government Cash Management Fund - Institutional Shares	7,441
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $207,910,794)		201,868,244

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 15.7%
Repurchase Agreements: 15.7%
$7,486,177	Repurchase agreement dated 7/31/18 with Citigroup Global Markets, Inc., 1.93%, due 8/1/18, proceeds $7,486,578; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 8/15/18 to 7/15/60, valued at $7,635,901 including accrued interest)	7,486,177
7,486,177	Repurchase agreement dated 7/31/18 with Daiwa Capital Markets America, Inc., 1.94%, due 8/1/18, proceeds $7,486,580; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 10/1/18 to 9/9/49, valued at $7,635,901 including accrued interest)	7,486,177
2,024,924	Repurchase agreement dated 7/31/18 with Deutsche Bank Securities, Inc., 1.95%, due 8/1/18, proceeds $2,025,034; (collateralized by various U.S. government and agency obligations, 2.75% to 5.50%, due 5/31/23 to 3/20/47, valued at $2,065,423 including accrued interest)	2,024,924
7,486,177	Repurchase agreement dated 7/31/18 with Nomura Securities International, Inc., 1.93%, due 8/1/18, proceeds $7,486,578; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 8/15/18 to 6/20/68, valued at $7,635,901 including accrued interest)	7,486,177
7,035,921	Repurchase agreement dated 7/31/18 with RBC Capital Markets LLC, 1.90%, due 8/1/18, proceeds $7,036,292; (collateralized by various U.S. government and agency obligations, 2.41% to 6.50%, due 8/1/19 to 6/1/48, valued at $7,176,639 including accrued interest)	7,035,921
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $31,519,376)		31,519,376
Total Investments: 115.9% (Cost: $239,430,170)		233,387,620
Liabilities in excess of other assets: (15.9)%		(32,015,804)
NET ASSETS: 100.0%		$201,371,816

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $30,527,346.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financial	100.0%	$201,860,803
Money Market Fund	0.0	7,441
	100.0%	$201,868,244

The summary of inputs used to value the Fund’s investments as of July 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$201,860,803	$—	$—	$201,860,803
Money Market Fund	7,441	—	—	7,441
Repurchase Agreements	—	31,519,376	—	31,519,376
Total	$201,868,244	$31,519,376	$—	$233,387,620

*	See Schedule of Investments for industry breakouts.

There were no transfers between levels during the period ended July 31, 2018.

See Notes to Schedules of Investments

VANECK VECTORS CHINAAMC CHINA BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2018 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 72.4%
Basic Materials: 1.6%
CNY	500,000	Qinghai Salt Lake Industry Co. Ltd. 5.70%, 03/06/20 (p)	$73,434
Consumer, Cyclical: 6.1%
	1,400,000	China South Industries Group Co. Ltd 4.45%, 04/19/19 (p)	206,727
	500,000	Sinochem International Corp. 3.61%, 06/06/21	72,092
			278,819
Consumer, Non-cyclical: 7.0%
	1,135,000	Jiangxi Ganyue Expressway Co. Ltd. 5.15%, 04/19/23	170,954
	1,000,000	Yunnan Baiyao Group Co. Ltd. 2.95%, 04/08/19 (p)	146,183
			317,137
Energy: 4.0%
	1,200,000	China Petroleum & Chemical Corp. 4.90%, 06/01/22	180,891
Financial: 35.5%
	3,600,000	China Development Bank Corp. 3.91%, 04/06/22	532,372
	1,000,000	China Fortune Land Development Co. Ltd. 5.10%, 10/22/20 (p)	132,187
	1,000,000	China Merchants Securities Co. Ltd. 5.08%, 05/26/25	149,807
	1,000,000	China Overseas Property Group Co. Ltd. 3.85%, 11/19/20 (p)	145,936
	809,000	China Securities Co. Ltd. 3.14%, 05/20/19 (c) (p)	118,313
	1,000,000	Dalian Wanda Commercial Management Group Co. Ltd. 3.95%, 05/06/19 (p)	144,498
	1,000,000	Evergrande Real Estate Group Co. Ltd. 6.40%, 07/08/19 (p)	146,428
	1,000,000	Guangzhou Yue Xiu Holdings Ltd. 5.20%, 02/28/20 (p)	149,337
	600,000	Poly Real Estate Group Co. Ltd. 2.95%, 01/15/19 (p)	87,835
			1,606,713
Industrial: 18.2%
	1,248,200	China Railway Corp. 4.63%, 08/25/21	186,393
	500,000	Hubei Provincial Communications Investment Co. Ltd. 6.68%, 03/27/19 (p)	80,652
	1,000,000	Power Construction Corp. of China Ltd. 5.20%, 10/29/22	151,508
	1,500,000	Shanghai Urban Construction Group Corp. 3.50%, 01/06/23	216,564
	1,260,000	Tianjin Infrastructure Construction & Investment Group Co. Ltd. 5.70%, 02/26/23 #	189,241
			824,358
Total Corporate Bonds (Cost: $3,447,438)			3,281,352
GOVERNMENT OBLIGATIONS: 22.5%
Government: 22.5%
		China Government Bonds
	5,347,000	3.40%, 04/17/23	785,190
	1,541,000	4.26%, 07/31/21	232,735
Total Government Obligations (Cost: $1,106,648)			1,017,925
Total Investments Before Collateral for Securities Loaned: 94.9% (Cost: $4,554,086)			4,299,277
Total Investments: 94.9% (Cost: $4,554,086)			4,299,277
Other assets less liabilities: 5.1%			229,261
NET ASSETS: 100.0%			$4,528,538

Definitions:

CNY	Chinese Yuan

Footnotes:

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $189,241 which represents 4.2% of net assets.

Summary of Investments by Sector	% of Investments	Value
Basic Materials	1.7%	$73,434
Consumer, Cyclical	6.5	278,819
Consumer, Non-cyclical	7.4	317,137
Energy	4.2	180,891
Financial	37.3	1,606,713
Government	23.7	1,017,925
Industrial	19.2	824,358
	100.0%	$4,299,277

The summary of inputs used to value the Fund’s investments as of July 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$3,281,352	$—	$3,281,352
Government Obligations*	—	1,017,925	—	1,017,925
Total	$—	$4,299,277	$—	$4,299,277

*	See Schedule of Investments for industry breakouts.

There were no transfers between levels during the period ended July 31, 2018.

See Notes to Schedules of Investments

VANECK VECTORS EM INVESTMENT GRADE + BB RATED USD SOVEREIGN BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2018 (unaudited)

Value
Total Investments: 0.0%(a) (Cost: $0)	$0
Other assets less liabilities: 100.0%	9,407,345
NET ASSETS: 100.0%	$9,407,345

Footnotes:

(a)	As of July 31, 2018, the Fund held no investment securities. The Fund was liquidated on August 6, 2018.

See Notes to Schedules of Investments

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2018 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 35.4%
Argentina: 0.5%
USD	30,000	Pan American Energy LLC 7.88%, 05/07/21 Reg S	$30,867
	50,000	YPF SA 8.75%, 04/04/24 Reg S	50,950
			81,817
Austria: 0.4%
	64,000	ESAL GmbH 6.25%, 08/30/18 (c) Reg S	62,419
Bermuda: 1.0%
	100,000	Digicel Group Ltd. 7.13%, 08/31/18 (c) † 144A	64,125
	100,000	Ooredoo International Finance Ltd. 3.25%, 02/21/23 Reg S	97,795
			161,920
Brazil: 1.3%
	50,000	Banco Bradesco SA 5.90%, 01/16/21 144A	51,955
	50,000	Banco do Brasil SA 5.88%, 01/26/22 Reg S	51,400
	102,000	Itau Unibanco Holding SA 6.20%, 04/15/20 144A	105,672
			209,027
British Virgin Islands: 2.9%
	100,000	China Cinda Finance I Ltd. 4.25%, 04/23/25 Reg S	97,869
	57,000	CNOOC Finance Ltd. 3.88%, 05/02/22 Reg S	57,124
	100,000	CNPC General Capital Ltd. 3.95%, 04/19/22 144A	100,675
	100,000	Sinopec Group Overseas Development Ltd. 4.38%, 10/17/23 Reg S	102,198
	100,000	State Grid Overseas Investment 2014 Ltd. 4.13%, 05/07/24 144A	101,252
			459,118
Canada: 0.3%
	50,000	First Quantum Minerals Ltd. 7.50%, 04/01/20 (c) 144A	50,500
Cayman Islands: 3.6%
	100,000	Alibaba Group Holding Ltd. 3.60%, 08/28/24 (c) 144A	98,753
	100,000	China Overseas Finance Cayman VI Ltd. 4.25%, 05/08/19 Reg S	100,549
	75,000	CK Hutchison International 17 Ltd. 2.88%, 04/05/22 Reg S	72,790
	50,000	Comunicaciones Celulares SA 6.88%, 02/06/19 (c) Reg S	52,024
	75,000	Hutchison Whampoa International 11 Ltd. 4.63%, 01/13/22 Reg S	77,194
	100,000	Saudi Electricity Global Sukuk Co. 2 3.47%, 04/08/23 144A	99,125
	60,000	Vale Overseas Ltd. 4.38%, 01/11/22 †	61,230
			561,665
Chile: 0.6%
	100,000	Cencosud SA 4.88%, 01/20/23 144A	101,241
China / Hong Kong: 2.0%
	100,000	AIA Group Ltd 3.20%, 12/11/24 (c) 144A	95,702
EUR	100,000	China Construction Bank Asia Corp. Ltd. 1.50%, 02/11/20 Reg S	118,951
USD	100,000	Industrial & Commercial Bank of China Ltd. 6.00% (US Treasury Yield Curve Rate T 5 Year+4.38%), 12/10/19 (c) Reg S	102,272
			316,925
Colombia: 0.9%
	100,000	Bancolombia SA 4.88% (US Treasury Yield Curve Rate T 5 Year+2.93%), 10/18/22 (c) †	98,375
COP	110,857,000	Empresas Públicas de Medellín ESP 8.38%, 02/01/21 Reg S	39,037
			137,412
Curacao: 0.2%
USD	40,000	Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22	36,825
Czech Republic: 0.4%
EUR	50,000	CEZ AS 4.50%, 06/29/20 Reg S	63,386
France: 0.4%
	50,000	mFinance France SA 2.00%, 11/26/21 Reg S	61,159
India: 0.2%
USD	28,000	ICICI Bank Ltd. 5.75%, 11/16/20 Reg S	29,039
Indonesia: 1.1%
	70,000	Pertamina Persero PT 4.30%, 05/20/23 144A	69,902
	100,000	Perusahaan Listrik Negara PT 4.13%, 05/15/27 Reg S	95,443
			165,345
Ireland: 0.7%
	50,000	Vnesheconombank 5.94%, 11/21/23 144A	51,679
	50,000	VTB Bank PJSC Via VTB Eurasia DAC 9.50% (US Treasury Yield Curve Rate T 10 Year+8.07%), 12/06/22 (c) 144A	52,429
			104,108
Israel: 0.7%
	100,000	Israel Electric Corp. Ltd. 5.00%, 11/12/24 Reg S 144A	103,755
Luxembourg: 1.5%
		Gaz Capital SA
	100,000	6.51%, 03/07/22 Reg S	106,442
	60,000	8.63%, 04/28/34 (p) Reg S	75,510
	50,000	Sberbank of Russia 5.13%, 10/29/22 144A	50,297
			232,249
Malaysia: 0.7%
	100,000	Petronas Capital Ltd. 7.88%, 05/22/22 Reg S	114,433
Mexico: 4.1%
EUR	100,000	America Movil SAB de CV 4.13%, 10/25/19	122,968
USD	100,000	BBVA Bancomer SA 6.75%, 09/30/22 144A	109,257
	100,000	Grupo Bimbo SAB de CV 3.88%, 06/27/24 144A	99,194
		Petróleos Mexicanos
	50,000	5.50%, 01/21/21	51,567
EUR	110,000	5.50%, 02/24/25 Reg S	144,874
USD	64,000	6.63%, 06/15/38	61,587
	50,000	6.75%, 09/21/47	46,250
			635,697
Netherlands: 4.7%
	100,000	Bharti Airtel International Netherlands BV 5.13%, 03/11/23 144A	100,239
	50,000	Braskem Netherlands Finance BV 4.50%, 01/10/28 144A	48,107
	50,000	Kazakhstan Temir Zholy Finance BV 6.95%, 07/10/42 144A	55,917
	100,000	Lukoil International Finance BV 7.25%, 11/05/19 Reg S	104,786
	50,000	Metinvest BV 7.75%, 01/23/23 (c) 144A	48,511
		Petrobras Global Finance BV
	75,000	4.38%, 05/20/23	72,450
EUR	100,000	4.75%, 01/14/25	124,924
USD	60,000	6.75%, 01/27/41	57,375
		Teva Pharmaceutical Finance Netherlands III BV
	40,000	2.20%, 07/21/21	37,320
	55,000	2.80%, 07/21/23	49,765
	45,000	3.15%, 10/01/26	38,269
			737,663
South Africa: 0.6%
	100,000	Eskom Holdings SOC Ltd. 5.75%, 01/26/21 144A	98,875
Thailand: 0.7%
	100,000	Bangkok Bank PCL/Hong Kong 4.80%, 10/18/20 144A	102,265
Turkey: 0.8%
	50,000	Turkiye Garanti Bankasi AS 5.25%, 09/13/22 Reg S	46,910
	100,000	Turkiye Vakiflar Bankasi TAO 6.00%, 11/01/22 144A	81,005
			127,915
United Arab Emirates: 1.6%
	100,000	DP World Ltd. 6.85%, 07/02/37 Reg S	118,130
EUR	100,000	Emirates Telecommunications Group Co. PJSC 2.75%, 06/18/26 Reg S	128,990
			247,120
United Kingdom: 1.4%
		Anglo American Capital Plc
USD	50,000	3.63%, 09/11/24 Reg S	47,232
	50,000	4.75%, 04/10/27 Reg S	48,741
	25,000	DTEK Finance Plc 10.75% 08/31/18 (c)	25,859
	100,000	Vedanta Resources Plc 6.38%, 07/30/22 Reg S	98,500
			220,332
United States: 2.1%
	100,000	Cemex Finance LLC 6.00%, 04/01/19 (c) 144A	103,670
	100,000	Reliance Holding USA, Inc. 5.40%, 02/14/22 144A	103,916
	100,000	Southern Copper Corp. 7.50%, 07/27/35	125,000
			332,586
Total Corporate Bonds (Cost: $5,634,874)			5,554,796
GOVERNMENT OBLIGATIONS: 62.4%
Argentina: 0.7%
EUR	120,000	Provincia de Buenos Aires 4.00%, 05/15/35 (s) Reg S	103,367
Bahrain: 0.4%
USD	64,000	Bahrain Government International Bond 6.13%, 08/01/23 144A	62,736
Brazil: 4.8%
		Brazil Letras do Tesouro Nacional
BRL	220,000	0.00% 01/01/20 ^	52,622
	610,000	0.00% 07/01/20 ^	139,209
	90,000	0.00% 01/01/22 ^	17,435
		Brazil Notas do Tesouro Nacional, Series F
	335,000	10.00%, 01/01/21	91,266
	495,000	10.00%, 01/01/23	130,784
	300,000	10.00%, 01/01/25	77,128
	230,000	10.00%, 01/01/27	57,790
		Brazilian Government International Bonds
USD	100,000	4.25%, 01/07/25	96,975
	88,000	4.88%, 01/22/21	90,244
			753,453
Cayman Islands: 1.8%
	100,000	IPIC GMTN Ltd. 5.00%, 11/15/20 144A	103,885
		KSA Sukuk Ltd.
	50,000	2.89%, 04/20/22 144A	48,658
	140,000	3.63%, 04/20/27 144A	135,097
			287,640
Chile: 2.2%
CLP	65,000,000	Bonos de la Tesoreria de la Republica de Chile 4.50%, 03/01/26	101,695
		Chile Government International Bonds
USD	100,000	3.13%, 03/27/25	97,265
CLP	9,000,000	5.50%, 08/05/20	14,591
		Corp. Nacional del Cobre de Chile
EUR	100,000	2.25%, 07/09/24 Reg S	126,049
USD	600	7.50%, 01/15/19 144A	612
			340,212
China / Hong Kong: 0.6%
	100,000	Export-Import Bank of China 3.63%, 07/31/24 Reg S	98,589
Colombia: 3.1%
		Colombia Government International Bond
	100,000	4.00%, 11/26/23 (c)	100,425
	100,000	5.00%, 12/15/44 (c)	99,750
		Columbian TES
COP	208,400,000	7.00%, 05/04/22	75,372
	223,600,000	7.50%, 08/26/26	81,515
	66,600,000	7.75%, 09/18/30	24,504
	200,000,000	10.00%, 07/24/24	81,994
	39,600,000	11.00%, 07/24/20	15,249
			478,809
Croatia: 0.5%
USD	75,000	Croatia Government International Bonds 6.00%, 01/26/24 † 144A	81,884
Czech Republic: 0.8%
		Czech Republic Government Bonds
CZK	800,000	0.00% 02/10/20 ^	36,177
	130,000	0.95%, 05/15/30 Reg S	5,109
	480,000	1.00%, 06/26/26 Reg S	20,336
	970,000	2.40%, 09/17/25 Reg S	45,775
	390,000	2.50%, 08/25/28 Reg S	18,369
			125,766
Dominican Republic: 0.8%
		Dominican Republic International Bonds
USD	100,000	6.85%, 01/27/45 Reg S	102,203
	21,200	7.50%, 05/06/21 Reg S	22,467
			124,670
Ecuador: 0.3%
	50,000	Ecuador Government International Bond 7.95%, 06/20/24 144A	48,312
Egypt: 0.7%
		Egypt Government International Bond
	60,000	6.13%, 01/31/22 144A	60,984
	50,000	7.50%, 01/31/27 144A	52,219
			113,203
El Salvador: 0.2%
	30,000	El Salvador Government International Bonds 7.65%, 06/15/35 Reg S	30,150
Hungary: 1.8%
		Hungary Government Bonds
HUF	12,900,000	1.75%, 10/26/22	46,507
	3,220,000	5.50%, 06/24/25	13,828
	8,800,000	6.00%, 11/24/23	38,123
	17,830,000	7.50%, 11/12/20	74,344
USD	100,000	Hungary Government International Bonds 6.38%, 03/29/21	107,401
			280,203
Indonesia: 5.3%
		Indonesia Government International Bond
	192,000	5.88%, 03/13/20 Reg S	200,450
	75,000	7.75%, 01/17/38 Reg S	100,344
		Indonesia Treasury Bonds
IDR	230,000,000	7.00%, 05/15/27	15,165
	855,000,000	8.25%, 07/15/21	61,026
	1,460,000,000	8.25%, 05/15/36	101,449
	1,809,000,000	8.38%, 09/15/26	129,818
	540,000,000	8.38%, 03/15/34	37,618
	1,190,000,000	8.38%, 03/15/24	84,786
	589,000,000	10.50%, 08/15/30	48,213
	722,000,000	11.00%, 11/15/20	54,132
			833,001
Israel: 1.9%
		Israel Government Bonds
ILS	230,000	1.75%, 08/31/25	62,398
	405,000	4.25%, 03/31/23	125,324
	185,000	5.00%, 01/31/20	53,879
USD	50,000	Israel Government International Bond 4.00%, 06/30/22	51,245
			292,846
Kazakhstan: 0.3%
	50,000	Kazakhstan Government International Bond 5.13%, 07/21/25 Reg S	53,819
Kuwait: 0.2%
	40,000	Kuwait International Government Bond 3.50%, 03/20/27 144A	39,353
Lebanon: 0.9%
	140,000	Lebanon Government International Bond 8.25%, 04/12/21 Reg S	137,389
Lithuania: 0.3%
	50,000	Lithuania Government International Bond 7.38%, 02/11/20 Reg S	53,382
Malaysia: 2.6%
		Malaysia Government Bonds
MYR	425,000	3.48%, 03/15/23	103,012
	310,000	3.84%, 04/15/33	70,531
	315,000	3.89%, 03/15/27	75,898
	227,000	3.96%, 09/15/25	55,481
	230,000	4.16%, 07/15/21	57,428
	160,000	4.38%, 11/29/19	39,853
	25,000	4.76%, 04/07/37	6,141
			408,344
Mexico: 5.8%
		Mexican Bonos
MXN	1,228,000	6.50%, 06/10/21	63,628
	1,250,000	6.50%, 06/09/22	64,143
	1,850,100	7.50%, 06/03/27	97,555
	1,802,000	7.75%, 11/13/42	95,333
	2,649,900	8.00%, 06/11/20	142,530
	2,145,000	10.00%, 12/05/24	128,019
		Mexico Government International Bonds
USD	77,000	4.00%, 10/02/23	77,472
	140,000	4.75%, 03/08/44	131,600
	102,000	6.05%, 01/11/40	112,353
			912,633
Nigeria: 1.0%
NGN	18,470,000	Nigeria Government Bonds 16.39%, 01/27/22	55,150
USD	100,000	Nigeria Government International Bond 6.50%, 11/28/27 144A	97,976
			153,126
Oman: 0.5%
	75,000	Oman Government International Bond 5.63%, 01/17/28 144A	73,409
Panama: 0.9%
		Panama Government International Bond
	50,000	3.88%, 12/17/27 (c)	50,000
	69,400	7.13%, 01/29/26	83,714
			133,714
Peru: 1.4%
		Peru Government Bonds
PEN	90,000	5.70%, 08/12/24	28,873
	135,000	6.35%, 08/12/28	44,112
	92,000	6.95%, 08/12/31	31,185
	110,000	7.84%, 08/12/20	36,984
USD	62,000	Peru Government International Bond 7.35%, 07/21/25	76,167
			217,321
Philippines: 1.0%
	142,000	Philippine Government International Bonds 5.00%, 01/13/37	155,928
Poland: 3.7%
		Republic of Poland Government Bond
PLN	200,000	1.50%, 04/25/20	54,682
	445,000	1.75%, 07/25/21	121,355
	24,000	2.25%, 04/25/22	6,590
	310,000	2.50%, 07/25/26	81,492
	155,000	2.50%, 07/25/27	40,242
	150,000	3.25%, 07/25/25	41,892
	285,000	4.00%, 10/25/23	83,564
	230,000	5.75%, 04/25/29	78,007
USD	75,000	Republic of Poland Government International Bond 6.38%, 07/15/19	77,631
			585,455
Qatar: 1.0%
	160,000	Qatar Government International Bond 3.88%, 04/23/23 144A	160,837
Romania: 1.5%
		Romanian Government Bonds
RON	100,000	2.25%, 02/26/20	24,648
	40,000	5.80%, 07/26/27	10,786
	290,000	5.85%, 04/26/23	77,154
		Romanian Government International Bonds
EUR	50,000	4.63%, 09/18/20 Reg S	64,276
USD	50,000	4.88%, 01/22/24 Reg S	52,099
			228,963
Russia: 3.7%
	200,000	Russian Foreign Bonds 5.00%, 04/29/20 144A	205,471
	22,250	7.50%, 03/31/30 (s) Reg S	24,819
	20,000	12.75%, 06/24/28 (p) Reg S	32,878
		Russian Federal Bonds
RUB	1,900,000	7.00%, 08/16/23	30,081
	5,030,000	7.40%, 12/07/22	80,898
	5,260,000	7.70%, 03/23/33	84,261
	3,490,000	7.75%, 09/16/26	56,648
	4,080,000	8.15%, 02/03/27	67,823
			582,879
Serbia: 0.3%
USD	50,000	Serbia International Bond 4.88%, 02/25/20 144A	50,964
South Africa: 3.9%
		Republic of South Africa Government Bonds
ZAR	1,229,300	7.75%, 02/28/23	92,774
	1,668,000	8.00%, 01/31/30	118,639
	945,000	8.75%, 01/31/44	67,196
	1,380,000	8.75%, 02/28/48	97,821
	1,935,000	10.50%, 12/21/26	164,151
USD	75,000	Republic of South Africa Government International Bond 5.88%, 09/16/25	78,324
			618,905
Sri Lanka: 0.3%
	40,000	Sri Lanka Government International Bond 6.85%, 11/03/25 144A	40,400
Thailand: 3.3%
		Thailand Government Bonds
THB	4,593,000	3.63%, 06/16/23	147,387
	4,429,000	3.65%, 12/17/21	140,533
	1,835,000	3.85%, 12/12/25	60,191
	2,400,000	4.26%, 12/12/37 Reg S	82,929
	2,560,000	4.88%, 06/22/29	91,363
			522,403
Turkey: 2.5%
		Turkey Government International Bonds
USD	60,000	5.63%, 03/30/21	59,254
	90,000	6.88%, 03/17/36	82,921
TRY	268,600	7.10%, 03/08/23	34,745
USD	80,000	7.38%, 02/05/25	81,519
TRY	280,000	9.20%, 09/22/21	43,349
	200,000	10.50%, 01/15/20	36,189
	340,000	10.60%, 02/11/26	47,721
			385,698
Ukraine: 0.4%
USD	60,000	Ukraine Government International Bonds 7.75%, 09/01/23 144A	60,550
United Arab Emirates: 0.4%
	65,000	Abu Dhabi Government International Bond 3.13%, 10/11/27 144A	61,335
Uruguay: 0.6%
		Uruguay Government International Bonds
	77,000	4.50%, 08/14/24	79,672
UYU	300,000	9.88%, 06/20/22 Reg S	9,775
			89,447
Total Government Obligations (Cost: $10,485,581)			9,781,095

Number of Shares
MONEY MARKET FUND: 0.9% (Cost: $133,470)
	133,470	Dreyfus Government Cash Management Fund - Institutional Shares	133,470
Total Investments Before Collateral for Securities Loaned: 98.7% (Cost: $16,253,925)			15,469,361

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.2% (Cost: $198,483)
Repurchase Agreements: 1.2%
USD	198,483	Repurchase agreement dated 7/31/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.91%, due 8/1/18, proceeds $198,494; (collateralized by various U.S. government and agency obligations, 2.13% to 2.63%, due 5/31/20 to 2/29/24, valued at $202,453 including accrued interest)	198,483
Total Investments: 99.9% (Cost: $16,452,408)			15,667,844
Other assets less liabilities: 0.1%			10,309
NET ASSETS: 100.0%			$15,678,153

Definitions:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Footnotes:

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
^	Zero Coupon Bond
†	Security fully or partially on loan. Total market value of securities on loan is $189,741.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $3,532,700, or 22.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	3.4%	$527,821
Communications	4.3	664,894
Consumer, Non-cyclical	3.5	543,163
Diversified	1.0	149,984
Energy	9.7	1,501,689
Financial	9.1	1,406,785
Government	63.2	9,781,095
Industrial	1.0	159,587
Utilities	3.9	600,873
Money Market Fund	0.9	133,470
	100.0%	$15,469,361

The summary of inputs used to value the Fund’s investments as of July 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$5,554,796	$—	$5,554,796
Government Obligations*	—	9,781,095	—	9,781,095
Money Market Funds	133,470	—	—	133,470
Repurchase Agreements	—	198,483	—	198,483
Total	$133,470	$15,534,374	$—	$15,667,844

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2018.

See Notes to Schedules of Investments

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2018 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 91.0%
Argentina: 4.6%
$500,000	Aeropuertos Argentina 2000 SA 6.88%, 02/06/22 (c) 144A	$488,650
550,000	AES Argentina Generacion SA 7.75%, 02/02/21 (c) 144A	513,816
300,000	Agua y Saneamientos Argentinos SA 6.63%, 02/01/21 (c) Reg S	249,576
550,000	Arcor SAIC 6.00%, 07/06/20 (c) 144A	552,511
500,000	Banco Hipotecario SA 9.75%, 11/30/20 144A	518,525
500,000	Banco Macro SA 6.75% (USD Swap Semi 30/360 5 Year+5.46%), 11/04/21 (c) 144A	475,005
650,000	Cablevision SA 6.50%, 06/15/19 (c) 144A	648,485
300,000	Cia General de Combustibles SA 9.50%, 11/07/19 (c) 144A	291,000
400,000	Cia Latinoamericana de Infraestructura & Servicios SA 9.50%, 07/20/20 (c) 144A	318,000
450,000	Generacion Mediterranea SA 9.63%, 07/27/20 (c) 144A	444,375
550,000	Genneia SA 8.75%, 01/20/20 (c) 144A	530,173
500,000	IRSA Propiedades Comerciales SA 8.75%, 03/23/20 (c) 144A	503,715
	Pampa Energia SA
600,000	7.38%, 07/21/20 (c) 144A	586,242
750,000	7.50%, 01/24/22 (c) 144A	706,875
	Pan American Energy LLC
100,000	7.88%, 05/07/21 Reg S	102,890
470,000	7.88%, 05/07/21 144A	483,583
700,000	Rio Energy SA / UGEN SA / UENSA SA 6.88%, 02/01/22 (c) 144A	583,800
500,000	Tecpetrol SA 4.88%, 12/12/20 (c) 144A	471,875
500,000	Transportadora de Gas del Sur SA 6.75%, 05/02/22 (c) 144A	472,350
	YPF SA
930,000	6.95%, 07/21/27 144A	832,350
800,000	7.00%, 06/15/47 (c) † 144A	645,500
850,000	8.50%, 03/23/21 144A	880,600
1,675,000	8.50%, 07/28/25 † 144A	1,668,735
1,600,000	8.75%, 04/04/24 144A	1,630,400
		14,599,031
Austria: 0.2%
700,000	JBS Investments GmbH 7.75%, 08/31/18 (c) 144A	720,230
Azerbaijan: 1.2%
950,000	International Bank of Azerbaijan OJSC 3.50%, 09/01/24 Reg S	845,500
2,075,000	Southern Gas Corridor CJSC 6.88%, 03/24/26 144A	2,287,335
500,000	State Oil Co. of the Azerbaijan Republic 6.95%, 03/18/30 Reg S	542,025
		3,674,860
Bahrain: 0.4%
400,000	BBK BSC 3.50%, 03/24/20 Reg S	384,928
1,075,000	Oil and Gas Holding Co. BSCC 7.50%, 10/25/27 144A	1,028,710
		1,413,638
Bermuda: 2.5%
400,000	China Oil & Gas Group Ltd. 4.63%, 04/20/20 (c) † Reg S	374,649
	Digicel Group Ltd.
1,600,000	7.13%, 08/31/18 (c) † 144A	1,026,000
1,385,000	8.25%, 08/31/18 (c) 144A	1,014,512
	Digicel Ltd.
1,125,000	6.00%, 08/31/18 (c) 144A	1,044,844
1,400,000	6.75%, 08/16/18 (c) † 144A	1,214,500
600,000	GCL New Energy Holdings Ltd. 7.10%, 01/30/21 Reg S	561,038
350,000	GCX Ltd. 7.00%, 08/31/18 (c) 144A	314,195
500,000	Geopark Ltd. 6.50%, 09/21/21 (c) 144A	495,210
400,000	GOME Retail Holdings Ltd. 5.00%, 03/10/20 Reg S	382,073
800,000	Inkia Energy Ltd. 5.88%, 11/09/22 (c) 144A	779,000
400,000	Kosmos Energy Ltd. 7.88%, 08/31/18 (c) 144A	410,000
300,000	Panda Green Energy Group Ltd. 8.25%, 01/25/20 Reg S	242,919
		7,858,940
Brazil: 4.9%
200,000	B3 SA - Brasil Bolsa Balcao 5.50%, 07/16/20 144A	205,502
	Banco Bradesco SA
560,000	5.75%, 03/01/22 144A	583,240
970,000	5.90%, 01/16/21 144A	1,007,927
	Banco BTG Pactual SA
725,000	5.75%, 09/28/22 Reg S	710,203
75,000	5.75%, 09/28/22 144A	73,469
	Banco do Brasil SA
1,600,000	3.88%, 10/10/22	1,535,296
930,000	5.88%, 01/26/22 144A	956,040
561,000	8.50% (US Treasury Yield Curve Rate T 10 Year+7.78%), 10/20/20 (c) 144A	601,953
200,000	Banco do Brasil SA/Cayman 5.38%, 01/15/21 144A	203,252
	Banco do Estado do Rio Grande do Sul SA
200,000	7.38%, 02/02/22 Reg S	205,000
50,000	7.38%, 02/02/22 144A	51,250
	Banco Nacional de Desenvolvimento Economico e Social
600,000	4.75%, 05/09/24 † 144A	580,506
610,000	5.50%, 07/12/20 144A	635,169
600,000	Banco Safra SA 6.75%, 01/27/21 144A	630,756
438,000	Banco Votorantim SA 7.38%, 01/21/20 144A	457,272
550,000	BRF SA 4.75%, 05/22/24 † 144A	515,625
200,000	Caixa Economica Federal 3.50%, 11/07/22 144A	191,300
560,000	Cemig Geracao e Transmissao SA 9.25%, 12/05/23 (c) 144A	585,844
	Centrais Eletricas Brasileiras SA
360,000	5.75%, 10/27/21 † 144A	364,176
285,000	6.88%, 07/30/19 144A	293,909
525,000	Cielo SA 3.75%, 11/16/22 † 144A	502,031
	Globo Comunicacao e Participacoes SA
150,000	4.84%, 03/08/25 (c) 144A	144,188
150,000	4.88%, 04/11/22 144A	149,439
	Itau Unibanco Holding SA
1,615,000	5.13%, 05/13/23 144A	1,630,956
1,550,000	5.75%, 01/22/21 144A	1,596,500
300,000	Natura Cosmeticos SA 5.38%, 02/01/21 (c) 144A	294,000
900,000	Votorantim Cimentos SA 7.25%, 04/05/41 144A	929,250
		15,634,053
British Virgin Islands: 4.7%
350,000	Arcos Dorados Holdings, Inc. 6.63%, 09/27/23 144A	368,235
600,000	Baoxin Auto Finance I Ltd. 5.63% (US Treasury Yield Curve Rate T 3 Year+8.91%), 10/30/20 (c) Reg S	496,656
500,000	Central American Bottling Corp. 5.75%, 01/31/22 (c) 144A	501,250
	Easy Tactic Ltd.
900,000	5.75%, 01/13/20 (c) Reg S	820,932
200,000	7.00%, 04/25/20 (c) Reg S	195,050
1,600,000	Fortune Star BVI Ltd. 5.25%, 03/23/20 (c) Reg S	1,519,341
600,000	Franshion Brilliant Ltd. 5.75% (USD Swap Semi 30/360 5 Year+3.86%), 01/17/22 (c) Reg S	548,250
840,000	Gold Fields Orogen Holding BVI Ltd. 4.88%, 10/07/20 144A	839,110
	Greenland Global Investment Ltd.
450,000	4.85%, 08/17/20 † Reg S	431,032
1,000,000	5.88%, 07/03/24 Reg S	857,769
250,000	Grupo Unicomer Co. Ltd. 7.88%, 04/01/21 (c) 144A	267,813
1,000,000	GTL Trade Finance, Inc. 5.89%, 01/29/24 (c) † 144A	1,038,750
400,000	Huayi Finance I Ltd. 4.00%, 12/02/19 Reg S	387,422
300,000	Lai Fung Bonds 2018 Ltd. 5.65%, 01/18/23 † Reg S	282,046
625,000	LS Finance 2022 Ltd. 4.25%, 10/16/22 Reg S	603,364
400,000	New Metro Global Ltd. 6.50%, 04/23/20 (c) Reg S	392,101
600,000	Oceanwide Holdings International Co. Ltd. 9.63%, 08/30/18 (c) (p) Reg S	589,633
	Prime Bloom Holdings Ltd.
220,000	6.95%, 07/05/20 (c) Reg S	168,300
200,000	7.50%, 12/19/19 Reg S	185,696
475,000	RKI Overseas Finance 2016 A Ltd. 5.00%, 08/09/19 Reg S	472,602
200,000	RKI Overseas Finance 2016 B Ltd. 4.70%, 09/06/19 (c) Reg S	185,050
400,000	Sino-Ocean Land Treasure III Ltd. 4.90% (US Treasury Yield Curve Rate T 5 Year+3.26%), 09/21/22 (c) Reg S	327,334
550,000	Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/26 (c) 144A	526,422
1,100,000	Studio City Co. Ltd. 7.25%, 11/30/18 (c) 144A	1,144,000
950,000	Studio City Finance Ltd. 8.50%, 08/31/18 (c) † 144A	964,250
500,000	Wanda Properties International Co. Ltd. 7.25%, 01/29/24 Reg S	483,464
400,000	Xinhu BVI Holding Co. Ltd. 6.00%, 03/01/20 Reg S	353,188
200,000	Zhongrong International Resources Co. Ltd. 7.25%, 10/26/20 Reg S	134,908
		15,083,968
Canada: 2.1%
	First Quantum Minerals Ltd.
600,000	6.50%, 09/01/20 (c) 144A	586,500
1,000,000	6.88%, 03/01/21 (c) 144A	980,000
1,200,000	7.00%, 08/31/18 (c) 144A	1,214,250
1,000,000	7.25%, 08/31/18 (c) 144A	1,010,000
1,200,000	7.25%, 10/01/19 (c) 144A	1,210,500
1,250,000	7.50%, 04/01/20 (c) 144A	1,262,500
300,000	Frontera Energy Corp. 9.70%, 06/25/21 (c) 144A	313,875
		6,577,625
Cayman Islands: 9.9%
300,000	361 Degrees International Ltd. 7.25%, 06/03/19 (c) Reg S	292,949
400,000	Agile Group Holdings Ltd. 9.00%, 08/30/18 (c) † Reg S	418,378
300,000	Agricola Senior Trust 6.75%, 06/18/20 144A	306,003
1,100,000	Alpha Star Holding III Ltd. 6.25%, 04/20/22 Reg S	1,057,947
400,000	Batelco International Finance No. 1 Ltd. 4.25%, 05/01/20 † Reg S	388,826
600,000	CAR, Inc. 6.13%, 08/31/18 (c) 144A	597,420
500,000	Cementos Progreso Trust 7.13%, 11/06/18 (c) † 144A	517,500
	Central China Real Estate Ltd.
200,000	6.50%, 03/05/21 Reg S	193,593
275,000	8.75%, 01/23/19 (c) Reg S	280,478
	China Evergrande Group
1,420,000	7.50%, 06/28/20 (c) † Reg S	1,314,416
2,430,000	8.75%, 06/28/21 (c) Reg S	2,267,367
500,000	9.50%, 03/29/21 (c) Reg S	487,743
700,000	China SCE Property Holdings Ltd. 5.88%, 03/10/20 (c) Reg S	638,962
340,000	China Shanshui Cement Group Ltd. 7.50%, 08/30/18 (c) † § Reg S	275,400
	CIFI Holdings Group Co. Ltd.
200,000	6.88%, 04/23/20 (c) Reg S	198,049
700,000	7.75%, 08/30/18 (c) Reg S	713,586
825,000	Comcel Trust 6.88%, 02/06/19 (c) 144A	858,400
	Country Garden Holdings Co. Ltd.
800,000	4.75%, 09/28/20 (c) † Reg S	736,951
300,000	5.63%, 12/15/21 (p) Reg S	292,818
700,000	7.50%, 08/30/18 (c) † Reg S	714,409
400,000	Emirates Reit Sukuk Ltd. 5.13%, 12/12/22 Reg S	374,000
200,000	Energuate Trust 5.88%, 05/03/22 (c) 144A	190,750
1,000,000	Ezdan Sukuk Co. Ltd. 4.38%, 05/18/21 Reg S	841,400
700,000	Fantasia Holdings Group Co. Ltd. 7.38%, 10/04/19 (c) Reg S	583,635
200,000	Future Land Development Holdings Ltd. 5.00%, 02/16/20 Reg S	197,444
600,000	Global A&T Electronics Ltd. 8.50%, 08/30/18 (c)	575,717
200,000	Gol Finance, Inc. 7.00%, 01/31/22 (c) 144A	181,500
600,000	Greentown China Holdings Ltd. 5.88%, 08/30/18 (c) Reg S	598,544
1,150,000	Grupo Aval Ltd. 4.75%, 09/26/22 144A	1,160,062
500,000	Health and Happiness H&H International Holdings Ltd. 7.25%, 08/31/18 (c) 144A	512,879
550,000	Industrial Senior Trust 5.50%, 11/01/22 144A	551,375
400,000	Jingrui Holdings Ltd. 9.45%, 04/23/21 Reg S	385,390
600,000	King Talent Management Ltd. 5.60% (US Treasury Yield Curve Rate T 5 Year+3.52%), 12/04/22 (c) Reg S	555,013
	KWG Property Holding Ltd.
200,000	5.88%, 11/10/21 (c) † Reg S	171,604
300,000	6.00%, 03/15/20 (c) Reg S	278,726
1,000,000	Lamar Funding Ltd. 3.96%, 05/07/25 Reg S	899,920
800,000	Latam Finance Ltd. 6.88%, 04/11/21 (c) 144A	798,000
	MAF Global Securities Ltd.
550,000	5.50% (USD Swap Semi 30/360 5 Year+3.48%), 09/07/22 (c) Reg S	524,585
500,000	6.38% (US Treasury Yield Curve Rate T 5 Year+3.54%), 03/20/26 (c) Reg S	480,991
1,100,000	Melco Resorts Finance Ltd. 4.88%, 06/06/20 (c) 144A	1,043,524
700,000	Mumtalakat Sukuk Holding Co. 4.00%, 11/25/21 Reg S	652,750
300,000	NagaCorp. Ltd. 9.38%, 05/21/20 (c) 144A	306,834
146,000	Odebrecht Drilling Norbe VIII/IX Ltd. 6.35%, 12/01/20 (c) 144A	143,628
250,000	Sagicor Finance 2015 Ltd. 8.88%, 08/11/19 (c) 144A	276,875
900,000	Shelf Drilling Holdings Ltd. 8.25%, 02/15/21 (c) 144A	916,875
1,095,000	Shimao Property Holdings Ltd. 8.38%, 02/10/19 (c) Reg S	1,152,559
	Sunac China Holdings Ltd.
400,000	6.88%, 08/08/20 Reg S	391,744
1,000,000	7.95%, 08/08/20 (c) † Reg S	963,764
800,000	Times Property Holdings Ltd. 6.60%, 11/30/20 (c) Reg S	714,334
790,000	WTT Investment Ltd./Hong Kong 5.50%, 11/21/20 (c) 144A	763,736
	Wynn Macau Ltd.
600,000	4.88%, 10/01/20 (c) † 144A	573,750
700,000	5.50%, 10/01/22 (c) 144A	672,140
200,000	Xinyuan Real Estate Co. Ltd. 7.75%, 02/28/21 Reg S	163,073
700,000	Yuzhou Properties Co. Ltd. 6.00%, 01/25/20 (c) Reg S	651,195
		31,799,511
Chile: 0.4%
500,000	CorpGroup Banking SA 6.75%, 08/31/18 (c) 144A	495,005
700,000	Latam Airlines Group SA 7.25%, 06/09/20 144A	724,500
		1,219,505
China / Hong Kong: 2.9%
	Bank of East Asia Ltd.
970,000	4.25% (US Treasury Yield Curve Rate T 5 Year+2.70%), 11/20/19 (c) Reg S	968,372
850,000	5.50% (US Treasury Yield Curve Rate T 5 Year+3.83%), 12/02/20 (c) Reg S	843,861
500,000	5.63% (US Treasury Yield Curve Rate T 5 Year+3.68%), 05/18/22 (c) Reg S	478,125
400,000	Chalieco Hong Kong Corp Ltd. 5.70% (US Treasury Yield Curve Rate T 3 Year+8.29%), 01/15/20 (c) Reg S	397,014
1,675,000	China Cinda Asset Management Co. Ltd. 4.45% (US Treasury Yield Curve Rate T 5 Year+3.29%), 09/30/21 (c) Reg S	1,543,094
600,000	China CITIC Bank International Ltd. 4.25% (US Treasury Yield Curve Rate T 5 Year+3.11%), 10/11/21 (c) Reg S	555,967
600,000	China South City Holdings Ltd. 5.75%, 03/09/20 Reg S	536,051
300,000	Chong Hing Bank Ltd. 6.50% (US Treasury Yield Curve Rate T 5 Year+4.63%), 09/25/19 (c) Reg S	306,392
400,000	Full Dragon Hong Kong International Development Ltd. 5.60%, 02/14/21 Reg S	382,384
400,000	Huachen Energy Co. Ltd. 6.63%, 05/18/20 Reg S	232,000
450,000	ICBC Asia Ltd. 4.25% (US Treasury Yield Curve Rate T 5 Year+3.13%), 07/21/21 (c) Reg S	424,118
1,300,000	Nanyang Commercial Bank Ltd. 5.00% (US Treasury Yield Curve Rate T 5 Year+3.21%), 06/02/22 (c) † Reg S	1,197,806
400,000	Qinghai Provincial Investment Group Co. Ltd. 6.40%, 07/10/21 Reg S	292,198
500,000	Yancoal International Resources Development Co. Ltd. 5.75% (US Treasury Yield Curve Rate T 3 Year+8.30%), 04/13/20 (c) Reg S	498,158
400,000	Yanlord Land HK Co. Ltd. 5.88%, 01/23/20 (c) † Reg S	398,102
400,000	Zoomlion HK SPV Co. Ltd. 6.13%, 12/20/22 144A	382,000
		9,435,642
Colombia: 2.0%
550,000	Banco Davivienda SA 5.88%, 07/09/22 144A	580,937
1,793,000	Banco de Bogota SA 5.38%, 02/19/23 144A	1,873,685
400,000	Banco GNB Sudameris SA 6.50% (US Treasury Yield Curve Rate T 5 Year+4.56%), 04/03/22 (c) 144A	409,100
	Bancolombia SA
800,000	4.88% (US Treasury Yield Curve Rate T 5 Year+2.93%), 10/18/22 (c)	787,000
1,200,000	5.13%, 09/11/22 †	1,245,000
	Colombia Telecomunicaciones SA ESP
700,000	5.38%, 08/31/18 (c) 144A	707,000
565,000	8.50% (USD Swap Semi 30/360 5 Year+6.96%), 03/30/20 (c) 144A	591,837
300,000	Credivalores-Crediservicios SAS 9.75%, 07/27/20 (c) 144A	307,500
		6,502,059
Costa Rica: 0.4%
1,070,000	Banco Nacional de Costa Rica 6.25%, 11/01/23 † 144A	1,111,462
Croatia: 0.2%
	Agrokor D.D.
175,000	8.88%, 08/30/18 (c) (d) * Reg S	47,653
50,000	8.88%, 08/31/18 (c) (d) * 144A	13,615
600,000	Hrvatska Elektroprivreda 5.88%, 10/23/22 144A	631,134
		692,402
Curacao: 0.3%
600,000	Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22	552,368
400,000	Teva Pharmaceutical Finance IV BV 3.65%, 11/10/21	385,750
		938,118
Dominican Republic: 0.3%
300,000	Aeropuertos Dominicanos Siglo XXI SA 6.75%, 04/01/24 (c) 144A	314,625
500,000	Banco de Reservas de la Republica Dominicana 7.00%, 02/01/23 144A	507,500
		822,125
Ecuador: 0.2%
600,000	Petroamazonas EP 4.63%, 11/06/20 144A	565,200
Georgia: 0.4%
400,000	Bank of Georgia JSC 6.00%, 07/26/23 144A	400,026
200,000	Georgia Capital JSC 6.13%, 03/09/24 144A	189,250
720,000	Georgian Railway JSC 7.75%, 07/11/22 144A	765,000
		1,354,276
India: 1.1%
600,000	Delhi International Airport Pvt Ltd. 6.13%, 10/31/26 144A	609,000
300,000	GMR Hyderabad International Airport Ltd. 4.25%, 10/27/27 144A	264,028
400,000	HPCL-Mittal Energy Ltd. 5.25%, 04/28/27 Reg S	378,030
1,000,000	IDBI Bank Ltd. 4.25%, 11/30/20 Reg S	991,879
1,020,000	JSW Steel Ltd. 4.75%, 11/12/19 Reg S	1,019,623
400,000	Syndicate Bank 3.88%, 12/04/19 Reg S	397,918
		3,660,478
Indonesia: 0.6%
500,000	ABM Investama Tbk PT 7.13%, 08/01/20 (c) 144A	468,915
360,000	Bukit Makmur Mandiri Utama PT 7.75%, 02/13/20 (c) 144A	369,089
320,000	Chandra Asri Petrochemical Tbk PT 4.95%, 11/08/21 (c) 144A	290,577
700,000	Saka Energi Indonesia PT 4.45%, 05/05/24 144A	655,823
		1,784,404
Ireland: 4.0%
500,000	Alfa Bank AO Via Alfa Bond Issuance Plc 7.50%, 09/26/19 144A	516,560
1,025,000	Alfa Bank OJSC 7.75%, 04/28/21 144A	1,100,098
750,000	Bank Otkritie Financial Corp. OJSC 10.00%, 12/17/19 Reg S	56,325
200,000	Borets Finance DAC 6.50%, 04/07/22 144A	200,000
	Credit Bank of Moscow Via CBOM Finance Plc
550,000	5.55%, 02/14/23 144A	523,675
350,000	5.88%, 11/07/21 144A	346,994
500,000	EDC Finance Ltd. 4.88%, 04/17/20 144A	502,253
800,000	Eurochem Finance DAC 3.95%, 07/05/21 144A	786,603
300,000	EuroChem Mineral & Chemical Co OJSC Via EuroChem Global Investments Ltd. 3.80%, 04/12/20 144A	297,455
400,000	Eurotorg LLC Via Bonitron DAC 8.75%, 10/30/22 144A	401,940
700,000	Gazprombank OJSC Via GPB Eurobond Finance Plc 4.96%, 09/05/19 Reg S	707,000
	GTLK Europe DAC
400,000	5.13%, 05/31/24 Reg S	380,634
600,000	5.95%, 07/19/21 Reg S	606,829
600,000	Hacienda Investments Ltd Via DME Airport DAC 5.08%, 02/15/23 Reg S	588,660
400,000	Koks OAO Via Koks Finance DAC 7.50%, 05/04/22 144A	400,122
	Metalloinvest Finance DAC
800,000	4.85%, 05/02/24 144A	763,084
400,000	5.63%, 04/17/20 144A	405,712
550,000	Mobile Telesystems OJSC 5.00%, 05/30/23 144A	548,180
200,000	MTS International Funding Ltd. 8.63%, 06/22/20 144A	216,634
1,925,000	Rosneft Oil Co. 4.20%, 03/06/22 144A	1,886,182
900,000	SCF Capital Ltd. 5.38%, 06/16/23 144A	912,231
500,000	Sibur Securities DAC 4.13%, 10/05/23 144A	477,975
250,000	Vimpel Communications OJSC 7.75%, 02/02/21 144A	269,040
		12,894,186
Kazakhstan: 1.4%
500,000	Halyk Savings Bank of Kazakhstan JSC 7.25%, 01/28/21 144A	534,668
800,000	Kazkommertsbank JSC 5.50%, 09/03/18 (c) 144A	799,952
	KazMunayGas National Co. JSC
500,000	3.88%, 04/19/22 144A	497,500
500,000	4.40%, 04/30/23 144A	504,019
1,000,000	4.75%, 04/19/27 144A	1,005,265
1,300,000	5.75%, 04/19/47 144A	1,281,195
		4,622,599
Luxembourg: 6.8%
650,000	Adecoagro SA 6.00%, 09/21/22 (c) 144A	580,125
1,100,000	ALROSA Finance SA 7.75%, 11/03/20 144A	1,184,015
300,000	Avation Capital SA 6.50%, 05/15/20 (c) 144A	302,610
	Consolidated Energy Finance SA
400,000	6.50%, 05/15/21 (c) 144A	395,000
570,000	6.88%, 06/15/20 (c) 144A	582,112
300,000	Cosan Luxembourg SA 7.00%, 01/20/22 (c) 144A	309,753
916,000	CSN Resources SA 6.50%, 07/21/20 † 144A	886,514
	Evraz Group SA
1,675,000	5.38%, 03/20/23 144A	1,669,137
350,000	6.50%, 04/22/20 144A	360,437
600,000	8.25%, 01/28/21 Reg S	643,752
300,000	Gilex Holding Sarl 8.50%, 05/02/21 (c) 144A	315,378
400,000	Hidrovias International Finance SARL 5.95%, 01/24/22 (c) 144A	379,000
200,000	JSL Europe SA 7.75%, 07/26/21 (c) 144A	190,022
600,000	Kernel Holding SA 8.75%, 01/31/22 144A	616,865
500,000	Klabin Finance SA 4.88%, 09/19/27 144A	464,375
550,000	MHP Lux SA 6.95%, 04/03/26 144A	531,419
525,000	MHP SE 7.75%, 05/10/24 144A	540,199
860,000	Minerva Luxembourg SA 6.50%, 09/20/21 (c) † 144A	804,100
	Offshore Drilling Holding SA
400,000	8.38%, 08/30/18 (c) Reg S	218,000
590,000	8.38%, 08/31/18 (c) 144A	321,550
1,400,000	Puma International Financing SA 5.00%, 01/24/21 (c) 144A	1,269,261
301,175	QGOG Constellation SA 9.50% 11/09/21 (c) 144A	137,035
550,000	Rosneft Finance SA 7.25%, 02/02/20 144A	578,482
500,000	Rumo Luxembourg Sarl 7.38%, 02/09/21 (c) 144A	519,750
	Sberbank of Russia
1,820,000	5.13%, 10/29/22 144A	1,830,794
1,450,000	6.13%, 02/07/22 144A	1,524,824
875,000	Sberbank of Russia Via SB Capital SA 5.72%, 06/16/21 Reg S	907,957
500,000	TMK OAO 6.75%, 04/03/20 144A	513,068
400,000	Topaz Marine SA 9.13%, 07/26/19 (c) 144A	407,032
500,000	Ultrapar International SA 5.25%, 10/06/26 144A	477,750
300,000	Vm Holding SA 5.38%, 02/04/27 (c) 144A	297,003
800,000	VTB Bank OJSC Via VTB Capital SA 6.55%, 10/13/20 144A	838,958
1,265,000	VTB Bank SA 6.95%, 10/17/22 144A	1,305,322
		21,901,599
Malaysia: 0.2%
500,000	Press Metal Labuan Ltd. 4.80%, 10/30/20 (c) Reg S	471,019
Marshall Islands: 0.1%
440,000	Navios South American Logistics, Inc. 7.25%, 08/31/18 (c) 144A	424,600
Mauritius: 1.5%
590,000	Azure Power Energy Ltd. 5.50%, 08/03/20 (c) 144A	569,958
500,000	Greenko Investment Co. 4.88%, 08/16/19 (c) 144A	466,353
500,000	HT Global IT Solutions Holdings Ltd. 7.00%, 08/31/18 (c) 144A	513,250
650,000	HTA Group Ltd./Mauritius 9.13%, 03/08/19 (c) 144A	667,875
300,000	Lodha Developers International Ltd. 12.00%, 08/30/18 (c) Reg S	315,750
	MTN Mauritius Investments Ltd.
800,000	4.76%, 11/11/24 144A	755,910
500,000	5.37%, 02/13/22 144A	501,069
600,000	6.50%, 10/13/26 144A	615,175
500,000	Neerg Energy Ltd. 6.00%, 02/13/20 (c) 144A	480,100
		4,885,440
Mexico: 4.0%
500,000	Axtel SAB de CV 6.38%, 11/14/20 (c) 144A	492,025
600,000	Banco Mercantil del Norte SA/Grand Cayman 5.75% (US Treasury Yield Curve Rate T 5 Year+4.45%), 10/04/26 (c) 144A	585,750
	BBVA Bancomer SA
1,000,000	5.13% (US Treasury Yield Curve Rate T 5 Year+2.65%), 01/18/28 (c) 144A	935,760
1,070,000	7.25%, 04/22/20 144A	1,130,187
	Cemex SAB de CV
1,700,000	5.70%, 01/11/20 (c) 144A	1,729,750
900,000	7.75%, 04/16/21 (c) 144A	992,934
571,000	Controladora Mabe SA de CV 7.88%, 10/28/19 Reg S	598,414
700,000	Credito Real SAB de CV 7.25%, 07/20/20 (c) 144A	720,146
300,000	Cydsa SAB de CV 6.25%, 10/04/22 (c) † 144A	290,250
560,000	Elementia SAB de CV 5.50%, 01/15/20 (c) 144A	543,200
600,000	Grupo Bimbo SAB de CV 5.95% (US Treasury Yield Curve Rate T 5 Year+3.28%), 04/17/23 (c) 144A	612,000
300,000	Grupo Idesa SA de CV 7.88%, 08/31/18 (c) 144A	274,728
585,000	Grupo KUO SAB De CV 5.75%, 07/07/22 (c) 144A	571,837
550,000	Grupo Posadas SAB de CV 7.88%, 06/30/19 (c) 144A	563,750
350,000	Metalsa SA de CV 4.90%, 04/24/23 144A	344,750
600,000	Nemak SAB de CV 4.75%, 01/23/21 (c) 144A	583,500
300,000	Sixsigma Networks Mexico SA de CV 7.50%, 05/02/21 (c) 144A	300,360
460,000	TV Azteca SAB de CV 8.25%, 08/09/21 (c) Reg S	469,200
720,000	Unifin Financiera SA de CV 7.25%, 09/27/20 (c) 144A	718,200
400,000	Unifin Financiera SAB de CV SOFOM ENR 7.00%, 07/15/21 (c) 144A	386,436
		12,843,177
Mongolia: 0.2%
500,000	Trade & Development Bank of Mongolia LLC 9.38%, 05/19/20 144A	533,589
Netherlands: 8.6%
470,000	Ajecorp BV 6.50%, 09/03/18 (c) 144A	393,625
350,000	Cimpor Financial Operations BV 5.75%, 07/17/19 (c) † 144A	273,879
575,000	EA Partners I BV 6.88%, 09/28/20 † Reg S	351,964
1,000,000	Greenko Dutch BV 5.25%, 07/24/20 (c) 144A	955,000
	GTH Finance BV
700,000	6.25%, 01/26/20 (c) 144A	718,076
550,000	7.25%, 01/26/23 (c) 144A	581,226
810,000	IHS Netherlands Holdco BV 9.50%, 10/27/18 (c) 144A	832,784
655,000	Indo Energy Finance II BV 6.38%, 08/31/18 (c) 144A	648,715
1,000,000	Kazakhstan Temir Zholy Finance BV 6.95%, 07/10/42 144A	1,118,350
600,000	Listrindo Capital BV 4.95%, 09/14/21 (c) 144A	567,000
1,175,000	Marfrig Holding Europe BV 8.00%, 06/08/19 (c) 144A	1,205,844
	Metinvest BV
950,000	7.75%, 01/23/23 (c) 144A	921,704
700,000	8.50%, 01/23/26 (c) 144A	678,377
1,300,000	Nostrum Oil & Gas Finance BV 8.00%, 07/25/19 (c) 144A	1,240,958
	Petrobras Global Finance BV
1,180,000	4.38%, 05/20/23	1,139,880
1,155,000	5.30%, 01/27/25 144A	1,107,356
600,000	6.00%, 01/27/28 144A	568,650
1,150,000	6.25%, 03/17/24	1,175,012
850,000	7.38%, 01/17/27	884,850
	Teva Pharmaceutical Finance Netherlands III BV
1,850,000	2.20%, 07/21/21	1,726,050
2,150,000	2.80%, 07/21/23	1,945,345
2,650,000	3.15%, 10/01/26	2,253,589
1,240,000	4.10%, 10/01/46	930,627
850,000	6.00%, 01/15/24 (c)	880,527
100,000	6.75%, 12/01/27 (c) †	106,908
	VEON Holdings BV
600,000	3.95%, 03/16/21 (c) 144A	586,500
1,000,000	4.95%, 03/16/24 (c) 144A	959,620
1,100,000	5.95%, 02/13/23 144A	1,116,170
400,000	7.50%, 03/01/22 144A	430,800
1,375,000	VTR Finance BV 6.88%, 01/15/19 (c) 144A	1,426,425
		27,725,811
Nigeria: 0.6%
200,000	Access Bank Plc 10.50%, 10/19/21 144A	212,434
400,000	Fidelity Bank Plc 10.50%, 10/16/22 144A	402,400
200,000	SEPLAT Petroleum Development Co. Plc 9.25%, 04/01/20 (c) 144A	201,000
600,000	United Bank for Africa Plc 7.75%, 06/08/22 144A	605,638
600,000	Zenith Bank Plc 7.38%, 05/30/22 144A	608,676
		2,030,148
Oman: 0.2%
600,000	Bank Muscat SAOG 3.75%, 05/03/21 Reg S	587,868
Panama: 0.4%
375,000	AES El Salvador Trust II 6.75%, 08/31/18 (c) 144A	354,375
300,000	AES Panama SRL 6.00%, 06/25/19 (c) 144A	310,500
650,000	Avianca Holdings SA 8.38%, 08/31/18 (c) 144A	661,381
		1,326,256
Paraguay: 0.1%
200,000	Telefonica Celular del Paraguay SA 6.75%, 08/31/18 (c) 144A	206,060
Peru: 1.3%
300,000	Cementos Pacasmayo SAA 4.50%, 02/08/23 144A	297,750
500,000	Cia Minera Milpo SAA 4.63%, 03/28/23 144A	501,925
300,000	Inretail Pharma SA 5.38%, 05/02/21 (c) 144A	308,250
500,000	Minsur SA 6.25%, 02/07/24 144A	536,600
600,000	Orazul Energy Egenor S. en C. por A. 5.63%, 04/28/22 (c) 144A	549,600
400,000	Patrimonio EN Fideicomiso DS 093-2002-EF-Inretail Shopping Malls 5.75%, 04/03/23 (c) 144A	401,880
400,000	SAN Miguel Industrias Pet SA 4.50%, 09/18/20 (c) 144A	396,000
700,000	Union Andina de Cementos SAA 5.88%, 10/30/18 (c) 144A	724,500
530,000	Volcan Cia Minera SAA 5.38%, 02/02/22 144A	548,947
		4,265,452
Russia: 0.2%
	Global Ports Finance Plc
500,000	6.50%, 09/22/23 144A	506,819
200,000	6.87%, 01/25/22 144A	204,878
		711,697
Saudi Arabia: 0.3%
	Dar Al-Arkan Sukuk Co. Ltd.
500,000	6.50%, 05/28/19 Reg S	507,125
400,000	6.88%, 04/10/22 Reg S	385,052
		892,177
Singapore: 2.7%
	ABJA Investment Co. Pte Ltd.
350,000	4.85%, 01/31/20 Reg S	354,548
200,000	5.45%, 01/24/28 Reg S	184,724
2,345,000	5.95%, 07/31/24 † Reg S	2,370,865
400,000	APL Realty Holdings Pte Ltd. 5.95%, 06/02/21 (c) Reg S	343,216
111,000	Bakrie Telecom Pte Ltd. 11.50%, 05/07/15 (c) (d) (e) * Reg S	1,804
300,000	Geo Coal International Pte Ltd. 8.00%, 10/04/20 (c) 144A	285,855
300,000	Global Prime Capital Pte Ltd. 7.25%, 04/26/20 (c) Reg S	304,568
550,000	Golden Legacy Pte Ltd. 8.25%, 06/07/19 (c) 144A	556,992
300,000	Indika Energy Capital III Pte Ltd. 5.88%, 11/09/21 (c) 144A	288,459
300,000	Jubilant Pharma Ltd. 4.88%, 10/06/19 (c) Reg S	286,573
600,000	Marble II Pte Ltd. 5.30%, 06/20/19 (c) 144A	570,196
1,000,000	Medco Platinum Road Pte Ltd. 6.75%, 01/30/22 (c) 144A	942,270
400,000	SSMS Plantation Holdings Pte Ltd. 7.75%, 01/23/21 (c) † Reg S	376,156
600,000	STATS ChipPAC Ltd. 8.50%, 11/24/18 (c) 144A	614,250
400,000	TBG Global Pte Ltd. 5.25%, 02/10/19 (c) Reg S	397,604
900,000	Theta Capital Pte Ltd. 7.00%, 08/30/18 (c) Reg S	804,615
		8,682,695
South Africa: 2.0%
400,000	Absa Group Ltd. 6.25% (US Treasury Yield Curve Rate T 5 Year+3.52%), 04/25/23 (c) Reg S	391,900
	Eskom Holdings SOC Ltd.
1,755,000	5.75%, 01/26/21 144A	1,735,256
980,000	6.75%, 08/06/23 144A	964,265
1,440,000	7.13%, 02/11/25 † 144A	1,398,891
1,000,000	FirstRand Bank Ltd. 4.25%, 04/30/20 Reg S	1,002,239
1,100,000	Transnet SOC Ltd. 4.00%, 07/26/22 144A	1,060,614
		6,553,165
South Korea: 0.5%
300,000	SK E&S Co. Ltd. 4.88% (US Treasury Yield Curve Rate T 5 Year+3.23%), 11/26/19 (c) 144A	295,500
200,000	Woori Bank 5.25% (US Treasury Yield Curve Rate T 5 Year+3.35%), 05/16/22 (c) 144A	194,949
	Woori Bank Co. Ltd.
350,000	4.75%, 04/30/24 144A	347,651
900,000	5.00% (US Treasury Yield Curve Rate T 5 Year+3.33%), 06/10/20 (c) 144A	905,680
		1,743,780
Thailand: 0.4%
680,000	Krung Thai Bank PCL 5.20% (US Treasury Yield Curve Rate T 5 Year+3.54%), 12/26/19 (c) Reg S	688,133
575,000	PTTEP Treasury Center Co. Ltd. 4.60% (US Treasury Yield Curve Rate T 5 Year+2.72%), 07/17/22 (c) 144A	554,847
		1,242,980
Turkey: 8.7%
	Akbank TAS
805,000	4.00%, 01/24/20 144A	785,542
550,000	5.00%, 10/24/22 144A	508,831
725,000	5.13%, 03/31/25 † 144A	628,302
300,000	Alternatifbank AS 8.75% (USD Swap Semi 30/360 5 Year+7.83%), 04/16/21 (c) Reg S	259,919
320,000	Anadolu Efes Biracilik Ve Malt Sanayii AS 3.38%, 11/01/22 144A	296,119
600,000	Arcelik AS 5.00%, 04/03/23 144A	556,381
400,000	Coca-Cola Icecek AS 4.22%, 06/19/24 (c) 144A	370,930
450,000	Fibabanka AS 6.00%, 01/25/23 Reg S	383,085
800,000	Finansbank AS 4.88%, 05/19/22 144A	738,882
	KOC Holding AS
700,000	3.50%, 04/24/20 144A	676,017
700,000	5.25%, 12/15/22 (c) 144A	666,736
700,000	KT Kira Sertifikalari Varlik Kiralama AS 5.14%, 11/02/21 Reg S	686,420
400,000	Mersin Uluslararasi Liman Isletmeciligi AS 5.88%, 08/31/18 (c) 144A	401,778
600,000	Petkim Petrokimya Holding AS 5.88%, 01/26/21 (c) 144A	539,729
	TC Ziraat Bankasi AS
600,000	4.75%, 04/29/21 144A	559,809
800,000	5.13%, 05/03/22 † 144A	726,640
700,000	Tupras Turkiye Petrol Rafinerileri AS 4.50%, 07/20/24 (c) 144A	615,883
500,000	Turk Telekomunikasyon AS 4.88%, 06/19/24 144A	450,415
	Turkcell Iletisim Hizmetleri AS
500,000	5.75%, 10/15/25 144A	471,407
500,000	5.80%, 01/11/28 (c) 144A	445,288
	Turkiye Garanti Bankasi AS
1,100,000	4.75%, 10/17/19 144A	1,089,804
1,000,000	5.25%, 09/13/22 † 144A	938,195
1,000,000	5.88%, 03/16/23 144A	940,460
	Turkiye Halk Bankasi AS
1,425,000	3.88%, 02/05/20 144A	1,257,232
200,000	5.00%, 07/13/21 144A	170,695
	Turkiye Is Bankasi AS
2,030,000	5.00%, 04/30/20 144A	1,961,743
2,385,000	6.00%, 10/24/22 144A	2,019,105
1,200,000	6.13%, 04/25/24 144A	1,056,650
	Turkiye Sinai Kalkinma Bankasi AS
1,200,000	5.13%, 04/22/20 Reg S	1,142,900
400,000	7.63% (USD Swap Semi 30/360 5 Year+5.54%), 03/29/22 (c) Reg S	310,542
	Turkiye Sise ve Cam Fabrikalari AS
200,000	4.25%, 05/09/20 Reg S	195,237
400,000	4.25%, 05/09/20 144A	390,474
	Turkiye Vakiflar Bankasi TAO
800,000	5.75%, 01/30/23 † 144A	699,320
800,000	6.00%, 11/01/22 144A	648,039
1,045,000	8.00% (USD Swap Semi 30/360 5 Year+5.84%), 11/01/22 (c) 144A	818,608
	Yapi ve Kredi Bankasi AS
3,080,000	5.50%, 12/06/22 † 144A	2,552,649
1,200,000	5.85%, 06/21/24 † 144A	1,032,173
		27,991,939
United Arab Emirates: 0.3%
800,000	First Abu Dhabi Bank PJSC 5.25% (USD Swap Semi 30/360 5 Year+3.35%), 06/17/20 (c) Reg S	798,784
United Kingdom: 4.7%
	AngloGold Ashanti Holdings Plc
700,000	5.13%, 08/01/22 †	720,809
700,000	5.38%, 04/15/20	720,412
300,000	6.50%, 04/15/40	304,125
1,417,062	DTEK Finance Plc 10.75% 08/31/18 (c)	1,465,744
600,000	Hikma Pharmaceuticals Plc 4.25%, 04/10/20 Reg S	598,464
800,000	Liquid Telecommunications Financing Plc 8.50%, 07/13/20 (c) 144A	834,846
720,000	Oschadbank 9.38%, 03/10/23 (s) 144A	740,810
800,000	Petra Diamonds US Treasury Plc 7.25%, 05/01/19 (c) 144A	766,000
	Polyus Finance Plc
350,000	4.70%, 03/28/22 144A	345,302
350,000	4.70%, 01/29/24 144A	327,688
800,000	5.25%, 02/07/23 144A	788,976
900,000	Polyus Gold International Ltd. 5.63%, 04/29/20 144A	912,525
1,000,000	Sasol Financing International Ltd. 4.50%, 11/14/22	985,410
1,400,000	Tullow Oil Plc 6.25%, 08/13/18 (c) 144A	1,391,250
500,000	Ukraine Railways 9.88%, 09/15/21 144A	509,791
	Vedanta Resources Plc
2,100,000	6.13%, 08/09/21 (c) 144A	1,960,850
1,310,000	8.25%, 06/07/21 144A	1,364,103
400,000	West China Cement Ltd.
	6.50%, 08/30/18 (c) Reg S	402,970
		15,140,075
United States: 2.5%
1,370,000	Cemex Finance LLC 6.00%, 04/01/19 (c) 144A	1,420,279
2,400,000	DAE Funding LLC 5.00%, 08/01/20 (c) 144A	2,370,000
	JBS USA LUX SA / JBS USA Finance, Inc.
900,000	5.75%, 06/15/20 (c) 144A	847,134
100,000	5.88%, 07/15/19 (c) 144A	96,250
735,000	7.25%, 08/31/18 (c) 144A	743,269
599,246	Rio Oil Finance Trust 9.25%, 07/06/24 144A	647,366
1,200,000	Stillwater Mining Co. 7.13%, 06/27/21 (c) † 144A	1,120,094
475,000	Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36	488,354
400,000	Teva Pharmaceutical Finance IV LLC 2.25%, 03/18/20	388,116
		8,120,862
Total Corporate Bonds (Cost: $304,184,989)		292,043,485
GOVERNMENT OBLIGATIONS: 6.5%
Argentina: 3.7%
	City of Buenos Aires
1,075,000	7.50%, 06/01/27 144A	985,022
505,000	8.95%, 02/19/21 144A	518,484
450,000	Province of Salta 9.13%, 07/07/24 144A	392,756
	Provincia de Buenos Aires
2,450,000	7.88%, 06/15/27 144A	2,180,524
1,875,000	9.13%, 03/16/24 144A	1,837,519
1,505,000	9.95%, 06/09/21 144A	1,540,759
355,000	10.88%, 01/26/21 † 144A	370,446
400,000	Provincia de Chubut 7.75%, 07/26/26 144A	316,504
	Provincia de Cordoba
1,275,000	7.13%, 06/10/21 144A	1,233,575
600,000	7.13%, 08/01/27 144A	492,756
650,000	Provincia de Entre Rios 8.75%, 02/08/25 144A	559,819
350,000	Provincia de la Rioja 9.75%, 02/24/25 144A	322,879
550,000	Provincia de Mendoza 8.38%, 05/19/24 144A	495,693
700,000	Provincia de Neuquen 8.63%, 05/12/28 144A	645,757
		11,892,493
Azerbaijan: 0.5%
1,470,000	State Oil Co. of the Azerbaijan Republic 4.75%, 03/13/23 Reg S	1,466,970
Cayman Islands: 0.2%
700,000	Brazil Minas SPE 5.33%, 02/15/28 144A	684,796
Costa Rica: 0.3%
	Instituto Costarricense de Electricidad
300,000	6.38%, 05/15/43 144A	258,750
700,000	6.95%, 11/10/21 144A	731,500
		990,250
India: 0.1%
300,000	Union Bank of India HK 4.50%, 10/28/19 Reg S	301,932
Kazakhstan: 0.3%
1,000,000	KazAgro National Management Holding JSC 4.63%, 05/24/23 144A	979,166
Trinidad and Tobago: 0.2%
	Petroleum Co. of Trinidad & Tobago Ltd.
315,000	6.00%, 05/08/22 144A	301,219
200,000	9.75%, 08/14/19 Reg S	199,750
305,000	9.75%, 08/14/19 144A	304,619
		805,588
Turkey: 0.7%
	Export Credit Bank of Turkey
600,000	4.25%, 09/18/22 144A	529,189
500,000	5.00%, 09/23/21 144A	468,436
500,000	5.38%, 02/08/21 144A	481,609
600,000	5.38%, 10/24/23 144A	535,242
300,000	6.13%, 05/03/24 144A	270,762
		2,285,238
Ukraine: 0.5%
1,465,000	Ukreximbank 9.75%, 01/22/25 144A	1,506,533
Total Government Obligations (Cost: $22,554,979)		20,912,966

Number of Shares
MONEY MARKET FUND: 0.8% (Cost: $2,574,802)
2,574,802	Dreyfus Government Cash Management Fund - Institutional Shares	2,574,802
Total Investments Before Collateral for Securities Loaned: 98.3% (Cost: $329,314,770)		315,531,253

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 7.6%
Repurchase Agreements: 7.6%
$5,751,418	Repurchase agreement dated 7/31/18 with Citigroup Global Markets, Inc., 1.93%, due 8/1/18, proceeds $5,751,726; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 8/15/18 to 7/15/60, valued at $5,866,446 including accrued interest)	5,751,418
1,554,702	Repurchase agreement dated 7/31/18 with Deutsche Bank Securities, Inc., 1.95%, due 8/1/18, proceeds $1,554,786; (collateralized by various U.S. government and agency obligations, 2.75% to 5.50%, due 5/31/23 to 3/20/47, valued at $1,585,796 including accrued interest)	1,554,702
5,751,418	Repurchase agreement dated 7/31/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.93%, due 8/1/18, proceeds $5,751,726; (collateralized by various U.S. government and agency obligations, 4.00%, due 4/20/47 to 6/20/47, valued at $5,866,446 including accrued interest)	5,751,418
5,391,082	Repurchase agreement dated 7/31/18 with Mizuho Securities USA, Inc., 1.91%, due 8/1/18, proceeds $5,391,368; (collateralized by various U.S. government and agency obligations, 0.00% to 2.50%, due 7/15/19 to 9/9/49, valued at $5,498,904 including accrued interest)	5,391,082
5,751,418	Repurchase agreement dated 7/31/18 with Nomura Securities International, Inc., 1.93%, due 8/1/18, proceeds $5,751,726; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 8/15/18 to 6/20/68, valued at $5,866,447 including accrued interest)	5,751,418
Total Short-Term Investments Held As Collateral For Securities On Loan (Cost: $24,200,038)		24,200,038
Total Investments: 105.9% (Cost: $353,514,808)		339,731,291
Liabilities in excess of other assets: (5.9)%		(18,858,452)
NET ASSETS: 100.0%		$320,872,839

Footnotes:
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(e)	Security in default of principal
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $23,160,540.
§	Illiquid Security — the aggregate value of illiquid securities is $275,400 which represents 0.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $222,933,868, or 69.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	11.7%	$36,985,456
Communications	7.0	22,051,569
Consumer, Cyclical	4.4	13,779,953
Consumer, Non-cyclical	8.2	25,719,529
Diversified	1.1	3,630,755
Energy	13.3	42,039,849
Financial	35.8	113,045,055
Government	6.6	20,912,966
Industrial	6.4	20,172,687
Technology	0.4	1,184,446
Utilities	4.3	13,434,186
Money Market Fund	0.8	2,574,802
	100.0%	$315,531,253

The summary of inputs used to value the Fund’s investments as of July 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$292,043,485	$—	$292,043,485
Government Obligations*	—	20,912,966	—	20,912,966
Money Market Funds	2,574,802	—	—	2,574,802
Repurchase Agreements	—	24,200,038	—	24,200,038
Total	$2,574,802	$337,156,489	$—	$339,731,291

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2018.

See Notes to Schedules of Investments

VANECK VECTORS FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2018 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 97.9%
Bermuda: 2.0%
$1,485,000	Weatherford Bermuda Ltd. 9.88%, 03/01/39 †	$1,455,300
	Weatherford International Ltd.
6,188,000	4.50%, 01/15/22 (c) †	5,754,840
3,483,000	5.13%, 09/15/20	3,526,537
3,145,000	5.95%, 10/17/41 (c)	2,350,888
3,930,000	6.50%, 08/01/36	3,065,400
4,924,000	6.75%, 09/15/40	3,914,580
3,566,000	7.00%, 03/15/38	2,897,375
		22,964,920
Canada: 4.1%
	Bombardier, Inc.
200,000	6.00%, 08/30/18 (c) Reg S	202,250
2,000,000	7.45%, 05/01/34 144A	2,055,000
8,700,000	Enbridge, Inc. 5.50% (ICE LIBOR USD 3 Month+3.42%), 07/15/27 (c)	8,178,000
	Teck Resources Ltd.
5,540,000	3.75%, 11/01/22 (c)	5,484,600
5,854,000	4.75%, 10/15/21 (c)	6,036,937
3,445,000	5.20%, 09/01/41 (c)	3,195,237
3,246,000	5.40%, 08/01/42 (c)	3,059,355
4,324,000	6.00%, 02/15/40 (c)	4,388,860
5,287,000	6.13%, 10/01/35	5,511,697
6,930,000	6.25%, 01/15/41 (c)	7,259,175
		45,371,111
Cayman Islands: 3.5%
	Noble Holding International Ltd.
4,308,000	5.25%, 03/15/42	3,080,220
3,469,000	6.05%, 03/01/41 †	2,584,405
3,398,000	6.20%, 08/01/40	2,514,520
3,865,000	7.95%, 01/01/25 (c) †	3,671,750
3,563,000	8.95%, 10/01/44 (c)	3,295,775
	Transocean, Inc.
3,627,000	5.80%, 07/15/22 (c) †	3,586,196
2,516,000	6.50%, 11/15/20 †	2,585,190
8,680,000	6.80%, 03/15/38	7,291,200
5,098,000	7.50%, 04/15/31 †	4,804,865
2,868,000	8.38%, 12/15/21 †	3,083,100
2,565,000	9.35%, 12/15/41	2,565,000
		39,062,221
Finland: 0.7%
4,329,000	Nokia OYJ 6.63%, 05/15/39	4,610,385
2,650,000	Stora Enso OYJ 7.25%, 04/15/36 144A	3,206,500
		7,816,885
France: 0.4%
3,885,000	BPCE SA 12.50% (ICE LIBOR USD 3 Month+12.98%), 09/30/19 (c) 144A	4,246,771
Germany: 2.1%
	Deutsche Bank AG
12,943,000	4.30% (USD Swap Semi 30/360 5 Year+2.25%), 05/24/23 (c)	11,794,615
13,021,000	4.50%, 04/01/25 †	12,168,231
		23,962,846
Ireland: 0.3%
2,636,000	Smurfit Kappa Treasury Funding Ltd. 7.50%, 11/20/25	3,123,660
Italy: 1.4%
17,327,000	Intesa Sanpaolo SpA 5.02%, 06/26/24 144A	16,016,219
Luxembourg: 3.2%
	Telecom Italia Capital
8,718,000	6.00%, 09/30/34	8,656,974
8,668,000	6.38%, 11/15/33	8,798,020
8,624,000	7.20%, 07/18/36	9,227,680
8,666,000	7.72%, 06/04/38	9,597,595
		36,280,269
Sweden: 0.8%
8,696,000	Ericsson LM 4.13%, 05/15/22	8,560,191
United Kingdom: 5.3%
5,141,000	Barclays Bank Plc 6.28% (ICE LIBOR USD 3 Month+1.55%), 12/15/34 (c)	5,430,156
	Ensco Plc
5,389,000	4.50%, 07/01/24 (c) †	4,580,650
5,778,000	5.20%, 12/15/24 (c) †	4,947,412
8,672,000	5.75%, 04/01/44 (c)	6,341,400
	Lloyds Banking Group Plc
3,285,000	6.41% (ICE LIBOR USD 3 Month+1.50%), 10/01/35 (c) 144A	3,449,250
3,739,000	6.66% (ICE LIBOR USD 3 Month+1.27%), 05/21/37 (c) 144A	3,963,340
6,542,000	Royal Bank of Scotland Group Plc 7.65% (ICE LIBOR USD 3 Month+2.50%), 09/30/31 (c)	8,177,500
3,494,000	Signet UK Finance Plc 4.70%, 03/15/24 (c) †	3,296,956
6,545,000	Standard Chartered Plc 7.01% (ICE LIBOR USD 3 Month+1.46%), 07/30/37 (c) † 144A	6,904,975
7,374,000	Tesco Plc 6.15%, 11/15/37 144A	7,802,260
3,953,000	Virgin Media Secured Finance Plc 5.25%, 01/15/21	4,046,884
		58,940,783
United States: 74.1%
	ADT Corp.
8,656,000	3.50%, 07/15/22	8,255,660
6,062,000	4.13%, 06/15/23 †	5,743,745
	Allegheny Technologies, Inc.
4,339,000	5.95%, 10/15/20 (c)	4,424,261
4,339,000	7.88%, 05/15/23 (c)	4,691,544
4,467,000	Ally Financial, Inc. 8.00%, 11/01/31	5,405,070
	Arconic, Inc.
10,873,000	5.40%, 01/15/21 (c)	11,120,796
5,535,000	5.87%, 02/23/22	5,742,562
5,292,000	5.90%, 02/01/27	5,318,460
5,257,000	5.95%, 02/01/37	5,184,716
8,761,000	6.15%, 08/15/20	9,100,489
2,647,000	6.75%, 01/15/28	2,594,060
	Avon Products, Inc.
3,550,000	6.60%, 03/15/20	3,505,625
4,222,000	7.00%, 03/15/23	3,514,815
	Carpenter Technology Corp.
2,632,000	4.45%, 12/01/22 (c)	2,630,037
2,143,000	5.20%, 04/15/21 (c)	2,186,581
	CBL & Associates LP
2,631,000	4.60%, 07/15/24 (c) †	2,195,458
3,890,000	5.25%, 09/01/23 (c) †	3,446,128
5,400,000	5.95%, 09/15/26 (c) †	4,663,088
	CDK Global, Inc.
2,143,000	3.80%, 09/15/19 (c)	2,151,036
4,375,000	5.00%, 07/15/24 (c)	4,473,437
	CenturyLink, Inc.
2,128,000	6.15%, 09/15/19 †	2,178,540
3,633,000	6.88%, 01/15/28	3,395,765
7,030,000	7.60%, 09/15/39	5,870,050
	CF Industries Holdings, Inc.
6,511,000	3.45%, 06/01/23	6,258,699
6,529,000	4.95%, 06/01/43	5,541,489
6,535,000	5.15%, 03/15/34	6,061,212
6,489,000	5.38%, 03/15/44	5,783,321
2,160,000	Choice Hotels International, Inc. 5.70%, 08/28/20	2,238,300
2,630,000	Cliffs Natural Resources, Inc. 6.25%, 10/01/40	2,273,306
	Continental Resources, Inc.
8,688,000	3.80%, 03/01/24 (c)	8,544,962
6,075,000	4.90%, 12/01/43 (c)	6,060,772
3,024,000	Crown Cork & Seal Co., Inc. 7.38%, 12/15/26	3,281,040
	DCP Midstream Operating LP
4,520,000	3.88%, 12/15/22 (c)	4,407,000
4,423,000	4.75%, 06/30/21 (c) 144A	4,490,407
3,200,000	4.95%, 01/01/22 (c)	3,248,000
5,294,000	5.35%, 03/15/20 144A	5,446,202
3,584,000	5.60%, 10/01/43 (c)	3,436,160
2,705,000	6.45%, 11/03/36 144A	2,857,156
3,976,000	6.75%, 09/15/37 144A	4,289,110
1,933,000	8.13%, 08/16/30	2,336,514
	Dell, Inc.
3,512,000	4.63%, 04/01/21 †	3,573,460
2,321,000	5.40%, 09/10/40	2,030,875
3,399,000	6.50%, 04/15/38	3,382,005
2,620,000	7.10%, 04/15/28 †	2,816,500
	Diamond Offshore Drilling, Inc.
2,226,000	3.45%, 08/01/23 (c)	1,947,750
6,507,000	4.88%, 05/01/43 (c)	4,717,575
4,281,000	5.70%, 10/15/39	3,446,205
8,640,000	Dresdner Funding Trust I 8.15%, 06/30/29 (c) 144A	10,735,200
	Dun & Bradstreet Corp.
2,619,000	4.25%, 05/15/20 (c)	2,612,444
2,568,000	4.63%, 09/01/22 (c)	2,573,289
	Edgewell Personal Care
5,183,000	4.70%, 05/19/21	5,208,915
4,376,000	4.70%, 05/24/22	4,321,300
12,898,000	Embarq Corp. 8.00%, 06/01/36	12,188,610
	EMC Corporation
17,353,000	2.65%, 06/01/20	16,923,112
8,642,000	3.38%, 03/01/23 (c)	8,068,571
3,453,000	Energen Corp. 4.63%, 06/01/21 (c)	3,461,632
	EnLink Midstream Partners LP
6,465,000	4.15%, 03/01/25 (c)	6,061,689
4,500,000	4.40%, 01/01/24 (c)	4,325,512
4,000,000	5.05%, 10/01/44 (c)	3,333,754
3,000,000	5.60%, 10/01/43 (c)	2,591,765
	Freeport-McMoRan, Inc.
8,664,000	3.10%, 03/15/20	8,588,190
16,365,000	3.55%, 12/01/21 (c)	15,894,506
16,660,000	3.88%, 12/15/22 (c)	16,076,900
5,196,000	4.00%, 11/14/21	5,176,515
7,371,000	4.55%, 08/14/24 (c) †	7,163,691
6,547,000	5.40%, 05/14/34 (c)	6,039,607
16,217,000	5.45%, 09/15/42 (c)	14,481,781
8,246,000	Frontier Communications Corp. 9.00%, 08/15/31 †	5,370,207
2,538,000	Frontier Florida LLC 6.86%, 02/01/28	2,300,063
	Genworth Holdings, Inc.
3,503,000	4.80%, 02/15/24 †	3,117,670
3,515,000	4.90%, 08/15/23	3,198,650
2,581,000	6.50%, 06/15/34	2,284,185
3,433,000	7.20%, 02/15/21	3,585,425
6,087,000	7.63%, 09/24/21	6,360,915
3,417,000	7.70%, 06/15/20 †	3,553,680
2,594,000	Global Marine, Inc. 7.00%, 06/01/28 †	2,632,910
10,116,000	Goldman Sachs Capital I 6.35%, 02/15/34	12,018,567
2,600,000	H.B. Fuller Co. 4.00%, 11/15/26 (c)	2,333,500
2,525,000	HCA, Inc. 7.69%, 06/15/25	2,790,125
2,155,000	IFM US Colonial Pipeline 2 LLC 6.45%, 02/01/21 (c) 144A	2,288,862
	Ingram Micro, Inc.
2,607,000	5.00%, 02/10/22 (c)	2,583,095
4,343,000	5.45%, 09/15/24 (c)	4,283,728
6,520,000	Invista Finance LLC 4.25%, 10/15/19 144A	6,568,900
	JC Penney Corp., Inc.
3,406,000	6.38%, 10/15/36	1,898,845
2,708,000	7.40%, 04/01/37 (p) †	1,570,640
4,281,000	7.63%, 03/01/97 †	2,450,873
	L Brands, Inc.
3,128,000	6.95%, 03/01/33	2,705,720
2,470,000	7.60%, 07/15/37	2,205,389
3,908,000	Leidos Holdings, Inc. 4.45%, 09/01/20 (c)	3,969,199
2,370,000	Leonardo US Holdings, Inc. 6.25%, 01/15/40 144A	2,583,300
3,010,000	Lexmark International, Inc. 7.13%, 03/15/20 †	2,561,540
	Mack-Cali Realty LP
2,418,000	3.15%, 02/15/23 (c)	2,146,566
2,596,000	4.50%, 01/18/22 (c)	2,519,995
3,450,000	Magellan Health, Inc. 4.40%, 07/22/24 (c)	3,377,675
	Mattel, Inc.
3,029,000	2.35%, 07/15/21 (c)	2,763,963
2,156,000	3.15%, 12/15/22 (c) †	1,881,110
2,150,000	4.35%, 10/01/20	2,144,625
2,643,000	5.45%, 05/01/41 (c)	2,114,400
2,176,000	6.20%, 10/01/40	1,827,840
2,295,000	MBIA, Inc. 6.40%, 08/31/18 (c)	2,243,363
2,383,000	McClatchy Co. 6.88%, 03/15/29 †	3,085,985
	MDC Holdings, Inc.
2,179,000	5.50%, 10/15/23 (c)	2,168,105
2,126,000	5.63%, 02/01/20	2,184,465
4,366,000	6.00%, 10/15/42 (c)	3,705,642
3,940,000	Midcontinent Express Pipeline LLC 6.70%, 09/15/19 144A	4,065,489
	Murphy Oil Corp.
4,567,000	4.00%, 03/01/22 (c) †	4,475,660
5,480,000	4.45%, 09/01/22 (c)	5,430,077
3,288,000	5.88%, 06/01/42 (c)	2,988,463
1,495,000	7.05%, 05/01/29	1,558,538
	Nabors Industries, Inc.
6,035,000	4.63%, 09/15/21	5,959,562
6,063,000	5.00%, 09/15/20	6,123,630
3,060,000	5.10%, 06/15/23 (c)	2,876,400
	New Albertsons, Inc.
5,164,000	7.45%, 08/01/29	4,286,120
3,912,000	8.00%, 05/01/31 †	3,344,760
4,343,000	NGPL Pipeco LLC 7.77%, 12/15/37 144A	5,363,605
	NuStar Logistics, LP
2,141,000	4.75%, 11/01/21 (c)	2,103,533
3,959,000	4.80%, 09/01/20	3,983,744
	Oceaneering International, Inc.
4,390,000	4.65%, 08/15/24 (c)	4,195,975
2,550,000	6.00%, 11/01/27 (c)	2,542,721
	Owens & Minor, Inc.
2,400,000	3.88%, 09/15/21	2,295,000
2,355,000	4.38%, 09/15/24 (c)	2,048,850
2,401,000	Pactiv LLC 7.95%, 12/15/25	2,624,605
	Pitney Bowes, Inc.
2,567,000	3.63%, 09/15/20	2,557,374
5,183,000	3.63%, 09/01/21 (c)	4,917,371
3,518,000	4.38%, 04/15/22 (c)	3,227,765
4,339,000	4.63%, 12/15/23 (c) †	3,888,829
3,487,000	4.70%, 03/01/23 (c)	3,147,018
	PulteGroup, Inc.
2,584,000	6.00%, 02/15/35	2,467,720
3,479,000	6.38%, 05/15/33	3,461,605
2,627,000	7.88%, 06/15/32	2,980,857
	Qwest Capital Funding, Inc.
3,096,000	6.88%, 07/15/28	2,848,320
3,071,000	7.75%, 02/15/31	2,763,900
	Qwest Corp.
8,255,000	6.75%, 12/01/21	8,794,938
7,315,000	6.88%, 08/31/18 (c)	6,953,784
2,092,000	7.13%, 08/31/18 (c)	1,988,718
2,150,000	7.25%, 09/15/25	2,288,544
3,464,000	RBS Capital Trust II 6.43% (ICE LIBOR USD 3 Month+1.94%), 01/03/34 (c)	4,083,190
2,519,000	Rite Aid Corp. 7.70%, 02/15/27 †	2,194,679
	Rockies Express Pipeline
6,850,000	5.63%, 04/15/20 144A	7,082,215
4,596,000	6.88%, 04/15/40 144A	5,354,340
1,630,000	7.50%, 07/15/38 144A	1,964,150
	Rowan Cos, Inc.
3,494,000	4.75%, 10/15/23 (c)	3,039,780
5,421,000	4.88%, 03/01/22 (c)	5,102,516
3,287,000	5.40%, 06/01/42 (c)	2,366,640
3,511,000	5.85%, 07/15/43 (c)	2,633,250
	Safeway, Inc.
2,399,000	5.00%, 08/15/19 †	2,422,990
5,127,000	7.25%, 02/01/31	5,037,277
	SCANA Corporation
2,074,000	4.13%, 11/01/21 (c)	2,050,865
2,618,000	4.75%, 02/15/21 (c) †	2,642,581
2,225,000	6.25%, 04/01/20	2,290,649
	Sealed Air Corp.
1,222,000	4.88%, 09/01/22 (c) 144A	1,237,275
2,750,000	6.88%, 07/15/33 144A	2,990,625
	SLM Corp.
5,141,000	5.63%, 08/01/33	4,421,260
13,007,000	8.00%, 03/25/20	13,754,902
	Southwestern Energy Co.
8,634,000	4.10%, 12/15/21 (c) †	8,245,470
8,708,000	6.20%, 10/23/24 (c)	8,610,035
	Sprint Capital Corp.
21,505,000	6.88%, 11/15/28	20,752,325
17,298,000	8.75%, 03/15/32	18,660,217
	Symantec Corp.
3,506,000	3.95%, 03/15/22 (c)	3,436,188
6,466,000	4.20%, 09/15/20	6,513,518
5,003,000	Talen Energy Supply LLC 4.60%, 09/15/21 (c) †	4,302,580
3,722,000	Tenet Healthcare Corp. 6.88%, 11/15/31	3,405,630
2,143,000	Toll Brothers Finance Corp. 6.75%, 11/01/19	2,242,307
5,216,000	Under Armour, Inc. 3.25%, 03/15/26 (c) †	4,721,163
4,709,000	United States Cellular Corp. 6.70%, 12/15/33	4,869,389
3,072,000	United States Steel Corp. 6.65%, 06/01/37	2,764,800
1,490,000	Weatherford International LLC 6.80%, 06/15/37	1,188,275
	Williams Cos, Inc.
7,393,000	3.70%, 10/15/22 (c)	7,275,230
10,870,000	4.55%, 03/24/24 (c)	10,978,700
5,682,000	5.75%, 12/24/43 (c)	6,079,740
2,910,000	7.50%, 01/15/31	3,521,100
2,175,000	7.75%, 06/15/31	2,655,632
3,188,000	7.88%, 09/01/21	3,554,620
	Wyndham Destinations, Inc.
3,502,000	3.90%, 12/01/22 (c) †	3,283,125
2,613,000	4.15%, 02/01/24 (c)	2,583,604
5,615,000	4.25%, 12/01/21 (c)	5,460,587
3,500,000	4.50%, 01/01/27 (c)	3,438,750
3,016,000	5.10%, 07/01/25 (c)	3,121,560
2,607,000	XPO CNW, Inc. 6.70%, 05/01/34	2,633,070
	Yum! Brands, Inc.
3,109,000	3.75%, 08/01/21 (c)	3,081,796
3,123,000	3.88%, 08/01/20 (c)	3,134,711
2,959,000	3.88%, 08/01/23 (c) †	2,829,544
1,864,000	5.30%, 09/15/19	1,901,280
2,415,000	5.35%, 05/01/43 (c)	2,107,088
2,848,000	6.88%, 11/15/37	2,826,640
		828,867,981
Total Corporate Bonds (Cost: $1,112,409,627)		1,095,213,857

Number of Shares
MONEY MARKET FUND: 0.4% (Cost: $4,664,790)
4,664,790	Dreyfus Government Cash Management Fund - Institutional Shares	4,664,790
Total Investments Before Collateral for Securities Loaned: 98.3% (Cost: $1,117,074,417)		1,099,878,647

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 6.9%
Repurchase Agreements: 6.9%
$18,261,934	Repurchase agreement dated 7/31/18 with Citigroup Global Markets, Inc., 1.93%, due 8/1/18, proceeds $18,262,913; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 8/15/18 to 7/15/60, valued at $18,627,173 including accrued interest)	18,261,934
18,261,934	Repurchase agreement dated 7/31/18 with Daiwa Capital Markets America, Inc., 1.94%, due 8/1/18, proceeds $18,262,918; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 10/1/18 to 9/9/49, valued at $18,627,173 including accrued interest)	18,261,934
4,939,589	Repurchase agreement dated 7/31/18 with Deutsche Bank Securities, Inc., 1.95%, due 8/1/18, proceeds $4,939,857; (collateralized by various U.S. government and agency obligations, 2.75% to 5.50%, due 5/31/23 to 3/20/47, valued at $5,038,381 including accrued interest)	4,939,589
18,261,934	Repurchase agreement dated 7/31/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.93%, due 8/1/18, proceeds $18,262,913; (collateralized by various U.S. government and agency obligations, 4.00%, due 4/20/47 to 6/20/47, valued at $18,627,173 including accrued interest)	18,261,934
17,162,789	Repurchase agreement dated 7/31/18 with Mizuho Securities USA, Inc., 1.91%, due 8/1/18, proceeds $17,163,700; (collateralized by various U.S. government and agency obligations, 0.00% to 2.50%, due 7/15/19 to 9/9/49, valued at $17,506,046 including accrued interest)	17,162,789
Total Short-Term Investments Held As Collateral For Securities On Loan (Cost: $76,888,180)		76,888,180
Total Investments: 105.2% (Cost: $1,193,962,597)		1,176,766,827
Liabilities in excess of other assets: (5.2)%		(57,869,790)
NET ASSETS: 100.0%		$1,118,897,037

Footnotes:
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
†	Security fully or partially on loan. Total market value of securities on loan is $73,882,773.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $114,961,151, or 10.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	18.1%	$198,697,044
Communications	15.3	167,756,790
Consumer, Cyclical	9.2	101,193,669
Consumer, Non-cyclical	5.2	56,824,125
Energy	27.0	297,317,630
Financial	14.7	161,884,369
Industrial	3.1	34,004,203
Technology	6.0	66,249,352
Utilities	1.0	11,286,675
Money Market Fund	0.4	4,664,790
	100.0%	$1,099,878,647

The summary of inputs used to value the Fund’s investments as of July 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$1,095,213,857	$—	$1,095,213,857
Money Market Funds	4,664,790	—	—	4,664,790
Repurchase Agreements	—	76,888,180	—	76,888,180
Total	$4,664,790	$1,172,102,037	$—	$1,176,766,827

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2018.

See Notes to Schedules of Investments

VANECK VECTORS GREEN BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2018 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 64.1%
Australia: 1.8%
AUD	30,000	Commonwealth Bank of Australia 3.25%, 03/31/22	$22,492
		National Australia Bank Ltd.
EUR	100,000	0.35%, 09/07/22 Reg S	116,479
AUD	60,000	4.00%, 12/16/21	46,115
	200,000	Westpac Banking Corp. 3.10%, 06/03/21 Reg S	149,655
			334,741
Austria: 1.3%
USD	100,000	Suzano Austria GmbH 5.75%, 07/14/26 144A	104,120
EUR	100,000	Verbund AG 1.50%, 11/20/24 Reg S	122,435
			226,555
Brazil: 0.5%
USD	100,000	Banco Nacional de Desenvolvimento Econômico e Social 4.75%, 05/09/24 Reg S	96,751
Canada: 0.8%
	150,000	Toronto-Dominion Bank 1.85%, 09/11/20	146,301
Cayman Islands: 2.2%
	100,000	Fibria Overseas Finance Ltd. 5.50%, 01/17/27	103,175
	200,000	MTR Corp. CI Ltd. 2.50%, 11/02/26 Reg S	182,628
EUR	100,000	Three Gorges Finance II Cayman Islands Ltd. 1.30%, 06/21/24 Reg S	117,542
			403,345
Chile: 0.5%
USD	100,000	Inversiones CMPC SA 4.38%, 04/04/27 144A	97,769
China / Hong Kong: 1.7%
	200,000	Bank of China Ltd. 2.25%, 07/12/21 Reg S	191,695
EUR	100,000	China Development Bank 0.38%, 11/16/21 Reg S	116,484
			308,179
Costa Rica: 0.3%
USD	50,000	Banco Nacional de Costa Rica 5.88%, 04/25/21 144A	51,406
Denmark: 0.9%
EUR	140,000	Orsted A/S 1.50%, 08/26/29 (c) Reg S	163,357
France: 10.4%
	100,000	BNP Paribas 0.50%, 06/01/22 Reg S	117,630
		Electricite de France SA
	200,000	1.00%, 07/13/26 (c) Reg S	228,732
	100,000	2.25%, 04/27/21 Reg S	124,194
USD	100,000	3.63%, 07/13/25 (c) 144A	97,598
		Engie SA
EUR	100,000	0.38%, 11/28/22 (c) Reg S	116,605
	100,000	1.38%, 05/19/20 Reg S	120,010
	100,000	1.50%, 12/27/27 (c) Reg S	120,008
	200,000	2.38%, 05/19/26 Reg S	258,439
	100,000	ICADE 1.50%, 06/13/27 (c) Reg S	114,641
		SNCF Reseau EPIC
	100,000	1.00%, 11/09/31 Reg S	114,823
	200,000	1.88%, 03/30/34 Reg S	252,335
	100,000	Societe Generale SA 0.75%, 11/25/20 Reg S	119,097
	100,000	Unibail-Rodamco SE 1.00%, 03/14/25 Reg S	117,730
			1,901,842
Germany: 10.9%
		Berlin Hyp AG
	100,000	0.50%, 09/26/23 Reg S	116,560
	100,000	1.13%, 10/25/27 Reg S	116,438
	100,000	1.50%, 04/18/28	119,167
	100,000	Deutsche Kreditbank AG 0.63%, 06/08/21	118,056
		Kreditanstalt fuer Wiederaufbau
	100,000	0.05%, 05/30/24	116,174
	350,000	0.25%, 06/30/25	408,068
	140,000	0.38%, 07/22/19 Reg S	165,244
SEK	2,310,000	0.50%, 01/27/21	265,957
	500,000	1.38%, 02/02/28	57,552
USD	130,000	1.88%, 11/30/20	127,265
	100,000	2.00%, 11/30/21	97,019
EUR	100,000	NRW Bank 0.88%, 11/10/25 Reg S	120,335
	150,000	Senvion Holding GmbH 3.88%, 05/01/19 (c) Reg S	156,225
			1,984,060
India: 0.3%
USD	50,000	Axis Bank Ltd./Dubai 2.88%, 06/01/21 144A	48,244
Italy: 1.2%
EUR	100,000	Intesa Sanpaolo SpA 0.88%, 06/27/22 Reg S	115,208
	100,000	IREN SpA 1.50%, 07/24/27 (c) Reg S	110,230
			225,438
Japan: 2.9%
USD	200,000	Development Bank of Japan, Inc. 2.50%, 10/18/22 Reg S	194,455
EUR	100,000	Mitsubishi UFJ Financial Group, Inc. 0.68%, 01/26/23 Reg S	117,196
	100,000	Mizuho Financial Group, Inc. 0.96%, 10/16/24 Reg S	117,112
USD	100,000	Sumitomo Mitsui Banking Corp. 2.45%, 10/20/20	98,006
			526,769
Luxembourg: 0.5%
	100,000	Klabin Finance SA 4.88%, 09/19/27 144A	92,875
Mexico: 2.5%
		Mexico City Airport Trust
	150,000	4.25%, 07/31/26 (c) 144A	143,325
	350,000	5.50%, 01/31/47 (c) 144A	315,791
			459,116
Netherlands: 11.0%
EUR	150,000	ABN Amro Bank NV 0.63%, 05/31/22 Reg S	177,562
	100,000	Cooperatieve Rabobank UA 0.13%, 10/11/21 Reg S	117,111
	200,000	Enel Finance International NV 1.00%, 09/16/24 Reg S	232,252
	100,000	Gas Natural Fenosa Finance BV 0.88%, 02/15/25 (c) Reg S	114,592
USD	100,000	Greenko Dutch BV 4.88%, 07/24/19 (c) 144A	97,118
EUR	100,000	Iberdrola International BV 1.13%, 04/21/26 Reg S	117,013
	100,000	ING Bank NV 0.75%, 11/24/20 Reg S	119,168
	150,000	innogy Finance BV 1.25%, 07/19/27 (c) Reg S	171,900
		Nederlandse Waterschapsbank NV
	100,000	0.63%, 07/03/19 Reg S	118,197
SEK	300,000	0.70%, 01/25/23 Reg S	34,359
EUR	250,000	1.00%, 09/03/25 Reg S	304,141
		TenneT Holding BV
	120,000	0.88%, 03/04/21 (c) Reg S	143,525
	200,000	1.75%, 03/04/27 (c) Reg S	247,817
			1,994,755
Norway: 1.0%
	150,000	SpareBank 1 Boligkreditt AS 0.50%, 01/30/25 Reg S	175,012
South Korea: 0.5%
USD	100,000	Hyundai Capital Services, Inc. 2.88%, 03/16/21 144A	97,491
Spain: 3.2%
EUR	100,000	ACS Servicios Comunicaciones y Energia SL 1.88%, 01/20/26 (c) Reg S	116,085
	100,000	Adif - Alta Velocidad 1.25%, 05/04/26 Reg S	117,072
		Iberdrola Finanzas SA
	200,000	1.00%, 12/07/23 (c) Reg S	238,124
	100,000	1.25%, 09/13/27 Reg S	116,618
			587,899
Sweden: 1.9%
	100,000	Nordea Bank AB 0.30%, 06/30/22 Reg S	117,058
	100,000	Skandinaviska Enskilda Banken AB 0.30%, 02/17/22 Reg S	117,254
	100,000	Swedbank AB 0.25%, 11/07/22 Reg S	116,391
			350,703
United Kingdom: 1.3%
	100,000	Barclays Plc 0.63% (EUR Swap Annual 1 Year+.50%), 11/14/22 (c) Reg S	113,694
	100,000	SSE Plc 0.88%, 06/06/25 (c) Reg S	115,923
			229,617
United States: 6.5%
		Apple, Inc.
USD	150,000	2.85%, 12/23/22 (c)	147,949
	100,000	3.00%, 03/20/27 (c)	95,768
	50,000	Avangrid, Inc. 3.15%, 10/01/24 (c)	47,821
	100,000	Bank of America Corp. 2.15%, 11/09/19 (c)	97,723
	100,000	Digital Realty Trust LP 3.95%, 05/01/22 (c)	100,823
	80,000	Kaiser Foundation Hospitals 3.15%, 02/01/27 (c)	76,720
	100,000	MidAmerican Energy Co. 3.10%, 02/01/27 (c)	96,241
	50,000	Morgan Stanley 2.20%, 12/07/18	49,957
	100,000	NRG Yield Operating LLC 5.38%, 08/15/19 (c)	100,000
	50,000	Regency Centers LP 3.75%, 03/15/24 (c)	49,095
		Southern Power Co.
EUR	100,000	1.00%, 06/20/22	119,142
USD	100,000	1.95%, 12/15/19	98,485
	100,000	4.15%, 09/01/25 (c)	99,909
			1,179,633
Total Corporate Bonds (Cost: $11,786,786)			11,681,858
GOVERNMENT OBLIGATIONS: 34.8%
Australia: 0.4%
AUD	100,000	Queensland Treasury Corp. 3.00%, 03/22/24 Reg S 144A	75,699
Canada: 2.6%
USD	100,000	Export Development Canada 1.63%, 06/01/20	97,858
		Province of Ontario Canada
CAD	70,000	1.75%, 10/09/18	53,780
	165,000	1.95%, 01/27/23	123,405
	100,000	2.65%, 02/05/25	76,182
	170,000	Province of Quebec Canada 1.65%, 03/03/22	127,073
			478,298
Finland: 0.3%
USD	50,000	Municipality Finance Plc 1.38%, 09/21/21 144A	47,547
France: 10.0%
EUR	100,000	Caisse des dépôts et consignations 0.20%, 03/01/22 Reg S	118,705
	100,000	French Development Agency 1.38%, 09/17/24 Reg S	124,393
	1,155,000	French Republic Government Bond OAT 1.75%, 06/25/39 Reg S 144A	1,450,591
	100,000	Region of Ile de France 2.38%, 04/24/26 Reg S	133,621
			1,827,310
Lithuania: 0.7%
	100,000	Lietuvos Energija UAB 2.00%, 07/14/27 Reg S	119,323
Mexico: 0.3%
USD	50,000	Nacional Financiera SNC 3.38%, 11/05/20 144A	50,125
Poland: 1.0%
		Republic of Poland Government International Bond
EUR	55,000	0.50%, 12/20/21 Reg S	65,436
	100,000	1.13%, 08/07/26 Reg S	119,017
			184,453
South Korea: 0.3%
USD	50,000	Export-Import Bank of Korea 2.13%, 02/11/21	48,269
Supranational: 16.5%
SEK	1,000,000	African Development Bank 0.38%, 06/01/22 Reg S	113,890
		Asian Development Bank
USD	200,000	1.00%, 08/16/19	196,684
	100,000	2.38%, 08/10/27	94,341
	100,000	European Bank for Reconstruction & Development 0.88%, 07/22/19	98,323
		European Investment Bank
SEK	700,000	0.50%, 07/19/22 Reg S	80,125
EUR	200,000	0.50%, 11/15/23 Reg S	238,840
	100,000	0.50%, 11/13/37	101,135
CAD	100,000	1.13%, 09/16/21 144A	73,950
EUR	250,000	1.38%, 11/15/19	299,616
	50,000	1.50%, 11/15/47	58,442
USD	200,000	2.13%, 04/13/26	187,081
GBP	215,000	2.25%, 03/07/20 Reg S	288,024
CAD	50,000	2.38%, 01/18/23 144A	38,093
USD	100,000	2.38%, 05/24/27	94,295
	200,000	2.50%, 10/15/24	193,803
AUD	100,000	2.70%, 01/12/23 Reg S	74,406
SEK	400,000	2.75%, 11/13/23 Reg S	50,629
USD	230,000	International Bank for Reconstruction and Development 2.13%, 03/03/25	217,839
		International Finance Corp.
	80,000	2.00%, 10/24/22	76,965
	120,000	2.13%, 04/07/26	112,651
		Nordic Investment Bank
SEK	200,000	0.16%, 04/23/20	22,890
	400,000	0.63%, 01/20/21 Reg S	46,194
USD	250,000	2.25%, 09/30/21	244,637
			3,002,853
Sweden: 1.6%
	200,000	Kommuninvest I Sverige AB 1.88%, 06/01/21 144A	194,171
	100,000	Svensk Exportkredit AB 1.88%, 06/23/20	98,207
			292,378
Switzerland: 0.4%
CHF	75,000	Canton of Geneva 0.25%, 11/29/27 Reg S	74,962
United Kingdom: 0.7%
GBP	100,000	Transport for London 2.13%, 04/24/25 Reg S	133,605
Total Government Obligations (Cost: $6,310,011)			6,334,822

Number of Shares
MONEY MARKET FUND: 0.3% (Cost: $58,871)
	58,871	Dreyfus Government Cash Management Fund - Institutional Shares	58,871
Total Investments: 99.2% (Cost: $18,155,668)			18,075,551
Other assets less liabilities: 0.8%			141,128
NET ASSETS: 100.0%			$18,216,679

Definitions:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
SEK	Swedish Krona
USD	United States Dollar

Footnotes:
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $3,075,913, or 16.9% of net assets.

Summary of Investments by Sector	% of Investments	Value
Basic Materials	2.2%	$397,939
Consumer, Cyclical	0.5	97,491
Consumer, Non-cyclical	3.1	560,950
Energy	1.2	214,660
Financial	31.7	5,732,077
Government	35.1	6,334,822
Industrial	4.4	797,969
Technology	1.4	243,717
Utilities	20.1	3,637,055
Money Market Fund	0.3	58,871
	100.0%	$18,075,551

The summary of inputs used to value the Fund’s investments as of July 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$11,681,858	$—	$11,681,858
Government Obligations*	—	6,334,822	—	6,334,822
Money Market Funds	58,871	—	—	58,871
Total	$58,871	$18,016,680	$—	$18,075,551

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2018.

See Notes to Schedules of Investments

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2018 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 96.3%
Argentina: 1.3%
USD	200,000	Arcor SAIC 6.00%, 07/06/20 (c) 144A	$200,913
	150,000	Cablevision SA 6.50%, 06/15/19 (c) 144A	149,650
	100,000	Genneia SA 8.75%, 01/20/20 (c) 144A	96,395
		Pampa Energia SA
	50,000	7.38%, 07/21/20 (c) 144A	48,854
	200,000	7.50%, 01/24/22 (c) 144A	188,500
		Pan American Energy LLC
	150,000	7.88%, 05/07/21 Reg S	154,335
	25,000	7.88%, 05/07/21 144A	25,723
	200,000	Rio Energy SA / UGEN SA / UENSA SA 6.88%, 02/01/22 (c) 144A	166,800
	150,000	Transportadora de Gas del Sur SA 6.75%, 05/02/22 (c) 144A	141,705
		YPF SA
	170,000	6.95%, 07/21/27 144A	152,150
	750,000	8.50%, 07/28/25 † 144A	747,195
			2,072,220
Australia: 0.5%
	400,000	FMG Resources 5.13%, 02/15/24 (c) † 144A	384,500
EUR	200,000	Origin Energy Finance Limited 4.00% (EUR Swap Annual 5 Year+3.67%), 09/16/19 (c) Reg S	242,053
USD	250,000	Virgin Australia Holdings Ltd. 7.88%, 10/15/21 144A	248,750
			875,303
Austria: 0.9%
	600,000	JBS Investments GmbH 7.25%, 04/03/19 (c) † 144A	603,750
	380,000	JBS USA LLC 7.25%, 08/31/18 (c) 144A	384,275
EUR	100,000	Raiffeisenlandesbank Niederoesterreich-Wien AG 5.88%, 11/27/23 Reg S	132,748
	100,000	Sappi Papier Holding GmbH 3.38%, 08/30/18 (c) Reg S	119,322
	150,000	Wienerberger AG 5.00% (EUR Swap Annual 5 Year+5.95%), 02/09/21 (c)	189,085
			1,429,180
Azerbaijan: 0.2%
USD	170,000	International Bank of Azerbaijan OJSC 3.50%, 09/01/24 Reg S	151,300
	200,000	State Oil Co. of the Azerbaijan Republic 6.95%, 03/18/30 Reg S	216,810
			368,110
Belgium: 0.3%
EUR	200,000	Barry Callebaut Services NV 5.63%, 06/15/21 Reg S	269,314
	100,000	Ethias SA 5.00%, 01/14/26 Reg S	129,948
			399,262
Bermuda: 0.7%
USD	300,000	China Oil & Gas Group Ltd. 4.63%, 04/20/20 (c) † Reg S	280,987
		Digicel Group Ltd.
	400,000	7.13%, 08/31/18 (c) † 144A	256,500
	100,000	8.25%, 08/31/18 (c) 144A	73,250
	390,000	Digicel Ltd. 6.00%, 08/31/18 (c) † 144A	362,212
	200,000	Inkia Energy Ltd. 5.88%, 11/09/22 (c) 144A	194,750
			1,167,699
Brazil: 4.1%
	200,000	B3 SA - Brasil Bolsa Balcao 5.50%, 07/16/20 144A	205,502
		Banco Bradesco SA
	100,000	5.75%, 03/01/22 144A	104,150
	470,000	5.90%, 01/16/21 144A	488,377
	380,000	Banco BTG Pactual SA 5.75%, 09/28/22 Reg S	372,244
		Banco do Brasil SA
	1,000,000	3.88%, 10/10/22 †	959,560
	400,000	5.88%, 01/19/23 144A	407,004
	300,000	Banco Safra SA/Cayman Islands 4.13%, 02/08/23 144A	290,628
	200,000	Banco Votorantim SA 7.38%, 01/21/20 144A	208,800
	400,000	BRF SA 4.75%, 05/22/24 † 144A	375,000
	150,000	Caixa Economica Federal 3.50%, 11/07/22 144A	143,475
	200,000	Cemig Geracao e Transmissao SA 9.25%, 12/05/23 (c) 144A	209,230
	400,000	Centrais Eletricas Brasileiras SA 5.75%, 10/27/21 † 144A	404,640
	100,000	Cia Brasileira de Aluminio 4.75%, 06/17/24 144A	97,455
	200,000	Cielo SA 3.75%, 11/16/22 † 144A	191,250
	200,000	Globo Comunicacao e Participacoes SA 4.84%, 03/08/25 (c) 144A	192,250
		Itau Unibanco Holding SA
	750,000	5.13%, 05/13/23 144A	757,410
	400,000	5.75%, 01/22/21 144A	412,000
	200,000	6.20%, 04/15/20 144A	207,200
	100,000	6.20%, 12/21/21 144A	104,870
	200,000	Natura Cosmeticos SA 5.38%, 02/01/21 (c) 144A	196,000
	350,000	Votorantim Cimentos SA 7.25%, 04/05/41 144A	361,375
			6,688,420
British Virgin Islands: 2.9%
	250,000	Arcos Dorados Holdings, Inc. 6.63%, 09/27/23 144A	263,025
	200,000	Baoxin Auto Finance I Ltd. 5.63% (US Treasury Yield Curve Rate T 3 Year+8.91%), 10/30/20 (c) Reg S	165,552
	100,000	Central American Bottling Corp. 5.75%, 01/31/22 (c) 144A	100,250
		Easy Tactic Ltd.
	200,000	5.75%, 01/13/20 (c) Reg S	182,429
	200,000	5.88%, 11/17/20 (c) Reg S	174,084
	300,000	Fortune Star BVI Ltd. 5.25%, 03/23/20 (c) † Reg S	284,876
	300,000	Franshion Brilliant Ltd. 5.75% (USD Swap Semi 30/360 5 Year+3.86%), 01/17/22 (c) Reg S	274,125
	200,000	Gold Fields Orogen Holding BVI Ltd. 4.88%, 10/07/20 144A	199,788
		Greenland Global Investment Ltd.
	200,000	4.85%, 08/17/20 † Reg S	191,570
	450,000	5.88%, 07/03/24 Reg S	385,996
	450,000	GTL Trade Finance, Inc. 5.89%, 01/29/24 (c) 144A	467,437
	200,000	New Metro Global Ltd. 6.50%, 04/23/20 (c) Reg S	196,050
	200,000	Oceanwide Holdings International Co. Ltd. 9.63%, 08/30/18 (c) (p) Reg S	196,544
	400,000	RKI Overseas Finance 2016 A Ltd. 5.00%, 08/09/19 Reg S	397,980
	250,000	Sino-Ocean Land Treasure III Ltd. 4.90% (US Treasury Yield Curve Rate T 5 Year+3.26%), 09/21/22 (c) Reg S	204,583
	200,000	Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/26 (c) 144A	191,426
	200,000	Studio City Co. Ltd. 7.25%, 11/30/18 (c) 144A	208,000
	200,000	Studio City Finance Ltd. 8.50%, 08/31/18 (c) 144A	203,000
	200,000	Wanda Properties International Co. Ltd. 7.25%, 01/29/24 Reg S	193,386
	200,000	Wealth Driven Ltd. 5.50%, 08/17/19 (c) (p) Reg S	194,161
			4,674,262
Bulgaria: 0.1%
EUR	100,000	Bulgarian Energy Holding EAD 4.88%, 08/02/21 Reg S	126,421
Canada: 7.2%
USD	125,000	Air Canada 7.75%, 04/15/21 144A	134,844
	100,000	Athabasca Oil Corp. 9.88%, 02/24/19 (c) 144A	104,500
	100,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines LP 8.75%, 07/15/21 (c) 144A	100,375
	270,000	Baytex Energy Corp. 5.63%, 06/01/19 (c) 144A	254,475
		Bombardier, Inc.
	50,000	6.00%, 08/31/18 (c) 144A	50,563
EUR	300,000	6.13%, 05/15/21 Reg S	386,964
USD	350,000	6.13%, 01/15/23 144A	356,562
CAD	150,000	7.35%, 12/22/26 144A	116,240
USD	500,000	7.50%, 03/15/20 (c) 144A	527,500
	190,000	8.75%, 12/01/21 144A	210,662
	300,000	Brookfield Residential 6.50%, 08/31/18 (c) 144A	304,050
	150,000	Cascades, Inc. 5.50%, 08/31/18 (c) 144A	149,625
	400,000	Concordia Healthcare Corp. 9.50%, 12/15/18 (c) (d) * 144A	25,000
	200,000	Eldorado Gold Corp. 6.13%, 08/31/18 (c) 144A	196,000
	300,000	Emera, Inc. 6.75% (ICE LIBOR USD 3 Month+5.44%), 06/15/26 (c)	318,000
		Enbridge, Inc.
CAD	225,000	5.38% (Canada Bankers’ Acceptances 3 Month+3.25%), 09/27/27 (c)	163,388
USD	570,000	5.50% (ICE LIBOR USD 3 Month+3.42%), 07/15/27 (c)	535,800
	100,000	6.25% (ICE LIBOR USD 3 Month+3.64%), 03/01/28 (c)	98,032
		First Quantum Minerals Ltd.
	100,000	6.88%, 03/01/21 (c) 144A	98,000
	350,000	7.00%, 08/31/18 (c) 144A	354,156
	200,000	7.25%, 10/01/19 (c) 144A	201,750
	300,000	7.50%, 04/01/20 (c) 144A	303,000
	100,000	Garda World Security Corp. 8.75%, 05/15/20 (c) 144A	100,750
CAD	150,000	Great Canadian Gaming Corp. 6.63%, 08/30/18 (c) 144A	117,959
USD	200,000	Hudbay Minerals, Inc. 7.63%, 01/15/20 (c) 144A	207,750
	125,000	Hulk Finance Corp. 7.00%, 06/01/21 (c) 144A	117,813
	100,000	IAMGOLD Corp. 7.00%, 04/15/20 (c) 144A	102,600
	250,000	Jupiter Resources, Inc. 8.50%, 08/31/18 (c) 144A	126,250
	256,000	Lightstream Resources 8.63%, 08/31/18 (c) (d) * 144A	6,112
	100,000	Lundin Mining Corp. 7.88%, 11/01/18 (c) 144A	105,375
	200,000	Mattamy Group Corp. 6.88%, 12/15/19 (c) 144A	204,250
	500,000	MEG Energy Corp. 6.38%, 08/31/18 (c) 144A	453,750
	200,000	New Gold, Inc. 6.25%, 08/09/18 (c) 144A	189,000
		New Red Finance, Inc.
	520,000	4.25%, 05/15/20 (c) 144A	495,950
	200,000	4.63%, 08/31/18 (c) 144A	200,000
	250,000	5.00%, 10/15/20 (c) 144A	240,937
	100,000	Northwest Acquisitions ULC / Dominion Finco, Inc. 7.13%, 11/01/19 (c) 144A	100,000
	550,000	NOVA Chemicals Corp. 5.25%, 08/31/18 (c) 144A	551,375
	300,000	Open Text Corp. 5.63%, 08/31/18 (c) 144A	308,625
		Parkland Fuel Corp.
CAD	225,000	5.63%, 05/09/20 (c)	171,783
USD	100,000	6.00%, 04/01/21 (c) 144A	98,875
		Precision Drilling Corp.
	119,834	6.50%, 08/31/18 (c)	122,530
	150,000	7.13%, 11/15/20 (c) 144A	154,312
		Quebecor Media, Inc.
	150,000	5.75%, 01/15/23	154,875
CAD	320,000	6.63%, 01/15/23 144A	262,400
USD	200,000	Ritchie Bros Auctioneers, Inc. 5.38%, 01/15/20 (c) 144A	197,250
	340,000	Seven Generations Energy Ltd. 6.75%, 08/31/18 (c) † 144A	352,750
CAD	200,000	Sobeys, Inc. 4.70%, 05/08/23 (c)	158,207
USD	150,000	Superior Plus LP / Superior General Partner, Inc. 7.00%, 07/15/21 (c) 144A	152,062
		Teck Resources Ltd.
	450,000	4.75%, 10/15/21 (c)	464,062
	400,000	6.25%, 01/15/41 (c)	419,000
	100,000	Telesat Canada / Telesat LLC 8.88%, 11/15/19 (c) 144A	107,500
	100,000	Tervita Escrow Corp. 7.63%, 12/01/18 (c) 144A	103,785
		Videotron Ltd.
CAD	200,000	5.63%, 03/15/25 (c)	160,304
	125,000	5.75%, 09/15/20 (c) Reg S	99,219
			11,796,896
Cayman Islands: 7.1%
USD	200,000	Agile Group Holdings Ltd. 9.00%, 08/30/18 (c) † Reg S	209,189
	200,000	Alpha Star Holding III Ltd. 6.25%, 04/20/22 Reg S	192,354
	100,000	Avolon Holdings Funding Ltd. 5.50%, 12/15/22 (c) 144A	99,750
	200,000	Batelco International Finance No. 1 Ltd. 4.25%, 05/01/20 Reg S	194,413
	200,000	CAR, Inc. 6.13%, 08/31/18 (c) 144A	199,140
	200,000	Central China Real Estate Ltd. 8.75%, 01/23/19 (c) Reg S	203,984
	200,000	China Aoyuan Property Group Ltd. 5.38%, 09/13/20 (c) Reg S	176,606
		China Evergrande Group
	200,000	8.25%, 03/23/20 (c) Reg S	197,578
	800,000	8.75%, 06/28/21 (c) Reg S	746,458
	500,000	9.50%, 03/29/21 (c) Reg S	487,742
	200,000	China SCE Property Holdings Ltd. 5.88%, 03/10/20 (c) Reg S	182,561
		CIFI Holdings Group Co. Ltd.
	200,000	5.38% (US Treasury Yield Curve Rate T 5 Year+8.57%), 08/24/22 (c) Reg S	175,956
	200,000	7.75%, 08/30/18 (c) Reg S	203,882
	200,000	Comcel Trust 6.88%, 02/06/19 (c) 144A	208,097
		Country Garden Holdings Co. Ltd.
	400,000	4.75%, 09/28/20 (c) † Reg S	368,476
	400,000	7.50%, 08/30/18 (c) † Reg S	408,234
	200,000	Ezdan Sukuk Co. Ltd. 4.88%, 04/05/22 Reg S	167,500
	200,000	Fantasia Holdings Group Co. Ltd. 7.38%, 10/04/19 (c) Reg S	166,753
	100,000	Global A&T Electronics Ltd. 8.50%, 08/30/18 (c)	95,953
	275,000	Greentown China Holdings Ltd. 5.88%, 08/30/18 (c) Reg S	274,333
	200,000	Grupo Aval Ltd. 4.75%, 09/26/22 144A	201,750
	200,000	Health and Happiness H&H International Holdings Ltd. 7.25%, 08/31/18 (c) 144A	205,152
	200,000	Industrial Senior Trust 5.50%, 11/01/22 Reg S	200,500
	200,000	King Talent Management Ltd. 5.60% (US Treasury Yield Curve Rate T 5 Year+3.52%), 12/04/22 (c) Reg S	185,004
	350,000	KWG Property Holding Ltd. 5.88%, 11/10/21 (c) Reg S	300,307
	225,000	Lamar Funding Ltd. 3.96%, 05/07/25 Reg S	202,482
	200,000	Latam Finance Ltd. 6.88%, 04/11/21 (c) 144A	199,500
	200,000	Logan Property Holdings Co. Ltd. 5.25%, 05/23/20 (c) Reg S	175,665
	200,000	MAF Global Securities Ltd. 5.50% (USD Swap Semi 30/360 5 Year+3.48%), 09/07/22 (c) Reg S	190,758
	200,000	Melco Resorts Finance Ltd. 4.88%, 06/06/20 (c) 144A	189,732
	600,000	Noble Holding International Ltd. 7.95%, 01/01/25 (c) †	570,000
	158,586	Odebrecht Offshore Drilling Finance Ltd. 6.72%, 12/01/21 (c) 144A	151,450
		Park Aerospace Holdings Ltd.
	413,000	5.25%, 08/15/22 144A	414,549
	300,000	5.50%, 02/15/24 144A	297,000
	200,000	Sable International Finance Ltd. 6.88%, 08/31/18 (c) 144A	209,500
	200,000	Shelf Drilling Holdings Ltd. 8.25%, 02/15/21 (c) 144A	203,750
		Shimao Property Holdings Ltd.
	400,000	4.75%, 07/03/20 (c) Reg S	383,134
	200,000	8.38%, 02/10/19 (c) Reg S	210,513
	400,000	Sunac China Holdings Ltd. 7.95%, 08/08/20 (c) Reg S	385,506
	200,000	Times China Holdings Ltd. 6.25%, 01/31/20 (c) Reg S	191,866
		UPCB Finance IV Ltd.
EUR	300,000	4.00%, 01/15/21 (c) Reg S	360,328
USD	235,000	5.38%, 01/15/20 (c) 144A	229,712
EUR	100,000	UPCB Finance VII Ltd. 3.63%, 06/15/22 (c) Reg S	116,128
USD	200,000	WTT Investment Ltd./Hong Kong 5.50%, 11/21/20 (c) 144A	193,351
	400,000	Wynn Macau Ltd. 5.50%, 10/01/22 (c) 144A	384,080
	300,000	Yuzhou Properties Co. Ltd. 6.00%, 10/25/20 (c) † Reg S	264,898
			11,575,574
Chile: 0.1%
	200,000	Empresa Electrica Guacolda SA 4.56%, 01/30/25 (c) 144A	186,337

China / Hong Kong: 1.4%
	350,000	Bank of East Asia Ltd. 5.50% (US Treasury Yield Curve Rate T 5 Year+3.83%), 12/02/20 (c) Reg S	347,472
	600,000	China Cinda Asset Management Co. Ltd. 4.45% (US Treasury Yield Curve Rate T 5 Year+3.29%), 09/30/21 (c) Reg S	552,750
	200,000	China South City Holdings Ltd. 6.75%, 09/13/19 (c) Reg S	161,601
	200,000	Full Dragon Hong Kong International Development Ltd. 5.60%, 02/14/21 Reg S	191,192
	400,000	ICBC Asia Ltd. 4.25% (US Treasury Yield Curve Rate T 5 Year+3.13%), 07/21/21 (c) Reg S	376,994
	200,000	Nanyang Commercial Bank Ltd. 5.00% (US Treasury Yield Curve Rate T 5 Year+3.21%), 06/02/22 (c) Reg S	184,278
	200,000	Yancoal International Resources Development Co. Ltd. 5.75% (US Treasury Yield Curve Rate T 3 Year+8.30%), 04/13/20 (c) Reg S	199,263
	200,000	Yanlord Land HK Co. Ltd. 5.88%, 01/23/20 (c) † Reg S	199,051
			2,212,601
Colombia: 0.8%
	100,000	Banco Davivienda SA 5.88%, 07/09/22 Reg S	105,625
		Banco de Bogota SA
	200,000	5.38%, 02/19/23 144A	209,000
	200,000	6.25%, 05/12/26 144A	211,880
		Banco GNB Sudameris SA
	80,000	7.50%, 07/30/22 Reg S	85,901
	50,000	7.50%, 07/30/22 144A	53,688
		Bancolombia SA
	200,000	4.88% (US Treasury Yield Curve Rate T 5 Year+2.93%), 10/18/22 (c)	196,750
	200,000	5.13%, 09/11/22 †	207,500
	165,000	Colombia Telecomunicaciones SA, ESP 5.38%, 08/30/18 (c) Reg S	166,650
			1,236,994
Croatia: 0.1%
	200,000	Hrvatska Elektroprivreda 5.88%, 10/23/22 144A	210,378

Curacao: 0.1%
	250,000	Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22	230,153

Czech Republic: 0.2%
EUR	100,000	Energo-Pro AS 4.00%, 12/07/20 (c) Reg S	116,044
	150,000	RPG Byty sro 3.38%, 10/15/20 (c) Reg S	177,515
			293,559
Denmark: 0.5%
	100,000	Norican A/S 4.50%, 11/15/19 (c) Reg S	108,604
		TDC A/S
	250,000	1.75%, 11/27/26 (c) † Reg S	291,252
	300,000	3.75%, 03/02/22	381,973
			781,829
Finland: 0.6%
		Nokia OYJ
	100,000	1.00%, 02/15/21 (c) Reg S	118,442
USD	100,000	5.38%, 05/15/19	101,625
	275,000	6.63%, 05/15/39	292,875
	150,000	Stora Enso OYJ 7.25%, 04/15/36 144A	181,500
EUR	275,000	Teollisuuden Voima OYJ 2.13%, 11/04/24 (c) Reg S	321,501
			1,015,943
France: 6.4%
	200,000	Accor SA 4.13% (EUR Swap Annual 5 Year+3.65%), 06/30/20 (c) Reg S	246,607
		Altice France SA
USD	200,000	6.25%, 05/15/19 (c) 144A	199,500
	900,000	7.38%, 05/01/21 (c) 144A	897,187
EUR	100,000	Arkema SA 4.75% (EUR Swap Annual 5 Year+4.35%), 10/29/20 (c) Reg S	126,050
	170,000	BPCE SA 12.50% (Euribor 3 Month ACT/360+13.13%), 09/30/19 (c) Reg S	226,764
		Casino Guichard Perrachon SA
	100,000	1.87%, 03/13/22 (c) Reg S	111,856
	100,000	4.41%, 08/06/19 Reg S	120,876
	300,000	4.50%, 12/07/23 (c) † Reg S	355,855
	300,000	4.56%, 01/25/23 Reg S	360,245
	200,000	5.98%, 05/26/21 † Reg S	252,595
	350,000	CMA CGM SA 7.75%, 08/10/18 (c) Reg S	412,023
	325,000	Elis SA 3.00%, 08/30/18 (c) Reg S	387,022
	300,000	Europcar Mobility Group 5.75%, 08/10/18 (c) Reg S	362,019
	300,000	Faurecia SA 3.63%, 06/15/19 (c) Reg S	366,811
	200,000	Fnac Darty SA 3.25%, 09/30/19 (c) Reg S	242,889
	150,000	La Financiere Atalian SASU 4.00%, 05/15/20 (c) Reg S	170,164
	100,000	La Poste SA 3.13% (EUR Swap Annual 5 Year+2.44%), 01/29/26 (c) Reg S	112,951
		Loxam SAS
	200,000	4.25%, 04/15/20 (c) Reg S	245,919
	175,098	4.88%, 08/10/18 (c) 144A	208,265
		New AREVA Holding SA
	200,000	3.13%, 12/20/22 (c) Reg S	236,767
	100,000	4.38%, 11/06/19	122,827
	200,000	4.88%, 09/23/24	249,702
	100,000	Nexans SA 3.25%, 02/26/21 (c) Reg S	123,031
	200,000	Orano SA 3.50%, 03/22/21 Reg S	247,381
	100,000	Paprec Holding SA 4.00%, 03/31/21 (c) Reg S	117,773
	400,000	Peugeot SA 2.38%, 04/14/23 Reg S	495,277
	75,000	PSA Tresorerie GIE 6.00%, 09/19/33	113,617
	250,000	Rexel SA 3.50%, 06/15/19 (c) Reg S	304,491
		SFR Group SA
	280,000	5.63%, 05/15/19 (c) 144A	340,647
USD	800,000	6.00%, 08/15/18 (c) 144A	825,560
EUR	200,000	Societe Generale SA 9.38% (Euribor 3 Month ACT/360+8.90%), 09/04/19 (c) Reg S	256,250
	300,000	Solvay Finance, Inc. 4.20% (EUR Swap Annual 5 Year+3.00%), 05/12/19 (c) Reg S	360,760
USD	300,000	SPCM SA 4.88%, 09/15/20 (c) 144A	288,000
EUR	100,000	SPIE SA 3.13%, 09/22/23 (c) Reg S	117,757
	200,000	Tereos Finance Groupe I SA 4.25%, 03/04/19 (c) †	237,458
		Vallourec SA
	100,000	2.25%, 09/30/24 Reg S	95,702
	200,000	3.25%, 08/02/19 Reg S	239,832
	140,000	Verallia Packaging SASU 5.13%, 08/01/18 (c) Reg S	168,005
	100,000	WFS Global Holding SAS 9.50%, 08/30/18 (c) Reg S	123,271
			10,469,706
Georgia: 0.1%
USD	200,000	Georgian Railway JSC 7.75%, 07/11/22 144A	212,500
Germany: 4.1%
		ADLER Real Estate AG
EUR	200,000	1.50%, 11/06/21 (c) Reg S	236,108
	100,000	2.13%, 01/06/24 (c) Reg S	115,251
	125,000	Bilfinger SE 2.38%, 12/07/19 Reg S	150,257
		Deutsche Bank AG
	400,000	2.75%, 02/17/25 Reg S	465,612
USD	100,000	4.30% (USD Swap Semi 30/360 5 Year+2.25%), 05/24/23 (c)	91,127
	500,000	4.50%, 04/01/25 †	467,254
EUR	200,000	Deutsche Lufthansa AG 5.13% (EUR Swap Annual 5 Year+4.78%), 02/12/21 (c) Reg S	253,370
	100,000	Deutsche Pfandbriefbank AG 2.88% (EUR Swap Annual 5 Year+2.75%), 06/28/22 (c) Reg S	113,578
	150,000	Douglas GmbH 6.25%, 08/10/18 (c) Reg S	166,456
	150,000	Hapag-Lloyd AG 6.75%, 02/01/19 (c) Reg S	181,643
		IHO Verwaltungs GmbH
USD	200,000	5.25% 09/15/19 (c) 144A	192,750
	300,000	5.50% 09/15/21 (c) 144A	282,900
EUR	400,000	K+S AG 3.00%, 06/20/22 Reg S	490,468
	100,000	LANXESS AG 4.50% (EUR Swap Annual 5 Year+4.51%), 06/06/23 (c) Reg S	127,186
	300,000	Metro Wholesale & Food 1.50%, 03/19/25 † Reg S	345,936
	200,000	Nidda Healthcare Holding GmbH 3.50%, 09/30/20 (c) Reg S	229,717
USD	200,000	Norddeutsche Landesbank Girozentrale 6.25%, 04/10/24 Reg S	190,867
EUR	100,000	Platin 1426 GmbH 5.38%, 12/15/19 (c) Reg S	112,218
	130,000	ProGroup AG 3.00%, 03/31/21 (c) Reg S	149,635
	200,000	RWE AG 2.75% (EUR Swap Annual 5 Year+2.64%), 10/21/20 (c) Reg S	240,113
	100,000	Tele Columbus AG 3.88%, 05/02/21 (c) Reg S	112,985
		ThyssenKrupp AG
	420,000	1.38%, 12/03/21 (c) Reg S	495,531
	400,000	3.13%, 07/25/19 (c) Reg S	481,384
USD	200,000	Unitymedia GmbH 6.13%, 01/15/20 (c) 144A	208,980
EUR	600,000	Unitymedia Hessen GmbH & Co. 4.00%, 01/15/20 (c) Reg S	737,465
	100,000	WEPA Hygieneprodukte GmbH 3.75%, 05/15/19 (c) Reg S	115,107
			6,753,898
India: 0.5%
USD	200,000	Delhi International Airport Ltd. 6.13%, 02/03/22 Reg S	206,383
	200,000	HPCL-Mittal Energy Ltd. 5.25%, 04/28/27 Reg S	189,015
	200,000	IDBI Bank Ltd. 4.25%, 11/30/20 Reg S	198,376
	200,000	JSW Steel Ltd. 5.25%, 04/13/22 Reg S	200,058
			793,832
Indonesia: 0.1%
	200,000	Saka Energi Indonesia PT 4.45%, 05/05/24 144A	187,378
Ireland: 3.0%
	320,000	Alfa Bank 7.75%, 04/28/21 Reg S	343,445
EUR	200,000	Allied Irish Banks Plc 4.13% (EUR Swap Annual 5 Year+3.95%), 11/26/20 (c) Reg S	247,913
		Ardagh Packaging Finance Plc
	500,000	2.75%, 03/15/20 (c) Reg S	589,993
	350,000	4.13%, 05/15/19 (c) Reg S	428,280
USD	300,000	4.63%, 05/15/19 (c) 144A	297,000
	100,000	7.25%, 05/15/19 (c) 144A	104,625
GBP	200,000	Bank of Ireland Group Plc 3.13% (UK Govt Bonds 5 Year Note+2.70%), 09/19/22 (c) Reg S	253,317
USD	200,000	Credit Bank of Moscow Via CBOM Finance Plc 5.55%, 02/14/23 144A	190,427
EUR	150,000	eircom Finance DAC 4.50%, 08/10/18 (c) Reg S	179,777
USD	200,000	Eurochem Finance DAC 3.95%, 07/05/21 144A	196,651
	200,000	GTLK Europe DAC 5.13%, 05/31/24 Reg S	190,317
	250,000	James Hardie International Finance DAC 5.00%, 01/15/23 (c) 144A	238,750
	200,000	Metalloinvest Finance DAC 5.63%, 04/17/20 144A	202,856
	250,000	Mobile Telesystems OJSC 5.00%, 05/30/23 144A	249,173
	410,000	Rosneft Oil Co. 4.20%, 03/06/22 144A	401,732
	200,000	SCF Capital Ltd. 5.38%, 06/16/23 144A	202,718
EUR	500,000	Smurfit Kappa Acquisitions ULC 2.38%, 11/01/23 (c) Reg S	604,039
			4,921,013
Italy: 6.5%
	100,000	Astaldi SpA 7.13%, 08/30/18 (c) † Reg S	94,303
	100,000	Autostrada Brescia Verona Vicenza Padova SpA 2.38%, 03/20/20 Reg S	120,300
	100,000	Banca IFIS SpA 4.50% (EUR Swap Annual 5 Year+4.25%), 10/17/22 (c) Reg S	112,790
		Banco BPM SpA
	100,000	2.75%, 07/27/20 Reg S	118,916
	100,000	4.38% (EUR Swap Annual 5 Year+4.18%), 09/21/22 (c) Reg S	115,913
	350,000	Banco Popolare SC 6.00%, 11/05/20 Reg S	437,366
	100,000	Buzzi Unicem SpA 2.13%, 01/28/23 (c) Reg S	120,641
	150,000	Cooperativa Muratori & Cementisti-CMC di Ravenna SC 6.00%, 11/15/19 (c) Reg S	153,872
	100,000	EVOCA SpA 7.00%, 10/15/19 (c) Reg S	124,350
	300,000	Iccrea Banca SpA 1.88%, 11/25/19 † Reg S	355,023
		Intesa Sanpaolo SpA
	100,000	2.86%, 04/23/25 Reg S	114,883
	100,000	3.93%, 09/15/26 Reg S	119,851
	300,000	5.00%, 09/23/19 Reg S	367,560
USD	100,000	5.02%, 06/26/24 144A	92,435
	150,000	5.71%, 01/15/26 144A	139,534
EUR	300,000	6.63%, 09/13/23 Reg S	414,000
	400,000	8.38% (Euribor 3 Month ACT/360+6.87%), 10/14/19 (c) Reg S	498,541
	100,000	Intesa Sanpaolo Vita SpA 4.75% (Euribor 6 Month ACT/360+4.82%), 12/17/24 (c) Reg S	120,223
		Leonardo Finmeccanica SpA
	200,000	4.88%, 03/24/25	270,113
	250,000	5.25%, 01/21/22	332,066
	200,000	Mediobanca SpA 5.00%, 11/15/20	252,691
	100,000	Nexi Capital SpA 4.13%, 11/30/19 (c) Reg S	117,292
	200,000	Salini Impregilo SpA 3.75%, 06/24/21 † Reg S	240,930
	100,000	Sisal Group SpA 7.00%, 07/31/19 (c) Reg S	119,968
	100,000	Societa Cattolica di Assicurazioni SC 4.25% (Euribor 3 Month ACT/360+4.46%), 12/14/27 (c) Reg S	114,002
		Telecom Italia SpA
	230,000	2.38%, 07/12/27 (c) Reg S	255,751
	400,000	3.63%, 05/25/26 † Reg S	495,177
	500,000	5.25%, 02/10/22 Reg S	663,727
	100,000	5.25%, 03/17/55	124,362
USD	650,000	5.30%, 05/30/24 144A	654,062
GBP	300,000	5.88%, 05/19/23	434,235
		UniCredit SpA
EUR	300,000	5.75% (EUR Swap Annual 5 Year+4.10%), 10/28/20 (c) Reg S	373,927
USD	200,000	5.86% (USD ICE Swap Rate 5 Year+3.70%), 06/19/27 (c) 144A	181,094
EUR	400,000	6.95%, 10/31/22 Reg S	546,456
		Unione di Banche Italiane SpA
	100,000	4.25% (EUR Swap Annual 5 Year+4.18%), 05/05/21 (c) Reg S	118,257
	150,000	4.45% (EUR Swap Annual 5 Year+4.24%), 09/15/22 (c) Reg S	177,421
	300,000	Unipol Gruppo SpA 3.00%, 03/18/25 † Reg S	348,172
	200,000	UnipolSai Assicurazioni SpA 5.75% (Euribor 3 Month ACT/360+5.18%), 06/18/24 (c) Reg S	234,723
		Wind Tre SpA
	250,000	2.63%, 11/03/19 (c) 144A	278,435
	250,000	3.13%, 11/03/20 (c) 144A	274,172
USD	400,000	5.00%, 11/03/20 (c) 144A	361,120
			10,588,654
Japan: 1.9%
		SoftBank Group Corp.
	200,000	4.75%, 06/21/24 (c) Reg S	194,204
	200,000	5.13%, 06/21/27 (c) Reg S	191,618
	700,000	6.00% (USD ICE Swap Rate 5 Year+4.23%), 07/19/23 (c) Reg S	636,839
	1,827,000	6.25%, 01/16/28 (c) † Reg S	1,860,474
	200,000	6.88% (USD ICE Swap Rate 5 Year+4.85%), 07/19/27 (c) Reg S	181,376
			3,064,511
Kazakhstan: 0.4%
	200,000	Halyk Savings Bank of Kazakhstan JSC 7.25%, 01/28/21 144A	213,867
	500,000	KazMunayGas National Co. JSC 5.75%, 04/19/47 144A	492,767
			706,634
Luxembourg: 8.5%
	200,000	Adecoagro SA 6.00%, 09/21/22 (c) 144A	178,500
	220,000	ALROSA Finance SA 7.75%, 11/03/20 144A	236,803
		Altice Financing SA
EUR	150,000	5.25%, 08/30/18 (c) Reg S	182,876
USD	1,065,000	6.63%, 08/31/18 (c) 144A	1,079,644
		Altice Luxembourg SA
EUR	100,000	6.25%, 02/15/20 (c) Reg S	114,080
USD	100,000	7.63%, 02/15/20 (c) † 144A	94,000
	1,100,000	Altice SA 7.75%, 08/31/18 (c) 144A	1,098,625
GBP	100,000	Amigo Luxembourg SA 7.63%, 01/15/20 (c) Reg S	134,416
EUR	300,000	ARD Finance SA 7.38% 09/15/19 (c)	363,511
	100,000	BMBG Bond Finance SCA 3.00%, 08/30/18 (c) Reg S	118,870
GBP	101,000	Cabot Financial Luxembourg SA 7.50%, 10/01/19 (c) Reg S	130,347
EUR	200,000	Codere Finance SA 6.75%, 10/31/18 (c) Reg S	226,372
USD	200,000	Consolidated Energy Finance SA 6.88%, 06/15/20 (c) 144A	204,250
	200,000	Cosan Luxembourg SA 7.00%, 01/20/22 (c) 144A	206,502
		CSN Resources SA
	171,000	6.50%, 07/21/20 Reg S	165,496
	155,000	6.50%, 07/21/20 144A	150,011
EUR	100,000	DEA Finance SA 7.50%, 04/15/19 (c) Reg S	126,418
	250,000	Dufry Finance SCA 4.50%, 08/30/18 (c) Reg S	303,774
	97,701	eDreams ODIGEO SA 8.50%, 08/14/18 (c) Reg S	119,417
		Evraz Group SA
USD	300,000	6.50%, 04/22/20 Reg S	308,946
	180,000	6.50%, 04/22/20 144A	185,368
		Fiat Chrysler Finance Europe SA
EUR	100,000	4.75%, 03/22/21 Reg S	128,883
	490,000	4.75%, 07/15/22 Reg S	642,582
	300,000	Garfunkelux Holdco 3 SA 7.50%, 08/10/18 (c) † Reg S	346,759
	100,000	Gestamp Funding Luxembourg SA 3.50%, 05/15/19 (c) Reg S	120,668
	400,000	INEOS Group Holdings SA 5.38%, 08/01/19 (c) Reg S	493,808
	200,000	Intralot Capital Luxembourg SA 5.25%, 09/15/20 (c) Reg S	186,338
USD	200,000	Klabin Finance SA 5.25%, 07/16/24 144A	199,140
EUR	250,000	LHMC Finco Sarl 6.25%, 06/20/20 (c) 144A	301,276
	400,000	Matterhorn Telecom SA 3.88%, 08/10/18 (c) Reg S	477,556
USD	200,000	MHP Lux SA 6.95%, 04/03/26 144A	193,243
	200,000	Millicom International Cellular SA 5.13%, 09/15/22 (c) 144A	189,980
	400,000	Minerva Luxembourg SA 6.50%, 09/20/21 (c) 144A	374,000
	200,000	Offshore Drilling Holding SA 8.38%, 08/31/18 (c) 144A	109,000
	250,000	Puma International Financing SA 5.00%, 01/24/21 (c) 144A	226,654
	300,000	Rumo Luxembourg Sarl 7.38%, 02/09/21 (c) 144A	311,850
		Sberbank of Russia
	550,000	5.13%, 10/29/22 144A	553,262
	490,000	6.13%, 02/07/22 144A	515,285
EUR	300,000	SES SA 4.63% (EUR Swap Annual 5 Year+4.66%), 01/02/22 (c) Reg S	374,182
	100,000	SIG Combibloc Holdings SCA 7.75%, 08/10/18 (c) Reg S	122,041
	150,000	Swissport Financing Sarl 6.75%, 08/10/18 (c) 144A	182,290
	570,000	Telecom Italia Finance SA 7.75%, 01/24/33 †	924,874
USD	400,000	Telenet Finance Luxembourg Notes Sarl 5.50%, 12/01/22 (c) 144A	367,000
	75,488	Tonon Luxembourg SA 10.50%, 08/31/18 (c) (d) (p) * 144A	3,774
	200,000	Ultrapar International SA 5.25%, 10/06/26 144A	191,100
	200,000	Vm Holding SA 5.38%, 02/04/27 (c) 144A	198,002
	400,000	VTB Bank SA 6.95%, 10/17/22 144A	412,750
			13,874,523
Marshall Islands: 0.1%
	100,000	Teekay Corp. 8.50%, 01/15/20	104,375
Mauritius: 0.3%
	300,000	MTN Mauritius Investments Ltd. 4.76%, 11/11/24 144A	283,466
	200,000	Neerg Energy Ltd. 6.00%, 02/13/20 (c) 144A	192,040
			475,506
Mexico: 1.4%
	100,000	Banco Mercantil del Norte SA/Grand Cayman 5.75% (US Treasury Yield Curve Rate T 5 Year+4.45%), 10/04/26 (c) 144A	97,625
	400,000	BBVA Bancomer SA 7.25%, 04/22/20 144A	422,500
		Cemex SAB de CV
	400,000	5.70%, 01/11/20 (c) 144A	407,000
	200,000	7.75%, 04/16/21 (c) † 144A	220,652
	200,000	Credito Real SAB de CV 7.25%, 07/20/20 (c) 144A	205,756
	200,000	Grupo Bimbo SAB de CV 5.95% (US Treasury Yield Curve Rate T 5 Year+3.28%), 04/17/23 (c) 144A	204,000
	200,000	Grupo KUO SAB De CV 5.75%, 07/07/22 (c) 144A	195,500
	300,000	Nemak SAB de CV 4.75%, 01/23/21 (c) 144A	291,750
	200,000	Unifin Financiera SA de CV 7.25%, 09/27/20 (c) 144A	199,500
			2,244,283
Netherlands: 13.1%
	200,000	Cimpor Financial Operations BV 5.75%, 07/17/19 (c) † 144A	156,502
EUR	410,000	Constellium NV 4.63%, 08/30/18 (c) Reg S	488,221
USD	200,000	EA Partners I BV 6.88%, 09/28/20 † Reg S	122,422
EUR	125,000	Ferrovial Netherlands BV 2.12% (EUR Swap Annual 5 Year+2.13%), 05/14/23 (c) Reg S	135,773
		Fiat Chrysler Automobiles NV
	400,000	3.75%, 03/29/24 Reg S	506,250
USD	400,000	5.25%, 04/15/23 †	404,000
EUR	300,000	Gas Natural Fenosa Finance BV 4.13% (EUR Swap Annual 8 Year+3.35%), 11/18/22 (c) Reg S	371,994
USD	200,000	Greenko Dutch BV 5.25%, 07/24/20 (c) 144A	191,000
	200,000	IHS Netherlands Holdco BV 9.50%, 10/27/18 (c) 144A	205,626
	200,000	Indo Energy Finance II BV 6.38%, 08/31/18 (c) 144A	198,081
EUR	200,000	InterXion Holding NV 4.75%, 06/15/21 (c) Reg S	243,449
	100,000	IPD 3 BV 4.50%, 07/15/19 (c) Reg S	119,671
USD	250,000	Kazakhstan Temir Zholy Finance BV 6.95%, 07/10/42 144A	279,587
GBP	149,000	Koninklijke KPN NV 6.88% (GBP Swap 5 Year+5.50%), 03/14/20 (c) Reg S	207,805
USD	200,000	Listrindo Capital BV 4.95%, 09/14/21 (c) 144A	189,000
	460,000	Marfrig Holding Europe BV 8.00%, 06/08/19 (c) 144A	472,075
		Metinvest BV
	150,000	7.75%, 01/23/23 (c) 144A	145,532
	100,000	8.50%, 01/23/26 (c) 144A	96,911
	200,000	Nostrum Oil & Gas Finance BV 8.00%, 07/25/19 (c) 144A	190,917
		NXP BV / NXP Funding LLC
	400,000	3.88%, 09/01/22 144A	395,000
	350,000	4.13%, 06/01/21 144A	351,760
EUR	125,000	Nyrstar Netherlands Holdings BV 6.88%, 03/15/20 (c) Reg S	118,073
	200,000	OCI NV 5.00%, 04/15/20 (c) Reg S	246,973
		Petrobras Global Finance BV
USD	860,000	4.38%, 05/20/23	830,760
EUR	350,000	4.75%, 01/14/25	437,233
USD	658,000	5.30%, 01/27/25 144A	630,857
	150,000	5.75%, 02/01/29	138,037
EUR	100,000	5.88%, 03/07/22	132,209
USD	802,000	6.00%, 01/27/28 144A	760,095
	275,000	6.85%, 06/05/15	248,875
	300,000	6.88%, 01/20/40 †	289,125
	300,000	7.25%, 03/17/44	295,875
	1,350,000	7.38%, 01/17/27	1,405,350
	275,000	8.38%, 05/23/21	303,394
	330,000	8.75%, 05/23/26	373,725
EUR	41,000	Phoenix PIB Dutch Finance BV 3.63%, 07/30/21 Reg S	51,975
	400,000	Repsol International Finance BV 3.88% (EUR Swap Annual 6 Year+3.56%), 03/25/21 (c) Reg S	496,644
	300,000	Saipem Finance International BV 3.75%, 09/08/23 Reg S	370,546
USD	200,000	Samvardhana Motherson Automotive Systems Group BV 4.88%, 06/16/19 (c) Reg S	202,560
		Schaeffler Finance BV
EUR	150,000	3.50%, 08/30/18 (c) 144A	177,661
	100,000	3.50%, 08/30/18 (c) Reg S	118,441
	125,000	Selecta Group BV 5.88%, 02/01/20 (c) Reg S	145,591
	200,000	Sigma Holdco BV 5.75%, 05/15/21 (c) Reg S	222,642
USD	150,000	Stars Group Holdings BV / Stars Group US Co-Borrower LLC 7.00%, 07/15/21 (c) 144A	154,875
EUR	400,000	Stichting Afwikkeling Onderhandse Schulden SNS REAAL 11.25% (EUR Swap Annual 5 Year+9.76%), 11/27/19 (c) (d) * Reg S	4,072
		Telefonica Europe BV
	300,000	2.63% (EUR Swap Annual 5 Year+2.33%), 06/07/23 (c) Reg S	337,386
	300,000	3.75% (EUR Swap Annual 5 Year+3.86%), 03/15/22 (c) Reg S	363,625
	200,000	4.20% (EUR Swap Annual 5 Year+3.81%), 12/04/19 (c) Reg S	244,739
	200,000	5.88% (EUR Swap Annual 10 Year+4.30%), 03/31/24 (c) Reg S	261,334
GBP	200,000	6.75% (GBP Swap 5 Year+4.46%), 11/26/20 (c) Reg S	283,019
EUR	175,000	TenneT Holding BV 3.00% (EUR Swap Annual 5 Year+2.53%), 06/01/24 (c) Reg S	209,854
		Teva Pharmaceutical Finance Netherlands II BV
	450,000	0.38%, 07/25/20 Reg S	519,879
	250,000	1.13%, 10/15/24 Reg S	259,789
	340,000	1.25%, 12/31/22 (c) Reg S	376,292
	100,000	1.88%, 12/31/26 (c) Reg S	101,138
		Teva Pharmaceutical Finance Netherlands III BV
USD	480,000	2.20%, 07/21/21	447,840
	500,000	2.80%, 07/21/23	452,406
	600,000	3.15%, 10/01/26	510,247
	525,000	4.10%, 10/01/46	394,015
	100,000	6.00%, 01/15/24 (c)	103,591
	200,000	6.75%, 12/01/27 (c)	213,816
EUR	160,000	United Group BV 4.38%, 07/01/19 (c) Reg S	192,732
USD	740,000	VEON Holdings BV 5.95%, 02/13/23 144A	750,878
	200,000	VIVAT NV 6.25% (USD Swap Semi 30/360 5 Year+4.17%), 11/16/22 (c) Reg S	200,304
	440,000	VTR Finance BV 6.88%, 01/15/19 (c) 144A	456,456
EUR	200,000	Ziggo Bond Co. BV 7.13%, 05/15/19 (c) Reg S	251,268
		Ziggo BV
	300,000	3.75%, 01/15/20 (c) Reg S	350,173
	100,000	4.25%, 01/15/22 (c) Reg S	117,086
USD	350,000	Ziggo Secured Finance BV 5.50%, 01/15/22 (c) 144A	334,250
			21,359,281
Nigeria: 0.1%
	200,000	Zenith Bank Plc 7.38%, 05/30/22 144A	202,892
Norway: 0.1%
	150,000	Aker BP ASA 6.00%, 07/01/19 (c) 144A	155,576
Panama: 0.1%
	200,000	AES Panama SRL 6.00%, 06/25/19 (c) 144A	207,000
Peru: 0.5%
	200,000	Minsur SA 6.25%, 02/07/24 144A	214,640
	200,000	Orazul Energy Egenor S. en C. por A. 5.63%, 04/28/22 (c) 144A	183,200
	150,000	Union Andina de Cementos SAA 5.88%, 10/30/18 (c) 144A	155,250
	200,000	Volcan Cia Minera SAA 5.38%, 02/02/22 144A	207,150
			760,240
Portugal: 0.2%
EUR	200,000	EDP - Energias de Portugal SA 5.38% (EUR Swap Annual 5 Year+5.04%), 03/16/21 (c) Reg S	255,458
Russia: 0.1%
USD	200,000	Global Ports Finance Plc 6.50%, 09/22/23 144A	202,728
Saudi Arabia: 0.1%
	200,000	Dar Al-Arkan Sukuk Co. Ltd. 6.50%, 05/28/19 Reg S	202,850
Singapore: 0.7%
	450,000	ABJA Investment Co. Pte Ltd. 5.95%, 07/31/24 Reg S	454,963
	150,000	Bakrie Telecom Pte Ltd. 11.50%, 05/07/15 (c) (d) (e) * Reg S	2,438
	200,000	Marble II Pte Ltd. 5.30%, 06/20/19 (c) 144A	190,065
	200,000	Medco Platinum Road Pte Ltd. 6.75%, 01/30/22 (c) 144A	188,454
	200,000	STATS ChipPAC Ltd. 8.50%, 11/24/18 (c) 144A	204,750
	200,000	Theta Capital Pte Ltd. 6.75%, 10/31/21 (c) Reg S	159,108
			1,199,778
South Africa: 0.7%
		Eskom Holdings SOC Ltd.
	200,000	5.75%, 01/26/21 144A	197,750
	200,000	6.75%, 08/06/23 144A	196,789
	300,000	7.13%, 02/11/25 † 144A	291,436
	200,000	FirstRand Bank Ltd. 6.25% (USD Swap Semi 30/360 5 Year+3.56%), 04/23/23 (c) Reg S	201,438
	126,443	South Africa Ltd. 3.00% 12/31/22 144A	4,413
	200,000	Transnet SOC Ltd. 4.00%, 07/26/22 144A	192,839
			1,084,665
South Korea: 0.2%
	300,000	Woori Bank 4.50% (US Treasury Yield Curve Rate T 5 Year+3.31%), 09/27/21 (c) 144A	292,573
Spain: 1.4%
	62,407	Abengoa Abenewco 2 SAU 1.25% 03/31/23 Reg S	4,290
EUR	100,000	Abengoa SA 8.50%, 03/31/27 (d) (s) *	1,170
	200,000	Banco de Sabadell SA 5.63%, 05/06/26 Reg S	269,370
	200,000	Bankia SA 3.38% (EUR Swap Annual 5 Year+3.35%), 03/15/22 (c) Reg S	241,985
		Bankinter SA
	100,000	2.50% (EUR Swap Annual 5 Year+2.40%), 04/06/22 (c) Reg S	119,210
	100,000	6.38%, 09/11/19 Reg S	125,224
		CaixaBank SA
	300,000	2.75% (EUR Swap Annual 5 Year+2.35%), 07/14/23 (c) Reg S	360,421
	200,000	3.50% (EUR Swap Annual 5 Year+3.35%), 02/15/22 (c) Reg S	247,171
	300,000	Cellnex Telecom SAU 3.13%, 07/27/22 Reg S	376,032
	175,000	Grifols SA 3.20%, 05/01/20 (c) Reg S	205,148
		Grupo Isolux Corsan SA
	302	0.25%, 08/30/18 (c) (d) * §	2
	56,417	3.00%, 08/30/18 (c) (d) * §	1,485
	125,000	Grupo-Antolin Irausa SA 3.25%, 04/30/20 (c) Reg S	145,182
	100,000	Ibercaja Banco SA 5.00% (EUR Swap Annual 5 Year+4.55%), 07/28/20 (c) Reg S	121,510
	100,000	Obrascon Huarte Lain SA 5.50%, 08/30/18 (c) Reg S	117,834
			2,336,034
Sweden: 1.3%
	175,000	Akelius Residential Property AB 3.88% (EUR Swap Annual 5 Year+3.49%), 07/05/23 (c) Reg S	203,750
	100,000	Corral Petroleum Holdings AB 13.25% 05/15/19 (c) Reg S	125,913
	400,000	Intrum AB 3.13%, 07/15/20 (c) Reg S	443,507
USD	200,000	Stena AB 7.00%, 02/01/24 144A	188,000
EUR	100,000	Synthos Finance AB 4.00%, 09/30/18 (c) Reg S	119,995
	400,000	Telefonaktiebolaget LM Ericsson 1.88%, 03/01/24 Reg S	462,873
	270,000	Verisure Holding AB 6.00%, 11/01/18 (c) Reg S	329,665
		Volvo Car AB
	125,000	2.00%, 10/24/24 (c) Reg S	145,105
	100,000	3.25%, 05/18/21 Reg S	125,364
			2,144,172
Switzerland: 0.3%
USD	400,000	Credit Suisse Group AG 7.50% (USD Swap Semi 30/360 5 Year+4.60%), 07/17/23 (c) 144A	413,400
Thailand: 0.1%
	200,000	PTTEP Treasury Center Co. Ltd. 4.60% (US Treasury Yield Curve Rate T 5 Year+2.72%), 07/17/22 (c) 144A	192,990
Turkey: 3.0%
	400,000	Akbank TAS 4.00%, 01/24/20 144A	390,331
	200,000	Arcelik AS 5.00%, 04/03/23 144A	185,460
	200,000	Fibabanka AS 6.00%, 01/25/23 Reg S	170,260
	200,000	Finansbank AS 4.88%, 05/19/22 144A	184,721
	300,000	KOC Holding AS 5.25%, 12/15/22 (c) 144A	285,744
	225,000	Tupras Turkiye Petrol Rafinerileri AS 4.50%, 07/20/24 (c) 144A	197,962
	200,000	Turk Telekomunikasyon AS 4.88%, 06/19/24 144A	180,166
	200,000	Turkcell Iletisim Hizmetleri AS 5.80%, 01/11/28 (c) 144A	178,115
	700,000	Turkiye Garanti Bankasi AS 5.25%, 09/13/22 † 144A	656,736
	300,000	Turkiye Halk Bankasi AS 3.88%, 02/05/20 144A	264,680
		Turkiye Is Bankasi AS
	400,000	5.00%, 04/30/20 144A	386,550
	625,000	6.00%, 10/24/22 144A	529,116
	300,000	Turkiye Sinai Kalkinma Bankasi AS 4.88%, 05/18/21 Reg S	273,550
		Turkiye Vakiflar Bankasi TAO
	200,000	6.00%, 11/01/22 144A	162,010
	200,000	8.00% (USD Swap Semi 30/360 5 Year+5.84%), 11/01/22 (c) 144A	156,671
	770,000	Yapi ve Kredi Bankasi AS 5.50%, 12/06/22 144A	638,162
			4,840,234
United Arab Emirates: 0.1%
	200,000	First Abu Dhabi Bank PJSC 5.25% (USD Swap Semi 30/360 5 Year+3.35%), 06/17/20 (c) Reg S	199,696
United Kingdom: 9.0%
		AngloGold Ashanti Holdings Plc
	175,000	5.13%, 08/01/22 †	180,202
	137,000	5.38%, 04/15/20	140,995
GBP	200,000	Ardonagh Midco 3 Plc 8.38%, 07/15/20 (c) Reg S	266,417
	100,000	Arqiva Broadcast Finance Plc 9.50%, 09/30/18 (c) Reg S	135,960
USD	200,000	Aston Martin Capital Holdings Ltd. 6.50%, 04/15/19 (c) 144A	204,316
		Barclays Bank Plc
EUR	90,000	4.75% (Euribor 3 Month ACT/360+.71%), 03/15/20 (c) Reg S	104,978
USD	30,000	6.28% (ICE LIBOR USD 3 Month+1.55%), 12/15/34 (c)	31,687
GBP	50,000	14.00% (ICE LIBOR GBP 3 Month+13.40%), 06/15/19 (c) Reg S	71,825
	200,000	Boparan Finance Plc 5.50%, 08/10/18 (c) Reg S	240,591
	100,000	Cognita Financing Plc 7.75%, 08/10/18 (c) Reg S	134,290
	149,000	Co-operative Group Holdings Ltd. 6.88%, 07/08/20 (s) Reg S	210,867
USD	150,000	Delphi Technologies Plc 5.00%, 10/01/25 144A	142,500
	200,000	Drax Finco Plc 6.63%, 05/01/21 (c) 144A	201,000
	250,000	DTEK Finance Plc 10.75% 08/31/18 (c)	258,588
GBP	200,000	EI Group Plc 6.38%, 11/04/18 (c) Reg S	273,145
	100,000	Elli Finance UK Plc 8.75%, 08/10/18 (c) Reg S	125,056
USD	850,000	Ensco Plc 5.75%, 04/01/44 (c)	621,562
EUR	150,000	Globalworth Real Estate Investments Ltd. 2.88%, 06/20/22 Reg S	180,980
GBP	150,000	Heathrow Finance Plc 3.88%, 03/01/27 Reg S	188,270
USD	300,000	Inmarsat Finance Plc 4.88%, 08/31/18 (c) 144A	298,500
EUR	150,000	International Personal Finance Plc 5.75%, 04/07/21 Reg S	168,136
		Jaguar Land Rover Automotive Plc
	200,000	2.20%, 01/15/24 Reg S	225,066
GBP	430,000	5.00%, 02/15/22 144A	574,629
	110,000	Jerrold Finco Plc 6.25%, 09/15/18 (c) Reg S	147,193
USD	300,000	KCA Deutag Finance Plc 7.25%, 08/31/18 (c) 144A	291,000
GBP	100,000	Ladbrokes Group Finance Plc 5.13%, 09/16/22 Reg S	137,330
EUR	100,000	LHC3 Plc 9.00% 08/15/20 (c) Reg S	116,420
	250,000	Lincoln Finance Ltd. 6.88%, 08/10/18 (c) Reg S	303,470
USD	200,000	Liquid Telecommunications Financing Plc 8.50%, 07/13/20 (c) 144A	208,712
		Lloyds Banking Group Plc
	190,000	6.41% (ICE LIBOR USD 3 Month+1.50%), 10/01/35 (c) 144A	199,500
	150,000	6.66% (ICE LIBOR USD 3 Month+1.27%), 05/21/37 (c) 144A	159,000
	200,000	MARB BondCo Plc 6.88%, 01/19/21 (c) 144A	193,627
GBP	100,000	Matalan Finance Plc 6.75%, 01/31/20 (c) Reg S	122,898
	100,000	Mclaren Finance Plc 5.00%, 08/01/19 (c) Reg S	127,326
EUR	150,000	Merlin Entertainments Plc 2.75%, 12/15/21 (c) Reg S	183,765
USD	200,000	Oschadbank 9.38%, 03/10/23 (s) 144A	205,781
EUR	200,000	OTE Plc 3.50%, 07/09/20 Reg S	244,026
USD	100,000	Petra Diamonds US Treasury Plc 7.25%, 05/01/19 (c) 144A	95,750
	400,000	Polyus Gold International Ltd. 5.63%, 04/29/20 144A	405,567
EUR	200,000	Royal Bank of Scotland Group Plc 3.63% (EUR Swap Annual 5 Year+2.65%), 03/25/19 (c) Reg S	238,473
USD	200,000	Sasol Financing International Ltd. 4.50%, 11/14/22	197,082
GBP	100,000	Shop Direct Funding Plc 7.75%, 11/15/19 (c) Reg S	116,222
USD	200,000	Standard Chartered Plc 7.01% (ICE LIBOR USD 3 Month+1.46%), 07/30/37 (c) 144A	211,000
GBP	100,000	Stonegate Pub Co. Financing Plc 4.88%, 03/15/19 (c) Reg S	130,051
	100,000	Stretford 79 Plc 6.75%, 07/15/19 (c) Reg S	136,822
EUR	300,000	Synlab Bondco Plc 6.25%, 08/10/18 (c) Reg S	362,860
	120,000	Tesco Corporate Treasury Services Plc 2.50%, 07/01/24 Reg S	148,755
		Tesco Plc
GBP	338,000	6.13%, 02/24/22	501,609
USD	290,000	6.15%, 11/15/37 144A	306,842
GBP	100,000	Thames Water Kemble Finance Plc 7.75%, 04/01/19 Reg S	136,170
EUR	190,000	Thomas Cook Group Plc 6.25%, 06/15/19 (c) Reg S	236,221
	100,000	Titan Global Finance Plc 3.50%, 06/17/21 Reg S	122,421
USD	150,000	Travelport Corporate Finance Plc 6.00%, 03/15/21 (c) 144A	153,000
GBP	100,000	Travis Perkins Plc 4.38%, 09/15/21 Reg S	136,666
USD	200,000	Tullow Oil Plc 7.00%, 03/01/21 (c) 144A	195,000
GBP	100,000	Twinkle Pizza Plc 6.63%, 08/10/18 (c) Reg S	122,388
USD	650,000	Vedanta Resources Plc 6.13%, 08/09/21 (c) 144A	606,930
GBP	200,000	Virgin Media Finance Plc 7.00%, 08/03/18 (c) 144A	271,752
		Virgin Media Secured Finance Plc
	475,000	4.88%, 01/15/21 (c) Reg S	608,247
	200,000	5.00%, 04/15/22 (c) Reg S	257,906
USD	200,000	5.25%, 01/15/20 (c) 144A	188,750
GBP	300,000	6.00%, 01/15/21 (c) (s) 144A	444,468
	150,000	Viridian Group FinanceCo. Plc/Viridian Power and Energy 4.75%, 09/15/20 (c) Reg S	187,446
USD	200,000	West China Cement Ltd. 6.50%, 08/30/18 (c) Reg S	201,485
GBP	125,000	William Hill Plc 4.25%, 06/05/20 Reg S	171,263
EUR	100,000	Worldpay Finance Plc 3.75%, 08/15/22 (c) Reg S	126,646
			14,637,400
United States: 2.8%
USD	400,000	Ashtead Capital, Inc. 4.38%, 08/15/22 (c) 144A	381,880
	100,000	Calfrac Holdings LP 8.50%, 06/15/21 (c) 144A	96,750
	350,000	Cemex Finance LLC 6.00%, 04/01/19 (c) 144A	362,845
EUR	100,000	CGG Holding US, Inc. 7.88%, 05/01/20 (c) Reg S	125,121
USD	300,000	Cott Holdings, Inc. 5.50%, 04/01/20 (c) 144A	289,500
	420,000	DAE Funding LLC 5.00%, 08/01/20 (c) 144A	414,750
	150,000	Dresdner Funding Trust I 8.15%, 06/30/29 (c) 144A	186,375
	100,000	JBS USA LUX SA / JBS USA Finance, Inc. 6.75%, 02/15/23 (c) 144A	94,625
	100,000	Kronos Acquisition Holdings, Inc. 9.00%, 08/31/18 (c) 144A	87,250
	90,000	Leonardo US Holdings, Inc. 6.25%, 01/15/40 144A	98,100
	91,000	Mercer International, Inc. 5.50%, 01/15/21 (c) 144A	88,725
	160,000	Navios Maritime Holdings, Inc. and Navios Maritime Finance II USA, Inc. 7.38%, 08/31/18 (c) 144A	127,200
	200,000	RBS Capital Trust II 6.43% (ICE LIBOR USD 3 Month+1.94%), 01/03/34 (c)	235,750
	1,046,636	Reynolds Group Issuer, Inc. 5.75%, 08/31/18 (c)	1,049,829
	282,978	Rio Oil Finance Trust 9.25%, 07/06/24 144A	305,701
	200,000	Stillwater Mining Co. 7.13%, 06/27/21 (c) † 144A	186,682
	200,000	Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36 †	205,623
	200,000	Teva Pharmaceutical Finance IV LLC 2.25%, 03/18/20	194,058
			4,530,764
Total Corporate Bonds (Cost: $161,467,517)			156,955,685
GOVERNMENT OBLIGATIONS: 0.9%
Azerbaijan: 0.1%
USD	200,000	State Oil Co. of the Azerbaijan Republic 4.75%, 03/13/23 Reg S	199,588
Costa Rica: 0.2%
	200,000	Instituto Costarricense de Electricidad 6.95%, 11/10/21 Reg S	209,000
India: 0.1%
	200,000	Union Bank of India HK 4.50%, 10/28/19 Reg S	201,288
Trinidad and Tobago: 0.1%
	158,333	Petroleum Co. of Trinidad & Tobago Ltd. 6.00%, 05/08/22 144A	151,406
Turkey: 0.3%
	400,000	Export Credit Bank of Turkey 5.88%, 04/24/19 Reg S	400,509
United Kingdom: 0.1%
	200,000	Ukreximbank 9.75%, 01/22/25 144A	205,670
Total Government Obligations (Cost: $1,396,462)			1,367,461

Number of Shares
MONEY MARKET FUND: 0.8% (Cost: $1,339,240)
	1,339,240	Dreyfus Government Cash Management Fund - Institutional Shares	1,339,240
COMMON STOCK: 0.0% (Cost: $5,626)
United States: 0.0%
	988	Tervita Corp. * # §
			6,312
WARRANTS: 0.0% (Cost: $10,977)
Spain: 0.0%
	138	Grupo Isolux Corsan SA (EUR 0.00, expiring 12/30/21) * # § ∞	0
Total Investments Before Collateral for Securities Loaned: 98.0% (Cost: $164,219,822)			159,668,698

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 9.1%
Repurchase Agreements: 9.1%
USD	3,534,726	Repurchase agreement dated 7/31/18 with Citigroup Global Markets, Inc., 1.93%, due 8/1/18, proceeds $3,534,916; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 8/15/18 to 7/15/60, valued at $3,605,420 including accrued interest)	3,534,726
	3,534,726	Repurchase agreement dated 7/31/18 with Credit Agricole CIB, 1.94%, due 8/1/18, proceeds $3,534,916; (collateralized by various U.S. government and agency obligations, 1.74% to 5.00%, due 5/1/20 to 6/20/68, valued at $3,605,420 including accrued interest)	3,534,726
	3,534,726	Repurchase agreement dated 7/31/18 with Daiwa Capital Markets America, Inc., 1.94%, due 8/1/18, proceeds $3,534,916; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 10/1/18 to 9/9/49, valued at $3,605,421 including accrued interest)	3,534,726
	733,797	Repurchase agreement dated 7/31/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.91%, due 8/1/18, proceeds $733,836; (collateralized by various U.S. government and agency obligations, 2.13% to 2.63%, due 5/31/20 to 2/29/24, valued at $748,473 including accrued interest)	733,797
	3,534,726	Repurchase agreement dated 7/31/18 with Nomura Securities International, Inc., 1.93%, due 8/1/18, proceeds $3,534,916; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 8/15/18 to 6/20/68, valued at $3,605,421 including accrued interest)	3,534,726
Total Short-Term Investments Held As Collateral For Securities On Loan (Cost: $14,872,701)			14,872,701
Total Investments: 107.1% (Cost: $179,092,523)			174,541,399
Liabilities in excess of other assets: (7.1)%			(11,577,879)
NET ASSETS: 100.0%			$162,963,520

Definitions:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Footnotes:

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(e)	Security in default of principal
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $14,181,201.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $6,312 which represents 0.0% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $7,799 which represents 0.0% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $66,747,090, or 41.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	9.1%	$14,587,523
Communications	17.6	28,157,906
Consumer, Cyclical	8.7	13,918,252
Consumer, Non-cyclical	10.8	17,201,673
Diversified	1.0	1,567,276
Energy	11.0	17,462,812
Financial	26.7	42,593,958
Government	0.9	1,367,461
Industrial	8.6	13,770,872
Technology	1.1	1,813,320
Utilities	3.7	5,888,405
Money Market Fund	0.8	1,339,240
	100.0%	$159,668,698

The summary of inputs used to value the Fund’s investments as of July 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stock*	$—	$6,312	$—	$6,312
Corporate Bonds*	—	156,955,685	—	156,955,685
Government Obligations*	—	1,367,461	—	1,367,461
Warrants*	—	—	0	0
Money Market Funds	1,339,240	—	—	1,339,240
Repurchase Agreements	—	14,872,701	—	14,872,701
Total	$1,339,240	$173,202,159	$0	$174,541,399

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2018.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended July 31, 2018:

Warrants
Spain
Balance as of April 30, 2018	$0
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	0
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of July 31, 2018	$0

See Notes to Schedules of Investments

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

July 31, 2018 (unaudited)

Principal Amount		Value
FLOATING RATE NOTES: 99.4%
Australia: 6.1%
	Australia & New Zealand Banking Group Ltd.
$500,000	2.69% (ICE LIBOR USD 3 Month+.32%), 11/09/20 144A	$500,773
1,150,000	2.78% (ICE LIBOR USD 3 Month+.46%), 05/17/21 144A	1,151,258
500,000	3.00% (ICE LIBOR USD 3 Month+.66%), 09/23/19 144A	503,251
1,050,000	3.04% (ICE LIBOR USD 3 Month+.71%), 05/19/22 144A	1,054,582
	Commonwealth Bank of Australia
600,000	2.78% (ICE LIBOR USD 3 Month+.45%), 03/10/20 144A	601,879
1,301,000	3.03% (ICE LIBOR USD 3 Month+.70%), 03/10/22 144A	1,307,466
2,200,000	3.03% (ICE LIBOR USD 3 Month+.70%), 03/16/23 144A	2,207,143
2,150,000	3.14% (ICE LIBOR USD 3 Month+.83%), 09/06/21 144A	2,174,600
505,000	3.40% (ICE LIBOR USD 3 Month+1.06%), 03/15/19 † 144A	507,900
700,000	Macquarie Bank Ltd. 3.46% (ICE LIBOR USD 3 Month+1.12%), 07/29/20 144A	709,356
1,500,000	Macquarie Group Ltd. 3.69% (ICE LIBOR USD 3 Month+1.35%), 03/27/23 (c) 144A	1,518,733
	National Australia Bank Ltd.
600,000	2.69% (ICE LIBOR USD 3 Month+.35%), 01/12/21 144A	599,882
1,900,000	2.84% (ICE LIBOR USD 3 Month+.51%), 05/22/20 144A	1,909,662
1,450,000	2.94% (ICE LIBOR USD 3 Month+.60%), 04/12/23 144A	1,450,238
1,455,000	3.05% (ICE LIBOR USD 3 Month+.72%), 05/22/22 144A	1,462,847
150,000	3.12% (ICE LIBOR USD 3 Month+.78%), 01/14/19 144A	150,473
1,350,000	3.22% (ICE LIBOR USD 3 Month+.89%), 01/10/22 144A	1,365,931
900,000	3.34% (ICE LIBOR USD 3 Month+1.00%), 07/12/21 144A	914,252
	Westpac Banking Corp.
599,000	2.68% (ICE LIBOR USD 3 Month+.34%), 01/25/21	599,682
600,000	2.74% (ICE LIBOR USD 3 Month+.43%), 03/06/20	602,149
1,397,000	2.90% (ICE LIBOR USD 3 Month+.57%), 01/11/23	1,396,361
1,650,000	3.05% (ICE LIBOR USD 3 Month+.71%), 06/28/22	1,660,499
2,100,000	3.06% (ICE LIBOR USD 3 Month+.72%), 05/15/23	2,112,937
1,400,000	3.18% (ICE LIBOR USD 3 Month+.85%), 08/19/21	1,416,561
1,500,000	3.18% (ICE LIBOR USD 3 Month+.85%), 01/11/22	1,517,104
		29,395,519
British Virgin Islands: 0.1%
270,000	Sinopec Group Overseas Development 2014 Ltd. 3.25% (ICE LIBOR USD 3 Month+.92%), 04/10/19 144A	270,761
Canada: 4.4%
	Bank of Montreal
1,000,000	2.78% (ICE LIBOR USD 3 Month+.44%), 06/15/20	1,004,266
600,000	2.80% (ICE LIBOR USD 3 Month+.46%), 04/13/21	602,699
1,880,000	3.11% (ICE LIBOR USD 3 Month+.79%), 08/27/21	1,903,046
	Bank of Nova Scotia
485,000	2.63% (ICE LIBOR USD 3 Month+.29%), 01/08/21	484,172
650,000	2.79% (ICE LIBOR USD 3 Month+.44%), 04/20/21	651,906
357,000	2.94% (ICE LIBOR USD 3 Month+.62%), 12/05/19	359,346
1,850,000	2.96% (ICE LIBOR USD 3 Month+.64%), 03/07/22	1,860,912
225,000	3.17% (ICE LIBOR USD 3 Month+.83%), 01/15/19	225,808
	Canadian Imperial Bank of Commerce
651,000	2.65% (ICE LIBOR USD 3 Month+.31%), 10/05/20	651,874
795,000	2.66% (ICE LIBOR USD 3 Month+.32%), 02/02/21	795,411
586,000	2.83% (ICE LIBOR USD 3 Month+.52%), 09/06/19	588,910
1,300,000	3.05% (ICE LIBOR USD 3 Month+.72%), 06/16/22	1,309,712
	Enbridge, Inc.
371,000	2.73% (ICE LIBOR USD 3 Month+.40%), 01/10/20	371,244
620,000	3.04% (ICE LIBOR USD 3 Month+.70%), 06/15/20	622,779
585,000	National Bank of Canada 2.89% (ICE LIBOR USD 3 Month+.56%), 05/12/20 (c)	588,461
	Royal Bank of Canada
500,000	2.57% (ICE LIBOR USD 3 Month+.24%), 10/26/20	498,913
600,000	2.70% (ICE LIBOR USD 3 Month+.38%), 03/02/20	601,667
911,000	2.73% (ICE LIBOR USD 3 Month+.39%), 04/30/21	912,579
500,000	2.78% (ICE LIBOR USD 3 Month+.45%), 01/10/19	500,966
825,000	2.83% (ICE LIBOR USD 3 Month+.52%), 03/06/20	829,477
1,700,000	3.07% (ICE LIBOR USD 3 Month+.73%), 02/01/22	1,719,445
	Toronto-Dominion Bank
554,000	2.58% (ICE LIBOR USD 3 Month+.24%), 01/25/21	553,349
805,000	2.61% (ICE LIBOR USD 3 Month+.28%), 06/11/20	806,288
27,000	2.75% (ICE LIBOR USD 3 Month+.42%), 01/18/19	27,049
500,000	2.76% (ICE LIBOR USD 3 Month+.43%), 06/11/21	501,127
450,000	2.92% (ICE LIBOR USD 3 Month+.56%), 11/05/19	452,367
400,000	3.19% (ICE LIBOR USD 3 Month+.84%), 01/22/19	401,506
650,000	3.34% (ICE LIBOR USD 3 Month+1.00%), 04/07/21	661,109
400,000	TransCanada PipeLines Ltd. 2.62% (ICE LIBOR USD 3 Month+.28%), 11/15/19	400,641
		20,887,029
Cayman Islands: 0.3%
1,600,000	Tencent Holdings Ltd. 2.95% (ICE LIBOR USD 3 Month+.60%), 01/19/23 144A	1,596,038
China / Hong Kong: 0.1%
550,000	Industrial & Commercial Bank of China Ltd. 3.11% (ICE LIBOR USD 3 Month+.75%), 11/08/20	550,633
Denmark: 0.1%
300,000	Danske Bank A/S 2.89% (ICE LIBOR USD 3 Month+.58%), 09/06/19 144A	301,196
France: 1.4%
475,000	Banque Federative du Credit Mutuel SA 2.84% (ICE LIBOR USD 3 Month+.49%), 07/20/20 144A	476,803
	BPCE SA
1,175,000	3.19% (ICE LIBOR USD 3 Month+.88%), 05/31/22	1,187,252
2,390,000	3.55% (ICE LIBOR USD 3 Month+1.22%), 05/22/22 144A	2,424,289
	Credit Agricole SA
400,000	3.14% (ICE LIBOR USD 3 Month+.80%), 04/15/19 144A	401,882
650,000	3.30% (ICE LIBOR USD 3 Month+.97%), 06/10/20 144A	658,372
1,300,000	3.36% (ICE LIBOR USD 3 Month+1.02%), 04/24/23 144A	1,302,569
500,000	Societe Generale SA 3.67% (ICE LIBOR USD 3 Month+1.33%), 04/08/21 144A	511,014
		6,962,181
Germany: 0.7%
	Deutsche Bank AG
530,000	3.16% (ICE LIBOR USD 3 Month+.81%), 01/22/21	521,350
978,000	3.31% (ICE LIBOR USD 3 Month+.97%), 07/13/20	969,722
1,110,000	3.52% (ICE LIBOR USD 3 Month+1.19%), 11/16/22	1,086,990
325,000	3.78% (ICE LIBOR USD 3 Month+1.45%), 01/18/19	325,734
350,000	4.26% (ICE LIBOR USD 3 Month+1.91%), 05/10/19	351,711
		3,255,507
Japan: 6.6%
	Mitsubishi UFJ Financial Group, Inc.
2,014,000	3.06% (ICE LIBOR USD 3 Month+.74%), 03/02/23	2,017,561
2,915,000	3.13% (ICE LIBOR USD 3 Month+.79%), 07/25/22	2,932,419
1,492,000	3.25% (ICE LIBOR USD 3 Month+.92%), 02/22/22	1,507,075
2,910,000	3.39% (ICE LIBOR USD 3 Month+1.06%), 09/13/21	2,955,778
800,000	4.18% (ICE LIBOR USD 3 Month+1.88%), 03/01/21	828,105
	Mizuho Financial Group, Inc.
2,750,000	3.11% (ICE LIBOR USD 3 Month+.79%), 03/05/23	2,755,910
2,829,000	3.21% (ICE LIBOR USD 3 Month+.88%), 09/11/22	2,849,508
3,163,000	3.26% (ICE LIBOR USD 3 Month+.94%), 02/28/22	3,193,306
2,650,000	3.47% (ICE LIBOR USD 3 Month+1.14%), 09/13/21	2,693,511
400,000	3.82% (ICE LIBOR USD 3 Month+1.48%), 04/12/21 144A	409,411
	Sumitomo Mitsui Banking Corp.
201,000	2.64% (ICE LIBOR USD 3 Month+.31%), 10/18/19	201,256
1,005,000	2.69% (ICE LIBOR USD 3 Month+.35%), 01/17/20	1,006,924
400,000	2.87% (ICE LIBOR USD 3 Month+.54%), 01/11/19	400,706
700,000	3.27% (ICE LIBOR USD 3 Month+.94%), 01/18/19	702,541
	Sumitomo Mitsui Financial Group, Inc.
385,000	3.07% (ICE LIBOR USD 3 Month+.74%), 10/18/22	385,510
1,700,000	3.08% (ICE LIBOR USD 3 Month+.74%), 01/17/23	1,699,869
1,925,000	3.12% (ICE LIBOR USD 3 Month+.78%), 07/12/22	1,931,496
1,300,000	3.45% (ICE LIBOR USD 3 Month+1.11%), 07/14/21	1,318,944
1,093,000	3.48% (ICE LIBOR USD 3 Month+1.14%), 10/19/21	1,112,114
	Sumitomo Mitsui Trust Bank Ltd.
150,000	2.82% (ICE LIBOR USD 3 Month+.51%), 03/06/19 144A	150,331
300,000	3.24% (ICE LIBOR USD 3 Month+.91%), 10/18/19 144A	302,485
		31,354,760
Luxembourg: 0.1%
575,000	Allergan Funding SCS 3.58% (ICE LIBOR USD 3 Month+1.25%), 03/12/20	580,523
Mexico: 0.6%
2,710,000	Petroleos Mexicanos 5.98% (ICE LIBOR USD 3 Month+3.65%), 03/11/22	2,895,635
Netherlands: 3.1%
	ABN AMRO Bank NV
670,000	2.75% (ICE LIBOR USD 3 Month+.41%), 01/19/21 144A	670,610
650,000	2.97% (ICE LIBOR USD 3 Month+.64%), 01/18/19 144A	651,820
1,400,000	Bank Nederlandse Gemeenten NV 2.44% (ICE LIBOR USD 3 Month+.10%), 07/14/20 144A	1,402,211
	Cooperatieve Rabobank UA
600,000	2.76% (ICE LIBOR USD 3 Month+.43%), 04/26/21	600,999
1,549,000	3.16% (ICE LIBOR USD 3 Month+.83%), 01/10/22	1,571,054
200,000	ING Bank NV 3.46% (ICE LIBOR USD 3 Month+1.13%), 03/22/19 144A	201,310
2,500,000	ING Groep NV 3.48% (ICE LIBOR USD 3 Month+1.15%), 03/29/22	2,545,642
400,000	Mondelez International Holdings Netherlands BV 2.95% (ICE LIBOR USD 3 Month+.61%), 10/28/19 144A	401,406
	Nederlandse Waterschapsbank NV
1,000,000	2.36% (ICE LIBOR USD 3 Month+.02%), 03/15/19 144A	1,000,145
200,000	2.37% (ICE LIBOR USD 3 Month+.01%), 02/08/19 144A	200,047
1,000,000	2.39% (ICE LIBOR USD 3 Month+.02%), 08/09/19 144A	1,000,062
	Shell International Finance BV
316,000	2.68% (ICE LIBOR USD 3 Month+.35%), 09/12/19	317,335
874,000	2.81% (ICE LIBOR USD 3 Month+.45%), 05/11/20	880,385
	Siemens Financieringsmaatschappij NV
800,000	2.67% (ICE LIBOR USD 3 Month+.34%), 03/16/20 144A	802,855
2,600,000	2.94% (ICE LIBOR USD 3 Month+.61%), 03/16/22 144A	2,629,070
		14,874,951
Norway: 0.2%
750,000	DNB Bank ASA 2.71% (ICE LIBOR USD 3 Month+.37%), 10/02/20 144A	751,693
Singapore: 0.8%
	DBS Group Holdings Ltd.
950,000	2.81% (ICE LIBOR USD 3 Month+.49%), 06/08/20 144A	952,147
675,000	2.84% (ICE LIBOR USD 3 Month+.50%), 07/16/19 144A	675,822
900,000	2.96% (ICE LIBOR USD 3 Month+.62%), 07/25/22 144A	904,802
1,300,000	United Overseas Bank Ltd. 2.83% (ICE LIBOR USD 3 Month+.48%), 04/23/21 144A	1,302,645
		3,835,416
South Korea: 0.1%
510,000	KEB Hana Bank 3.07% (ICE LIBOR USD 3 Month+.72%), 04/05/20 144A	512,202
Spain: 0.9%
	Banco Santander SA
1,370,000	3.42% (ICE LIBOR USD 3 Month+1.09%), 02/23/23	1,373,548
1,700,000	3.46% (ICE LIBOR USD 3 Month+1.12%), 04/12/23	1,708,741
1,300,000	3.89% (ICE LIBOR USD 3 Month+1.56%), 04/11/22	1,327,832
		4,410,121
Sweden: 1.3%
1,150,000	Nordea Bank AB 2.79% (ICE LIBOR USD 3 Month+.47%), 05/29/20 144A	1,153,782
	Skandinaviska Enskilda Banken AB
1,000,000	2.75% (ICE LIBOR USD 3 Month+.43%), 05/17/21 144A	1,000,634
325,000	2.90% (ICE LIBOR USD 3 Month+.57%), 09/13/19 144A	326,530
	Svenska Handelsbanken AB
500,000	2.68% (ICE LIBOR USD 3 Month+.36%), 09/08/20	500,998
1,200,000	2.80% (ICE LIBOR USD 3 Month+.47%), 05/24/21	1,204,076
800,000	2.80% (ICE LIBOR USD 3 Month+.49%), 09/06/19	803,364
1,200,000	Swedbank AB 3.04% (ICE LIBOR USD 3 Month+.70%), 03/14/22 144A	1,212,376
		6,201,760
Switzerland: 3.5%
	Credit Suisse Group AG
1,600,000	3.54% (ICE LIBOR USD 3 Month+1.20%), 12/14/22 (c) 144A	1,613,444
2,200,000	3.57% (ICE LIBOR USD 3 Month+1.24%), 06/12/23 (c) 144A	2,211,881
	UBS AG
150,000	2.64% (ICE LIBOR USD 3 Month+.32%), 12/07/18 144A	150,136
1,025,000	2.64% (ICE LIBOR USD 3 Month+.32%), 05/28/19 144A	1,026,349
1,047,000	2.78% (ICE LIBOR USD 3 Month+.48%), 11/01/20 (c) † 144A	1,048,600
2,100,000	2.90% (ICE LIBOR USD 3 Month+.58%), 05/08/20 (c) 144A	2,108,679
300,000	3.00% (ICE LIBOR USD 3 Month+.64%), 08/14/19	301,687
1,290,000	UBS Group Funding Jersey Ltd. 3.88% (ICE LIBOR USD 3 Month+1.53%), 02/01/22 144A	1,324,802
	UBS Group Funding Switzerland AG
3,350,000	3.29% (ICE LIBOR USD 3 Month+.95%), 08/15/22 (c) 144A	3,360,435
2,620,000	3.55% (ICE LIBOR USD 3 Month+1.22%), 05/23/22 (c) 144A	2,655,972
930,000	4.12% (ICE LIBOR USD 3 Month+1.78%), 04/14/21 144A	959,607
		16,761,592
United Kingdom: 6.6%
	Barclays Plc
1,000,000	2.79% (ICE LIBOR USD 3 Month+.46%), 12/11/20 (c)	1,001,853
2,027,000	3.96% (ICE LIBOR USD 3 Month+1.62%), 01/10/22 (c) †	2,067,872
3,005,000	4.46% (ICE LIBOR USD 3 Month+2.11%), 08/10/21	3,110,916
972,000	Credit Suisse Group Funding Guernsey Ltd. 4.62% (ICE LIBOR USD 3 Month+2.29%), 04/16/21	1,014,306
700,000	Diageo Capital Plc 2.57% (ICE LIBOR USD 3 Month+.24%), 05/18/20	701,043
900,000	GlaxoSmithKline Capital Plc 2.69% (ICE LIBOR USD 3 Month+.35%), 05/14/21	905,133
	HSBC Holdings Plc
2,000,000	2.93% (ICE LIBOR USD 3 Month+.60%), 05/18/20 (c)	2,006,504
5,400,000	3.33% (ICE LIBOR USD 3 Month+1.00%), 05/18/23 (c)	5,409,956
3,393,000	3.84% (ICE LIBOR USD 3 Month+1.50%), 01/05/22	3,492,681
1,000,000	3.99% (ICE LIBOR USD 3 Month+1.66%), 05/25/21	1,032,409
1,169,000	4.56% (ICE LIBOR USD 3 Month+2.24%), 03/08/21	1,221,284
1,800,000	Reckitt Benckiser Treasury Services Plc 2.90% (ICE LIBOR USD 3 Month+.56%), 06/24/22 144A	1,794,334
4,290,000	Royal Bank of Scotland Group Plc 3.81% (ICE LIBOR USD 3 Month+1.47%), 05/15/22 (c)	4,324,180
400,000	Standard Chartered Plc 3.46% (ICE LIBOR USD 3 Month+1.13%), 08/19/19 144A	403,376
2,990,000	Vodafone Group Plc 3.33% (ICE LIBOR USD 3 Month+.99%), 01/16/24	3,008,079
		31,493,926
United States: 62.4%
	American Express Co.
215,000	2.67% (ICE LIBOR USD 3 Month+.33%), 09/29/20 (c)	215,185
800,000	2.85% (ICE LIBOR USD 3 Month+.53%), 04/17/21 (c)	804,650
	American Express Credit Corp.
650,000	2.68% (ICE LIBOR USD 3 Month+.33%), 04/03/19 (c)	650,965
750,000	2.88% (ICE LIBOR USD 3 Month+.55%), 03/18/19	752,464
563,000	3.39% (ICE LIBOR USD 3 Month+1.05%), 08/14/20 (c)	572,078
	American Honda Finance Corp.
500,000	2.50% (ICE LIBOR USD 3 Month+.15%), 01/22/19	500,324
300,000	2.70% (ICE LIBOR USD 3 Month+.34%), 02/14/20	300,764
930,000	Anheuser-Busch InBev Finance, Inc. 3.60% (ICE LIBOR USD 3 Month+1.26%), 02/01/21	954,907
1,000,000	Anheuser-Busch InBev Worldwide, Inc. 3.08% (ICE LIBOR USD 3 Month+.74%), 01/12/24	1,010,122
	Apple, Inc.
600,000	2.43% (ICE LIBOR USD 3 Month+.07%), 05/11/20	601,291
150,000	2.44% (ICE LIBOR USD 3 Month+.08%), 02/08/19	150,125
600,000	2.56% (ICE LIBOR USD 3 Month+.20%), 02/07/20	601,656
300,000	2.62% (ICE LIBOR USD 3 Month+.25%), 02/07/20	301,098
730,000	2.66% (ICE LIBOR USD 3 Month+.30%), 05/06/19	731,822
1,948,000	2.71% (ICE LIBOR USD 3 Month+.35%), 05/11/22	1,969,141
3,079,000	2.87% (ICE LIBOR USD 3 Month+.50%), 02/09/22	3,119,728
300,000	3.15% (ICE LIBOR USD 3 Month+.82%), 02/22/19	301,448
510,000	3.46% (ICE LIBOR USD 3 Month+1.13%), 02/23/21	523,717
	AT&T, Inc.
475,000	2.99% (ICE LIBOR USD 3 Month+.65%), 01/15/20	477,847
668,000	3.26% (ICE LIBOR USD 3 Month+.93%), 06/30/20	674,762
4,393,000	3.29% (ICE LIBOR USD 3 Month+.95%), 07/15/21	4,444,590
1,640,000	Athene Global Funding 3.57% (ICE LIBOR USD 3 Month+1.23%), 07/01/22 144A	1,671,271
	Bank of America Corp.
1,500,000	2.73% (ICE LIBOR USD 3 Month+.38%), 01/23/21 (c) †	1,495,885
1,700,000	2.99% (ICE LIBOR USD 3 Month+.65%), 10/01/20 (c)	1,708,916
2,200,000	3.01% (ICE LIBOR USD 3 Month+.66%), 07/21/20 (c)	2,212,308
4,300,000	3.11% (ICE LIBOR USD 3 Month+.79%), 03/05/23 (c)	4,293,014
4,250,000	3.13% (ICE LIBOR USD 3 Month+.77%), 02/05/25 (c)	4,195,075
561,000	3.21% (ICE LIBOR USD 3 Month+.87%), 04/01/19	564,075
3,671,000	3.34% (ICE LIBOR USD 3 Month+1.00%), 04/24/22 (c)	3,718,978
606,000	3.38% (ICE LIBOR USD 3 Month+1.04%), 01/15/19	608,786
2,238,000	3.51% (ICE LIBOR USD 3 Month+1.16%), 01/20/22 (c)	2,279,669
1,500,000	3.53% (ICE LIBOR USD 3 Month+1.18%), 10/21/21 (c)	1,524,696
600,000	3.76% (ICE LIBOR USD 3 Month+1.42%), 04/19/21	617,124
	BAT Capital Corp.
1,000,000	2.95% (ICE LIBOR USD 3 Month+.59%), 08/14/20 144A	1,004,236
2,000,000	3.22% (ICE LIBOR USD 3 Month+.88%), 07/15/22 (c) 144A	2,016,678
600,000	BB&T Corp. 2.91% (ICE LIBOR USD 3 Month+.57%), 06/15/20	603,859
	Berkshire Hathaway Finance Corp.
400,000	2.58% (ICE LIBOR USD 3 Month+.25%), 01/11/19	400,551
430,000	3.03% (ICE LIBOR USD 3 Month+.69%), 03/15/19	431,792
	BMW US Capital LLC
750,000	2.72% (ICE LIBOR USD 3 Month+.38%), 04/06/20 144A	752,692
750,000	2.75% (ICE LIBOR USD 3 Month+.41%), 04/12/21 144A	752,349
399,000	Branch Banking & Trust Co. 2.79% (ICE LIBOR USD 3 Month+.45%), 12/15/19 (c)	400,587
792,000	Campbell Soup Co. 2.83% (ICE LIBOR USD 3 Month+.50%), 03/16/20	792,702
415,000	Capital One Financial Corp. 3.12% (ICE LIBOR USD 3 Month+.76%), 04/12/20 (c)	417,242
1,415,000	Capital One NA 3.49% (ICE LIBOR USD 3 Month+1.15%), 01/30/22 (c)	1,430,581
	Caterpillar Financial Services Corp.
700,000	2.51% (ICE LIBOR USD 3 Month+.18%), 05/15/20	700,700
516,000	2.84% (ICE LIBOR USD 3 Month+.51%), 01/10/20	519,285
	Cisco Systems, Inc.
400,000	2.66% (ICE LIBOR USD 3 Month+.34%), 09/20/19	401,431
200,000	2.80% (ICE LIBOR USD 3 Month+.50%), 03/01/19	200,727
	Citibank NA
700,000	2.59% (ICE LIBOR USD 3 Month+.26%), 09/18/19	700,330
500,000	2.65% (ICE LIBOR USD 3 Month+.30%), 10/20/20	499,997
500,000	2.66% (ICE LIBOR USD 3 Month+.32%), 04/01/20 (c)	500,861
300,000	2.66% (ICE LIBOR USD 3 Month+.34%), 03/20/19	300,542
1,600,000	2.71% (ICE LIBOR USD 3 Month+.35%), 01/12/21 (c)	1,599,527
290,000	2.83% (ICE LIBOR USD 3 Month+.50%), 06/12/20	291,454
	Citigroup, Inc.
1,180,000	2.88% (ICE LIBOR USD 3 Month+.55%), 08/25/36	998,101
1,600,000	3.12% (ICE LIBOR USD 3 Month+.79%), 12/10/19 (c)	1,611,542
500,000	3.25% (ICE LIBOR USD 3 Month+.93%), 06/07/19	503,437
2,000,000	3.29% (ICE LIBOR USD 3 Month+.95%), 07/24/22 (c)	2,013,397
4,813,000	3.30% (ICE LIBOR USD 3 Month+.96%), 03/25/22 (c)	4,876,628
1,900,000	3.35% (ICE LIBOR USD 3 Month+1.02%), 06/01/23 (c)	1,908,986
1,820,000	3.39% (ICE LIBOR USD 3 Month+1.07%), 11/08/21 (c)	1,849,539
4,013,000	3.42% (ICE LIBOR USD 3 Month+1.10%), 05/17/23 (c)	4,047,941
2,575,000	3.54% (ICE LIBOR USD 3 Month+1.19%), 08/02/21	2,618,605
1,300,000	3.58% (ICE LIBOR USD 3 Month+1.25%), 07/01/25 (c)	1,304,056
1,500,000	3.71% (ICE LIBOR USD 3 Month+1.38%), 03/30/21	1,535,098
5,925,000	3.73% (ICE LIBOR USD 3 Month+1.43%), 09/01/22 (c)	6,082,427
481,000	Conagra Brands, Inc. 2.84% (ICE LIBOR USD 3 Month+.50%), 10/09/20	479,943
1,650,000	ConocoPhillips Co. 3.24% (ICE LIBOR USD 3 Month+.90%), 05/15/22	1,681,878
	CVS Health Corp.
700,000	2.96% (ICE LIBOR USD 3 Month+.63%), 03/09/20	703,560
1,190,000	3.05% (ICE LIBOR USD 3 Month+.72%), 03/09/21	1,198,476
	Daimler Finance North America LLC
1,200,000	2.78% (ICE LIBOR USD 3 Month+.45%), 02/22/21 144A	1,202,131
490,000	2.89% (ICE LIBOR USD 3 Month+.53%), 05/05/20 144A	491,769
735,000	2.91% (ICE LIBOR USD 3 Month+.55%), 05/04/21 144A	737,688
851,000	Dollar Tree, Inc. 3.04% (ICE LIBOR USD 3 Month+.70%), 04/17/19 (c)	852,828
500,000	Dominion Energy, Inc. 2.85% (ICE LIBOR USD 3 Month+.55%), 06/01/19 144A	501,520
954,000	DXC Technology Co. 3.25% (ICE LIBOR USD 3 Month+.95%), 08/20/18 (c)	954,293
927,000	EI du Pont de Nemours & Co. 2.87% (ICE LIBOR USD 3 Month+.53%), 05/01/20	932,384
700,000	EQT Corp. 3.11% (ICE LIBOR USD 3 Month+.77%), 10/05/18 (c)	700,454
	Exxon Mobil Corp.
1,025,000	2.49% (ICE LIBOR USD 3 Month+.15%), 03/15/19	1,026,213
650,000	2.68% (ICE LIBOR USD 3 Month+.37%), 03/06/22	654,091
601,000	Florida Power & Light Co. 2.64% (ICE LIBOR USD 3 Month+.28%), 08/13/18 (c)	601,040
	Ford Motor Credit Co. LLC
1,168,000	3.15% (ICE LIBOR USD 3 Month+.81%), 04/05/21	1,174,793
710,000	3.16% (ICE LIBOR USD 3 Month+.83%), 03/12/19	712,236
737,000	3.34% (ICE LIBOR USD 3 Month+1.00%), 01/09/20	743,451
1,670,000	3.43% (ICE LIBOR USD 3 Month+1.08%), 08/03/22	1,682,347
1,000,000	3.59% (ICE LIBOR USD 3 Month+1.24%), 02/15/23	1,006,920
	General Dynamics Corp.
600,000	2.65% (ICE LIBOR USD 3 Month+.29%), 05/11/20	602,124
600,000	2.74% (ICE LIBOR USD 3 Month+.38%), 05/11/21	603,583
	General Electric Capital Corp.
2,432,000	2.74% (ICE LIBOR USD 3 Month+.38%), 05/05/26	2,337,152
2,048,000	3.34% (ICE LIBOR USD 3 Month+1.00%), 03/15/23	2,076,347
1,131,000	General Mills, Inc. 2.88% (ICE LIBOR USD 3 Month+.54%), 04/16/21	1,135,794
550,000	General Motors Co. 3.16% (ICE LIBOR USD 3 Month+.80%), 08/07/20	552,451
	General Motors Financial Co., Inc.
600,000	3.19% (ICE LIBOR USD 3 Month+.85%), 04/09/21	603,937
1,484,000	3.27% (ICE LIBOR USD 3 Month+.93%), 04/13/20	1,495,564
1,455,000	3.64% (ICE LIBOR USD 3 Month+1.31%), 06/30/22	1,480,579
1,140,000	3.89% (ICE LIBOR USD 3 Month+1.55%), 01/14/22	1,165,161
	Gilead Sciences, Inc.
550,000	2.54% (ICE LIBOR USD 3 Month+.22%), 03/20/19	550,474
506,000	2.57% (ICE LIBOR USD 3 Month+.25%), 09/20/19	507,015
	Goldman Sachs Group, Inc.
800,000	3.07% (ICE LIBOR USD 3 Month+.73%), 12/27/19 (c)	804,080
7,071,000	3.08% (ICE LIBOR USD 3 Month+.75%), 02/23/23	7,079,855
4,450,000	3.12% (ICE LIBOR USD 3 Month+.78%), 10/31/21 (c)	4,461,808
200,000	3.13% (ICE LIBOR USD 3 Month+.80%), 12/13/19	201,210
1,940,000	3.34% (ICE LIBOR USD 3 Month+1.00%), 07/24/22 (c)	1,957,103
750,000	3.37% (ICE LIBOR USD 3 Month+1.02%), 10/23/19	757,531
2,261,000	3.37% (ICE LIBOR USD 3 Month+1.05%), 06/05/22 (c)	2,283,377
150,000	3.38% (ICE LIBOR USD 3 Month+1.04%), 04/25/19	150,979
4,465,000	3.44% (ICE LIBOR USD 3 Month+1.11%), 04/26/21 (c)	4,517,182
1,700,000	3.49% (ICE LIBOR USD 3 Month+1.17%), 05/15/25 (c)	1,688,521
2,005,000	3.51% (ICE LIBOR USD 3 Month+1.16%), 03/23/20 (c)	2,031,869
4,000,000	3.51% (ICE LIBOR USD 3 Month+1.17%), 11/15/20 (c)	4,054,587
1,700,000	3.54% (ICE LIBOR USD 3 Month+1.20%), 08/15/20 (c)	1,729,138
1,000,000	3.70% (ICE LIBOR USD 3 Month+1.36%), 03/23/21 (c)	1,023,217
5,144,000	3.92% (ICE LIBOR USD 3 Month+1.60%), 11/29/23	5,347,339
2,895,000	4.09% (ICE LIBOR USD 3 Month+1.75%), 10/28/26 (c)	2,983,184
245,000	4.10% (ICE LIBOR USD 3 Month+1.77%), 02/25/21	253,217
1,110,000	Hartford Financial Services Group, Inc. 4.47% (ICE LIBOR USD 3 Month+2.12%), 08/31/18 (c) 144A	1,046,175
540,000	Home Depot, Inc. 2.47% (ICE LIBOR USD 3 Month+.15%), 06/05/20	541,649
	IBM Credit LLC
584,000	2.46% (ICE LIBOR USD 3 Month+.15%), 09/06/19	584,885
1,600,000	2.61% (ICE LIBOR USD 3 Month+.26%), 01/20/21	1,608,593
	Intel Corp.
708,000	2.44% (ICE LIBOR USD 3 Month+.08%), 05/11/20	709,854
2,353,000	2.71% (ICE LIBOR USD 3 Month+.35%), 05/11/22	2,369,172
	International Business Machines Corp.
500,000	2.57% (ICE LIBOR USD 3 Month+.23%), 01/27/20	502,163
1,530,000	2.73% (ICE LIBOR USD 3 Month+.37%), 02/12/19	1,533,537
710,000	2.94% (ICE LIBOR USD 3 Month+.58%), 11/06/21	718,707
500,000	Jackson National Life Global Funding 2.81% (ICE LIBOR USD 3 Month+.48%), 06/11/21 144A	501,288
842,000	John Deere Capital Corp. 2.57% (ICE LIBOR USD 3 Month+.24%), 03/12/21	842,092
	JPMorgan Chase & Co.
1,893,000	2.88% (ICE LIBOR USD 3 Month+.55%), 03/09/20 (c)	1,899,864
900,000	2.94% (ICE LIBOR USD 3 Month+.61%), 06/18/21 (c)	900,751
450,000	2.97% (ICE LIBOR USD 3 Month+.63%), 01/28/19	451,173
1,400,000	2.98% (ICE LIBOR USD 3 Month+.68%), 06/01/20 (c)	1,411,478
2,200,000	3.08% (ICE LIBOR USD 3 Month+.73%), 04/23/23 (c)	2,190,881
1,400,000	3.18% (ICE LIBOR USD 3 Month+.85%), 01/10/24 (c)	1,399,965
3,500,000	3.24% (ICE LIBOR USD 3 Month+.90%), 04/25/22 (c)	3,532,234
919,000	3.30% (ICE LIBOR USD 3 Month+.95%), 01/23/20	929,309
1,650,000	3.34% (ICE LIBOR USD 3 Month+1.00%), 01/15/22 (c)	1,671,923
1,230,000	3.34% (ICE LIBOR USD 3 Month+1.00%), 08/31/18 (c) †	1,085,475
1,000,000	3.42% (ICE LIBOR USD 3 Month+1.10%), 05/07/21 (c)	1,019,012
150,000	3.54% (ICE LIBOR USD 3 Month+1.21%), 09/29/20 (c)	152,874
6,505,000	3.57% (ICE LIBOR USD 3 Month+1.23%), 10/24/22 (c)	6,648,168
605,000	3.78% (ICE LIBOR USD 3 Month+1.48%), 02/01/21 (c)	621,281
	JPMorgan Chase Bank NA
2,043,000	2.61% (ICE LIBOR USD 3 Month+.25%), 02/13/19 (c)	2,045,725
1,750,000	2.63% (ICE LIBOR USD 3 Month+.29%), 02/01/20 (c)	1,749,759
250,000	2.67% (ICE LIBOR USD 3 Month+.34%), 04/26/20 (c)	250,238
	Kraft Heinz Foods Co.
1,281,000	2.92% (ICE LIBOR USD 3 Month+.57%), 02/10/21	1,283,388
815,000	3.17% (ICE LIBOR USD 3 Month+.82%), 08/10/22	817,822
1,500,000	McDonald’s Corp. 2.77% (ICE LIBOR USD 3 Month+.43%), 10/28/21	1,506,455
500,000	Medtronic, Inc. 3.14% (ICE LIBOR USD 3 Month+.80%), 03/15/20	504,898
763,000	Merck & Co., Inc. 2.73% (ICE LIBOR USD 3 Month+.38%), 02/10/20	766,545
	Metropolitan Life Global Funding I
490,000	2.55% (ICE LIBOR USD 3 Month+.22%), 09/19/19 144A	490,912
1,270,000	2.57% (ICE LIBOR USD 3 Month+.23%), 01/08/21 144A	1,271,426
200,000	2.76% (ICE LIBOR USD 3 Month+.43%), 12/19/18 144A	200,336
	Morgan Stanley
2,000,000	2.90% (ICE LIBOR USD 3 Month+.55%), 02/10/20 (c)	2,004,046
150,000	3.09% (ICE LIBOR USD 3 Month+.74%), 07/23/19	150,758
1,980,000	3.16% (ICE LIBOR USD 3 Month+.80%), 02/14/19 (c)	1,985,800
350,000	3.19% (ICE LIBOR USD 3 Month+.85%), 01/24/19	351,205
5,147,000	3.28% (ICE LIBOR USD 3 Month+.93%), 07/22/21 (c)	5,191,406
528,000	3.48% (ICE LIBOR USD 3 Month+1.14%), 01/27/20	534,667
8,910,000	3.53% (ICE LIBOR USD 3 Month+1.18%), 01/20/21 (c)	9,056,155
4,615,000	3.58% (ICE LIBOR USD 3 Month+1.22%), 05/08/23 (c)	4,700,938
150,000	3.72% (ICE LIBOR USD 3 Month+1.38%), 02/01/19	150,929
7,545,000	3.74% (ICE LIBOR USD 3 Month+1.40%), 10/24/22 (c)	7,748,395
1,154,000	3.75% (ICE LIBOR USD 3 Month+1.40%), 04/21/21	1,182,124
400,000	Nasdaq, Inc. 2.72% (ICE LIBOR USD 3 Month+.39%), 03/22/19	400,560
1,550,000	NBCUniversal Enterprise, Inc. 2.74% (ICE LIBOR USD 3 Month+.40%), 04/01/21 144A	1,553,820
	New York Life Global Funding
300,000	2.45% (ICE LIBOR USD 3 Month+.10%), 01/21/20 144A	300,082
350,000	2.46% (ICE LIBOR USD 3 Month+.12%), 04/12/19 144A	350,165
700,000	NextEra Energy Capital Holdings, Inc. 2.64% (ICE LIBOR USD 3 Month+.32%), 09/03/19	701,541
	Nissan Motor Acceptance Corp.
300,000	2.85% (ICE LIBOR USD 3 Month+.52%), 09/13/19 144A	300,817
1,600,000	3.23% (ICE LIBOR USD 3 Month+.89%), 01/13/22 144A	1,618,258
	Oracle Corp.
385,000	2.85% (ICE LIBOR USD 3 Month+.51%), 10/08/19 †	387,214
324,000	2.92% (ICE LIBOR USD 3 Month+.58%), 01/15/19	324,884
400,000	Pacific Gas & Electric Co. 2.55% (ICE LIBOR USD 3 Month+.23%), 11/28/18	398,813
	PNC Bank NA
600,000	2.69% (ICE LIBOR USD 3 Month+.36%), 05/19/20	601,958
1,135,000	2.84% (ICE LIBOR USD 3 Month+.50%), 07/27/22	1,136,543
1,500,000	QUALCOMM, Inc. 3.07% (ICE LIBOR USD 3 Month+.73%), 01/30/23	1,499,023
290,000	Roche Holdings, Inc. 2.67% (ICE LIBOR USD 3 Month+.34%), 09/30/19 144A	291,019
	Sempra Energy
425,000	2.59% (ICE LIBOR USD 3 Month+.25%), 07/15/19	425,053
900,000	2.79% (ICE LIBOR USD 3 Month+.45%), 03/15/21	900,832
881,000	2.84% (ICE LIBOR USD 3 Month+.50%), 01/14/19 (c)	881,518
700,000	Southern Power Co. 2.87% (ICE LIBOR USD 3 Month+.55%), 12/20/18 (c) 144A	700,639
536,000	State Street Corp. 3.23% (ICE LIBOR USD 3 Month+.90%), 08/18/20	544,049
600,000	Synchrony Bank 2.96% (ICE LIBOR USD 3 Month+.62%), 03/30/20	600,836
1,165,000	The Charles Schwab Corp. 2.65% (ICE LIBOR USD 3 Month+.32%), 04/21/21 (c)	1,169,608
	Toyota Motor Credit Corp.
250,000	2.49% (ICE LIBOR USD 3 Month+.15%), 12/24/18	250,346
600,000	2.50% (ICE LIBOR USD 3 Month+.14%), 11/14/19	598,554
900,000	2.60% (ICE LIBOR USD 3 Month+.26%), 04/17/20	902,662
650,000	2.62% (ICE LIBOR USD 3 Month+.28%), 04/13/21	651,411
850,000	2.70% (ICE LIBOR USD 3 Month+.37%), 03/12/20	853,297
150,000	2.77% (ICE LIBOR USD 3 Month+.44%), 10/18/19	150,630
1,357,000	2.80% (ICE LIBOR USD 3 Month+.48%), 09/08/22	1,366,255
150,000	3.15% (ICE LIBOR USD 3 Month+.82%), 02/19/19	150,727
1,434,000	United Parcel Service, Inc. 2.79% (ICE LIBOR USD 3 Month+.45%), 04/01/23	1,440,282
	US Bank NA
453,000	2.46% (ICE LIBOR USD 3 Month+.12%), 12/17/19 (c)	452,902
500,000	2.48% (ICE LIBOR USD 3 Month+.12%), 02/14/19 (c)	500,370
169,000	2.48% (ICE LIBOR USD 3 Month+.15%), 04/24/19 (c)	169,170
1,000,000	2.65% (ICE LIBOR USD 3 Month+.32%), 03/26/21 (c)	1,001,381
	Verizon Communications, Inc.
1,100,000	2.88% (ICE LIBOR USD 3 Month+.55%), 05/22/20	1,107,741
3,740,000	3.33% (ICE LIBOR USD 3 Month+1.00%), 03/16/22	3,812,218
4,600,000	3.44% (ICE LIBOR USD 3 Month+1.10%), 03/15/25 (c)	4,657,709
850,000	Vulcan Materials Co. 2.95% (ICE LIBOR USD 3 Month+.65%), 03/01/21	852,185
	Walt Disney Co.
581,000	2.51% (ICE LIBOR USD 3 Month+.19%), 06/05/20	582,133
1,615,000	2.71% (ICE LIBOR USD 3 Month+.39%), 03/04/22	1,630,130
	Wells Fargo & Co.
650,000	3.02% (ICE LIBOR USD 3 Month+.68%), 01/30/20	654,760
676,000	3.23% (ICE LIBOR USD 3 Month+.88%), 07/22/20	683,419
5,177,000	3.29% (ICE LIBOR USD 3 Month+.93%), 02/11/21 (c)	5,235,125
3,148,000	3.36% (ICE LIBOR USD 3 Month+1.02%), 07/26/21	3,200,522
3,217,000	3.45% (ICE LIBOR USD 3 Month+1.11%), 01/24/22 (c)	3,272,523
5,727,000	3.57% (ICE LIBOR USD 3 Month+1.23%), 10/31/22 (c) †	5,853,585
1,260,000	3.66% (ICE LIBOR USD 3 Month+1.34%), 03/04/21	1,290,364
	Wells Fargo Bank NA
500,000	2.57% (ICE LIBOR USD 3 Month+.23%), 01/15/20	500,165
800,000	2.65% (ICE LIBOR USD 3 Month+.31%), 01/15/21	799,837
200,000	2.93% (ICE LIBOR USD 3 Month+.60%), 05/24/19	200,810
750,000	2.96% (ICE LIBOR USD 3 Month+.65%), 12/06/19	756,278
		298,569,907
Total Floating Rate Notes (Cost: $474,454,114)		475,461,350

Number of Shares
MONEY MARKET FUND: 0.2% (Cost: $938,514)
938,514	Dreyfus Government Cash Management Fund - Institutional Shares	938,514
Total Investments Before Collateral for Securities Loaned: 99.6% (Cost: $475,392,628)		476,399,864

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.1%
Repurchase Agreements: 1.1%
$1,188,344	Repurchase agreement dated 7/31/18 with Citigroup Global Markets, Inc., 1.93%, due 8/1/18, proceeds $1,188,408; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 8/15/18 to 7/15/60, valued at $1,212,111 including accrued interest)	1,188,344
1,188,344	Repurchase agreement dated 7/31/18 with Daiwa Capital Markets America, Inc., 1.94%, due 8/1/18, proceeds $1,188,408; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 10/1/18 to 9/9/49, valued at $1,212,111 including accrued interest)	1,188,344
249,916	Repurchase agreement dated 7/31/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.91%, due 8/1/18, proceeds $249,929; (collateralized by various U.S. government and agency obligations, 2.13% to 2.63%, due 5/31/20 to 2/29/24, valued at $254,914 including accrued interest)	249,916
1,188,344	Repurchase agreement dated 7/31/18 with Mizuho Securities USA, Inc., 1.92%, due 8/1/18, proceeds $1,188,407; (collateralized by various U.S. government and agency obligations, 2.00% to 7.50%, due 8/1/23 to 2/1/48, valued at $1,212,111 including accrued interest)	1,188,344
1,188,344	Repurchase agreement dated 7/31/18 with Nomura Securities International, Inc., 1.93%, due 8/1/18, proceeds $1,188,408; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 8/15/18 to 6/20/68, valued at $1,212,111 including accrued interest)	1,188,344
Total Short-Term Investments Held As Collateral For Securities On Loan (Cost: $5,003,292)		5,003,292
Total Investments: 100.7% (Cost: $480,395,920)		481,403,156
Liabilities in excess of other assets: (0.7)%		(3,223,772)
NET ASSETS: 100.0%		$478,179,384

Footnotes:
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
†	Security fully or partially on loan. Total market value of securities on loan is $4,866,434.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $83,060,432, or 17.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	0.2%	$932,384
Communications	5.1	24,147,225
Consumer, Cyclical	5.7	27,001,081
Consumer, Non-cyclical	3.4	16,497,982
Energy	2.0	9,821,416
Financial	76.3	363,465,779
Industrial	1.9	8,992,176
Technology	4.1	19,492,351
Utilities	1.1	5,110,956
Money Market Fund	0.2	938,514
	100.0%	$476,399,864

The summary of inputs used to value the Fund’s investments as of July 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Floating Rate Notes*	$—	$475,461,350	$—	$475,461,350
Money Market Funds	938,514	—	—	938,514
Repurchase Agreements	—	5,003,292	—	5,003,292
Total	$938,514	$480,464,642	$—	$481,403,156

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2018.

See Notes to Schedules of Investments

VANECK VECTORS J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2018 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 0.9%
Colombia: 0.3%
COP	3,596,000,000	Empresas Públicas de Medellín 7.63%, 06/10/24 (c) Reg S	$1,203,268
	19,762,000,000	Empresas Públicas de Medellín ESP 8.38%, 02/01/21 Reg S	6,958,978
	19,450,000,000	Financiera de Desarrollo Territorial SA Findeter 7.88%, 05/12/24 (c) Reg S	7,001,001
			15,163,247
Germany: 0.0%
ZAR	20,000,000	Landwirtschaftliche Rentenbank 8.25%, 05/23/22 Reg S	1,540,605
Ireland: 0.1%
RUB	134,900,000	RusHydro 8.13%, 09/28/22 Reg S	2,186,159
Mexico: 0.2%
		Petróleos Mexicanos
MXN	28,330,000	7.19%, 09/12/24 Reg S	1,344,203
	109,600,000	7.65%, 11/24/21 Reg S	5,600,208
			6,944,411
South Africa: 0.3%
		Eskom Holdings Ltd.
ZAR	77,330,000	0.00% 08/18/27 ^	1,829,236
	11,000,000	7.50%, 09/15/33	645,876
	25,350,000	7.85%, 04/02/26	1,731,249
		Transnet Ltd.
	21,000,000	9.50%, 08/19/25	1,535,455
	85,800,000	10.80%, 11/06/23	6,865,611
	5,000,000	13.50%, 04/18/28	445,195
			13,052,622
Total Corporate Bonds (Cost: $51,742,007)			38,887,044
GOVERNMENT OBLIGATIONS: 96.4%
Argentina: 2.8%
		Argentine Bonos del Tesoro
ARS	1,667,519,000	15.50%, 10/17/26 †	54,456,932
	949,573,000	16.00%, 10/17/23 †	30,699,644
	1,281,216,000	18.20%, 10/03/21 †	38,519,014
			123,675,590
Brazil: 9.9%
		Brazil Letras do Tesouro Nacional
BRL	142,470,000	0.00% 10/01/19 ^	34,833,463
	160,950,000	0.00% 01/01/20 ^	38,497,840
	151,340,000	0.00% 04/01/20 ^	35,362,473
	328,140,000	0.00% 07/01/20 ^	74,885,345
	159,279,000	0.00% 07/01/21 ^	32,729,902
	140,550,000	0.00% 01/01/22 ^	27,227,412
		Brazil Notas do Tesouro Nacional, Series F
	179,931,000	10.00%, 01/01/21	49,019,830
	225,033,000	10.00%, 01/01/23	59,455,990
	144,365,000	10.00%, 01/01/25	37,115,094
	131,100,000	10.00%, 01/01/27	32,728,966
	19,020,000	10.00%, 01/01/29	4,684,123
		Brazilian Government International Bonds
	4,440,000	8.50%, 01/05/24 †	1,199,633
	6,060,000	10.25%, 01/10/28	1,757,193
	3,360,000	12.50%, 01/05/22	1,043,083
			430,540,347
Chile: 2.9%
		Bonos de la Tesoreria de la Republica de Chile
CLP	6,430,000,000	4.50%, 02/28/21	10,244,543
	14,740,000,000	4.50%, 03/01/21	23,482,975
	21,320,000,000	4.50%, 03/01/26	33,356,063
	20,235,000,000	5.00%, 03/01/35	31,481,551
	13,970,000,000	6.00%, 01/01/43	24,165,016
	260,000,000	Bonos del Banco Central de Chile 4.50%, 06/01/20	414,438
	2,718,500,000	Chile Government International Bonds 5.50%, 08/05/20	4,407,251
			127,551,837
Colombia: 5.0%
		Colombia Government International Bonds
COP	4,695,000,000	7.75%, 04/14/21	1,713,217
	7,050,000,000	9.85%, 06/28/27	3,094,566
		Columbian TES
	63,580,100,000	6.00%, 04/28/28	20,761,081
	22,911,000,000	6.25%, 11/26/25	7,818,881
	32,351,200,000	7.00%, 09/11/19	11,467,029
	108,852,900,000	7.00%, 05/04/22	39,368,886
	48,172,700,000	7.00%, 06/30/32	16,383,601
	106,453,700,000	7.50%, 08/26/26	38,808,634
	63,669,100,000	7.75%, 09/18/30	23,425,876
	78,349,800,000	10.00%, 07/24/24	32,121,231
	54,248,300,000	11.00%, 07/24/20	20,889,951
			215,852,953
Czech Republic: 3.2%
		Czech Republic Government Bonds
CZK	151,960,000	0.00% 02/10/20 ^	6,871,894
	165,710,000	0.25%, 02/10/27	6,553,486
	184,810,000	0.45%, 10/25/23 Reg S	7,947,952
	219,480,000	0.95%, 05/15/30 Reg S	8,625,323
	235,230,000	1.00%, 06/26/26 Reg S	9,965,707
	295,160,000	1.50%, 10/29/19 Reg S	13,578,244
	284,690,000	2.40%, 09/17/25 Reg S	13,434,590
	329,550,000	2.50%, 08/25/28 Reg S	15,522,154
	277,190,000	3.75%, 09/12/20 Reg S	13,355,118
	273,500,000	3.85%, 09/29/21 Reg S	13,522,619
	250,680,000	4.70%, 09/12/22 Reg S	12,954,891
	261,870,000	5.70%, 05/25/24 Reg S	14,716,673
			137,048,651
Dominican Republic: 2.9%
		Dominican Republic International Bonds
DOP	5,686,300,000	8.90%, 02/15/23 Reg S	116,471,865
	416,000,000	8.90%, 02/15/23 144A	8,553,512
			125,025,377
Germany: 0.1%
		Kreditanstalt fuer Wiederaufbau
ZAR	38,470,000	7.88%, 01/15/20	2,946,596
TRY	5,850,000	9.25%, 05/22/20 Reg S	1,025,341
			3,971,937
Hungary: 3.2%
		Hungary Government Bonds
HUF	1,295,000,000	0.50%, 04/21/21 †	4,612,380
	1,936,740,000	1.00%, 09/23/20 †	7,069,703
	4,038,540,000	1.75%, 10/26/22 †	14,559,840
	1,102,520,000	2.00%, 10/30/19 †	4,098,514
	2,380,390,000	2.50%, 10/27/21	8,937,146
	1,406,300,000	2.75%, 12/22/26	5,008,913
	3,182,920,000	3.00%, 06/26/24	11,953,603
	3,535,640,000	3.00%, 10/27/27	12,708,191
	2,668,360,000	3.50%, 06/24/20	10,184,108
	4,238,850,000	5.50%, 06/24/25 †	18,203,225
	3,628,340,000	6.00%, 11/24/23 †	15,718,475
	3,569,370,000	7.00%, 06/24/22	15,461,641
	2,920,900,000	7.50%, 11/12/20	12,178,991
			140,694,730
Indonesia: 8.3%
		Indonesia Treasury Bonds
IDR	257,590,000,000	5.63%, 05/15/23	16,443,245
	272,591,000,000	6.13%, 05/15/28	16,871,530
	228,073,000,000	6.63%, 05/15/33	13,823,565
	241,247,000,000	7.00%, 05/15/22	16,447,458
	421,531,000,000	7.00%, 05/15/27	27,792,691
	151,340,000,000	7.50%, 08/15/32	9,957,605
	193,870,000,000	7.50%, 05/15/38	12,688,267
	424,323,000,000	8.25%, 07/15/21	30,286,334
	164,694,000,000	8.25%, 06/15/32	11,547,562
	328,030,000,000	8.25%, 05/15/36	22,793,422
	446,437,000,000	8.38%, 09/15/26	32,037,396
	351,239,000,000	8.38%, 03/15/34	24,468,497
	498,523,000,000	8.38%, 03/15/24	35,519,211
	257,710,000,000	8.75%, 05/15/31	18,730,245
	344,022,000,000	9.00%, 03/15/29	25,493,629
	131,631,000,000	9.50%, 07/15/31	10,124,551
	97,552,000,000	10.50%, 08/15/30	7,985,111
	41,430,000,000	11.00%, 11/15/20	3,106,193
	72,699,000,000	11.00%, 09/15/25	5,920,184
	11,430,000,000	12.80%, 06/15/21	904,238
		Perusahaan Penerbit SBSN
	60,400,000,000	8.25%, 09/15/20	4,316,196
	77,690,000,000	8.75%, 08/15/23	5,909,009
	139,350,000,000	8.88%, 11/15/31	10,293,491
			363,459,630
Malaysia: 3.9%
		Malaysia Government Bonds
MYR	25,000,000	3.23%, 04/15/20	6,116,974
	5,550,000	3.42%, 08/15/22	1,346,958
	40,463,000	3.49%, 03/31/20	9,952,106
	36,491,000	3.62%, 11/30/21	8,987,747
	45,521,000	3.65%, 10/31/19	11,225,434
	46,162,000	3.66%, 10/15/20	11,400,174
	36,557,000	3.80%, 08/17/23	8,965,530
	53,476,000	3.90%, 11/16/27	12,923,156
	35,428,000	3.90%, 11/30/26	8,556,607
	35,135,000	3.95%, 04/14/22	8,688,311
	49,544,000	3.96%, 09/15/25	12,109,065
	40,500,000	4.06%, 09/30/24	9,999,883
	46,250,000	4.16%, 07/15/21	11,547,937
	40,283,000	4.18%, 07/15/24	10,029,892
	12,519,000	4.25%, 05/31/35	2,927,266
	41,115,000	4.26%, 07/26/27	10,175,836
	61,371,000	4.38%, 11/29/19	15,286,286
	34,092,000	4.76%, 04/07/37	8,373,742
			168,612,904
Mexico: 8.9%
		Mexican Bonos
MXN	501,143,000	5.00%, 12/11/19	25,891,359
	446,572,000	5.75%, 03/05/26	21,208,281
	756,375,000	6.50%, 06/10/21	39,190,919
	791,294,000	6.50%, 06/09/22	40,604,972
	28,250,000	7.25%, 12/09/21	1,488,940
	645,882,300	7.50%, 06/03/27	34,057,060
	382,914,000	7.75%, 05/29/31	20,446,364
	274,571,000	7.75%, 11/23/34	14,600,132
	568,781,800	7.75%, 11/13/42	30,090,962
	712,140,900	8.00%, 06/11/20	38,303,860
	408,572,000	8.00%, 12/07/23	22,158,664
	229,199,000	8.00%, 11/07/47	12,460,876
	224,509,000	8.50%, 05/31/29	12,671,120
	315,729,900	8.50%, 11/18/38	18,000,107
	679,693,200	10.00%, 12/05/24	40,565,944
	254,630,000	10.00%, 11/20/36	16,488,654
			388,228,214
Peru: 2.9%
		Peru Government Bonds
PEN	53,823,000	5.70%, 08/12/24	17,267,069
	56,000,000	6.15%, 08/12/32 Reg S 144A	17,815,057
	69,670,000	6.35%, 08/12/28	22,764,980
	46,798,000	6.90%, 08/12/37	15,509,843
	67,957,000	6.95%, 08/12/31	23,035,354
	22,723,000	7.84%, 08/12/20	7,639,933
	60,160,000	8.20%, 08/12/26	22,045,591
			126,077,827
Philippines: 3.0%
		Philippine Government International Bonds
PHP	1,638,500,000	3.90%, 11/26/22	29,403,832
	2,363,500,000	4.95%, 01/15/21	44,560,687
	2,926,500,000	6.25%, 01/14/36	55,900,807
			129,865,326
Poland: 8.3%
		Republic of Poland Government Bond
PLN	42,220,000	0.00% 07/25/20 ^ †	11,199,705
	103,892,000	1.50%, 04/25/20	28,404,979
	105,194,000	1.75%, 07/25/21	28,687,311
	97,999,000	2.00%, 04/25/21	26,944,934
	108,942,000	2.25%, 04/25/22	29,914,994
	56,347,000	2.50%, 01/25/23	15,511,162
	127,216,000	2.50%, 07/25/26	33,442,189
	114,540,000	2.50%, 07/25/27 †	29,737,205
	49,920,000	2.75%, 04/25/28	13,189,725
	105,334,000	3.25%, 07/25/25	29,417,702
	98,511,000	4.00%, 10/25/23	28,883,970
	57,758,000	5.25%, 10/25/20	17,026,736
	74,457,000	5.50%, 10/25/19	21,404,618
	65,666,000	5.75%, 10/25/21	20,128,187
	83,094,000	5.75%, 09/23/22	25,849,775
			359,743,192
Romania: 2.9%
		Romania Government Bonds
RON	50,860,000	2.25%, 02/26/20	12,535,759
	52,780,000	3.25%, 03/22/21	13,026,888
	40,250,000	3.25%, 04/29/24	9,417,010
	40,290,000	3.40%, 03/08/22 †	9,802,308
	53,605,000	3.50%, 12/19/22	12,961,194
	53,765,000	4.75%, 02/24/25	13,593,520
	53,700,000	5.75%, 04/29/20	13,982,015
	56,280,000	5.80%, 07/26/27	15,175,499
	53,170,000	5.85%, 04/26/23 †	14,145,726
	50,870,000	5.95%, 06/11/21	13,388,106
			128,028,025
Russia: 5.3%
		Russian Federal Bonds
RUB	547,244,000	6.40%, 05/27/20	8,672,674
	402,000,000	6.50%, 02/28/24	6,168,725
	337,647,000	6.80%, 12/11/19	5,402,758
	91,000,000	6.90%, 05/23/29	1,381,462
	576,821,000	7.00%, 01/25/23	9,143,025
	958,447,000	7.00%, 08/16/23	15,174,483
	759,925,000	7.00%, 12/15/21	12,076,593
	1,285,530,000	7.05%, 01/19/28	19,917,448
	1,230,989,000	7.10%, 10/16/24	19,363,207
	181,900,000	7.25%, 05/10/34	2,783,007
	1,128,385,000	7.40%, 12/07/22	18,148,015
	969,575,000	7.50%, 08/18/21	15,650,562
	555,283,000	7.60%, 04/14/21	8,979,126
	541,580,000	7.60%, 07/20/22	8,764,999
	1,317,949,000	7.70%, 03/23/33	21,112,425
	1,277,847,000	7.75%, 09/16/26	20,741,475
	1,277,959,000	8.15%, 02/03/27	21,243,745
	976,319,000	8.50%, 09/17/31	16,718,568
			231,442,297
South Africa: 7.9%
		Republic of South Africa Government Bonds
ZAR	127,054,000	7.75%, 02/28/23	9,588,643
	424,299,000	8.00%, 01/31/30	30,178,992
	453,229,000	8.75%, 01/31/44	32,227,726
	711,595,000	8.75%, 02/28/48	50,441,146
	561,054,000	10.50%, 12/21/26	47,595,626
	376,646,000	6.25%, 03/31/36	21,329,831
	336,861,000	6.50%, 02/28/41	18,732,262
	142,254,000	6.75%, 03/31/21	10,623,913
	413,220,000	7.00%, 02/28/31	26,756,182
	65,417,000	7.25%, 01/15/20 †	4,990,145
	331,514,000	8.25%, 03/31/32	23,602,379
	426,966,000	8.50%, 01/31/37	30,203,035
	264,772,000	8.88%, 02/28/35	19,486,916
	273,872,000	9.00%, 01/31/40	20,104,834
			345,861,630
Supranational: 2.8%
		European Bank for Reconstruction and Development
RUB	14,000,000	6.00%, 07/24/23 Reg S	222,708
IDR	37,700,000,000	6.25%, 07/25/22	2,491,824
	29,900,000,000	6.45%, 12/13/22	1,984,458
ZAR	91,450,000	7.50%, 09/10/20 Reg S	6,964,512
IDR	103,330,000,000	9.25%, 12/02/20	7,359,217
		European Investment Bank
BRL	6,170,000	0.00% 08/27/21 ^	1,298,744
PLN	12,560,000	2.75%, 08/25/26 Reg S	3,338,710
	7,010,000	3.00%, 05/24/24 Reg S	1,953,717
MXN	115,480,000	4.00%, 02/25/20 Reg S	5,835,766
PLN	31,700,000	4.25%, 10/25/22	9,196,117
MXN	107,040,000	4.75%, 01/19/21 Reg S	5,300,886
IDR	40,000,000,000	5.20%, 03/01/22 Reg S	2,555,340
	26,400,000,000	5.75%, 01/24/25 144A	1,664,509
ZAR	5,200,000	7.25%, 02/28/23	384,285
MXN	6,120,000	7.63%, 01/12/22	323,843
ZAR	206,265,000	8.13%, 12/21/26	15,608,192
	24,900,000	8.50%, 09/17/24 Reg S	1,928,936
TRY	37,520,000	8.75%, 09/18/21 Reg S	5,938,578
	5,850,000	9.13%, 10/07/20 Reg S	989,697
	1,700,000	9.25%, 10/03/24 Reg S	252,772
	3,650,000	10.75%, 11/15/19	676,551
		Inter-American Development Bank
MXN	129,870,000	7.50%, 12/05/24	6,839,769
IDR	23,290,000,000	7.88%, 03/14/23	1,631,125
		International Bank for Reconstruction & Development
PLN	11,010,000	1.50%, 10/30/20	2,773,388
RUB	160,000,000	7.25%, 11/23/20	2,615,477
MXN	100,908,000	7.50%, 03/05/20	5,360,470
COP	20,690,000,000	8.00%, 03/02/20	7,508,872
		International Finance Corp.
RUB	81,600,000	6.25%, 06/07/21 Reg S	1,315,343
	231,500,000	6.75%, 02/03/20	3,759,725
MXN	51,500,000	7.00%, 07/20/27	2,597,494
	40,600,000	7.50%, 01/18/28	2,095,712
	80,800,000	7.75%, 01/18/30	4,184,006
RUB	229,800,000	11.00%, 01/21/20 Reg S	3,919,352
			120,870,095
Thailand: 6.1%
		Thailand Government Bonds
THB	747,387,000	1.88%, 06/17/22	22,313,040
	761,004,000	2.00%, 12/17/22	22,763,375
	839,003,000	2.13%, 12/17/26	24,314,065
	461,442,000	2.55%, 06/26/20	14,081,803
	241,280,000	2.88%, 06/17/46	6,636,520
	743,439,000	3.40%, 06/17/36	23,064,709
	27,943,000	3.58%, 12/17/27	902,621
	729,903,000	3.63%, 06/16/23	23,422,274
	1,130,717,000	3.65%, 12/17/21	35,877,783
	715,872,000	3.65%, 06/20/31	23,140,697
	447,790,000	3.78%, 06/25/32	14,657,605
	757,875,000	3.85%, 12/12/25	24,859,644
	824,000	4.75%, 12/20/24	28,178
	801,184,000	4.88%, 06/22/29	28,593,070
			264,655,384
Turkey: 3.2%
		Turkey Government International Bonds
TRY	56,880,000	7.10%, 03/08/23	7,357,670
	46,332,000	7.40%, 02/05/20	7,946,943
	55,980,000	8.00%, 03/12/25	7,093,005
	41,220,000	8.50%, 09/14/22	5,810,601
	49,422,000	8.80%, 09/27/23	6,765,448
	41,649,000	9.00%, 07/24/24	5,777,749
	28,196,000	9.20%, 09/22/21	4,365,239
	44,519,000	9.40%, 07/08/20	7,586,096
	39,877,000	9.50%, 01/12/22	6,088,371
	29,917,000	10.40%, 03/20/24	4,336,167
	40,087,000	10.50%, 01/15/20	7,253,469
	68,560,000	10.50%, 08/11/27	9,385,276
	73,949,000	10.60%, 02/11/26	10,379,071
	46,507,000	10.70%, 02/17/21	7,763,798
	64,064,000	10.70%, 08/17/22	9,846,463
	54,610,000	11.00%, 03/02/22	8,643,709
	59,584,000	11.00%, 02/24/27	8,387,155
	52,882,000	12.20%, 01/18/23	8,424,063
	38,710,000	12.40%, 03/08/28	5,949,622
			139,159,915
Uruguay: 2.9%
		Uruguay Government International Bonds
UYU	1,031,350,000	8.50%, 03/15/28 Reg S	29,605,911
	923,207,000	8.50%, 03/15/28 144A	26,501,560
	268,418,000	9.88%, 06/20/22 144A	8,746,118
	1,923,447,000	9.88%, 06/20/22 Reg S	62,673,496
			127,527,085
Total Government Obligations (Cost: $4,584,432,906)			4,197,892,946
Total Investments Before Collateral for Securities Loaned: 97.3% (Cost: $4,636,174,913)			4,236,779,990
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.0%
Repurchase Agreements: 3.0%
USD	31,621,048	Repurchase agreement dated 7/31/18 with Citigroup Global Markets, Inc., 1.93%, due 8/1/18, proceeds $31,622,743; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 8/15/18 to 7/15/60, valued at $32,253,469 including accrued interest)	31,621,048
	31,621,048	Repurchase agreement dated 7/31/18 with Daiwa Capital Markets America, Inc., 1.94%, due 8/1/18, proceeds $31,622,752; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 10/1/18 to 9/9/49, valued at $32,253,469 including accrued interest)	31,621,048
	8,551,817	Repurchase agreement dated 7/31/18 with Deutsche Bank Securities, Inc., 1.95%, due 8/1/18, proceeds $8,552,280; (collateralized by various U.S. government and agency obligations, 2.75% to 5.50%, due 5/31/23 to 3/20/47, valued at $8,722,854 including accrued interest)	8,551,817
	31,621,048	Repurchase agreement dated 7/31/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.93%, due 8/1/18, proceeds $31,622,743; (collateralized by various U.S. government and agency obligations, 4.00% , due 4/20/47 to 6/20/47, valued at $32,253,469 including accrued interest)	31,621,048
	29,700,109	Repurchase agreement dated 7/31/18 with Mizuho Securities USA, Inc., 1.91%, due 8/1/18, proceeds $29,701,685; (collateralized by various U.S. government and agency obligations, 0.00% to 2.50%, due 7/15/19 to 9/9/49, valued at $30,294,113 including accrued interest)	29,700,109
Total Short-Term Investments Held As Collateral For Securities On Loan (Cost: $133,115,070)			133,115,070
Total Investments: 100.3% (Cost: $4,769,289,983)			4,369,895,060
Liabilities in excess of other assets: (0.3)%			(14,738,317)
NET ASSETS: 100.0%			$4,355,156,743

Definitions:

ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Footnotes:

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond
†	Security fully or partially on loan. Total market value of securities on loan is $120,207,946.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $63,280,756, or 1.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	0.2%	$6,944,411
Financial	0.2	8,541,606
Government	99.1	4,197,892,946
Industrial	0.2	8,846,261
Utilities	0.3	14,554,766
	100.0%	$4,236,779,990

The summary of inputs used to value the Fund’s investments as of July 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$38,887,044	$—	$38,887,044
Government Obligations*	—	4,197,892,946	—	4,197,892,946
Repurchase Agreements	—	133,115,070	—	133,115,070
Total	$—	$4,369,895,060	$—	$4,369,895,060

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2018.

See Notes to Schedules of Investments

VANECK VECTORS MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS

July 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
United States: 99.9%
119,639	AG Mortgage Investment Trust, Inc.	$2,336,550
657,298	AGNC Investment Corp.	12,797,592
1,789,562	Annaly Capital Management, Inc.	19,184,105
462,084	Anworth Mortgage Asset Corp.	2,328,903
342,390	Apollo Commercial Real Estate Finance, Inc.	6,536,225
286,937	Arbor Realty Trust, Inc.	3,262,474
184,975	ARMOUR Residential REIT, Inc. †	4,396,856
224,927	Blackstone Mortgage Trust, Inc. †	7,454,081
365,692	Capstead Mortgage Corp.	3,060,842
386,826	Chimera Investment Corp.	7,388,377
739,630	CYS Investments, Inc.	5,406,695
304,973	Dynex Capital, Inc.	2,028,070
225,914	Hannon Armstrong Sustainable Infrastructure Capital, Inc. †	4,425,655
391,901	Invesco Mortgage Capital, Inc.	6,501,638
370,656	Ladder Capital Corp.	5,926,789
824,550	MFA Financial, Inc.	6,637,628
202,169	MTGE Investment Corp.	4,053,488
543,696	New Residential Investment Corp.	9,726,721
584,884	New York Mortgage Trust, Inc. †	3,632,130
278,102	Orchid Island Capital, Inc. †	2,260,969
244,328	PennyMac Mortgage Investment Trust	4,713,087
208,327	Redwood Trust, Inc.	3,501,977
414,020	Starwood Property Trust, Inc.	9,456,217
452,277	Two Harbors Investment Corp.	7,010,293
217,113	Western Asset Mortgage Capital Corp.	2,403,441
Total Common Stocks (Cost: $145,367,870)		146,430,803
MONEY MARKET FUND: 0.7% (Cost: $993,022)
993,022	Dreyfus Government Cash Management Fund - Institutional Shares	993,022
Total Investments Before Collateral for Securities Loaned: 100.6% (Cost: $146,360,892)		147,423,825

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 8.1%
Repurchase Agreements: 8.1%
$2,833,555	Repurchase agreement dated 7/31/18 with Citigroup Global Markets, Inc., 1.93%, due 8/1/18, proceeds $2,833,707; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 8/15/18 to 7/15/60, valued at $2,890,226 including accrued interest)	2,833,555
2,833,555	Repurchase agreement dated 7/31/18 with Daiwa Capital Markets America, Inc., 1.94%, due 8/1/18, proceeds $2,833,708; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 10/1/18 to 9/9/49, valued at $2,890,226 including accrued interest)	2,833,555
596,008	Repurchase agreement dated 7/31/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.91%, due 8/1/18, proceeds $596,040; (collateralized by various U.S. government and agency obligations, 2.13% to 2.63%, due 5/31/20 to 2/29/24, valued at $607,928 including accrued interest)	596,008
2,833,555	Repurchase agreement dated 7/31/18 with Mizuho Securities USA, Inc., 1.92%, due 8/1/18, proceeds $2,833,706; (collateralized by various U.S. government and agency obligations, 2.00% to 7.50%, due 8/1/23 to 2/1/48, valued at $2,890,226 including accrued interest)	2,833,555
2,833,555	Repurchase agreement dated 7/31/18 with Nomura Securities International, Inc., 1.93%, due 8/1/18, proceeds $2,833,707; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 8/15/18 to 6/20/68, valued at $2,890,226 including accrued interest)	2,833,555
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $11,930,228)		11,930,228
Total Investments: 108.7% (Cost: $158,291,120)		159,354,053
Liabilities in excess of other assets: (8.7)%		(12,761,157)
NET ASSETS: 100.0%		$146,592,896

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $11,577,564.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	99.3%	$146,430,803
Money Market Fund	0.7	993,022
	100.0%	$147,423,825

The summary of inputs used to value the Fund’s investments as of July 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$146,430,803	$—	$—	$146,430,803
Money Market Fund	993,022	—	—	993,022
Repurchase Agreements	—	11,930,228	—	11,930,228
Total	$147,423,825	$11,930,228	$—	$159,354,053

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2018.

See Notes to Schedules of Investments

VANECK VECTORS PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

July 31, 2018 (unaudited)

Number of Shares		Value
PREFERRED SECURITIES: 100.0%
Communications: 13.6%
558,050	AT&T, Inc. 5.35%, 11/01/22 (c) †	$13,794,996
316,475	eBay, Inc. 6.00%, 03/01/21 (c) †	8,291,645
	Qwest Corp.
327,024	6.13%, 08/30/18 (c) †	6,818,450
412,472	6.50%, 09/01/21 (c) †	9,057,885
173,006	6.63%, 09/15/20 (c) †	3,807,862
278,497	6.75%, 06/15/22 (c) †	6,246,688
210,983	6.88%, 10/01/19 (c)	4,766,106
221,532	7.00%, 08/30/18 (c) †	5,152,834
168,786	7.00%, 08/30/18 (c) †	3,924,274
	United States Cellular Corp.
116,040	7.25%, 12/08/19 (c) †	2,975,266
126,590	7.25%, 12/01/20 (c)	3,228,045
210,983	Verizon Communications, Inc. 5.90%, 02/15/19 (c)	5,458,130
		73,522,181
Consumer, Non-cyclical: 10.3%
522,183	Becton Dickinson and Co. 6.13%, 05/01/20	33,021,286
	CHS, Inc.
207,819	6.75% (ICE LIBOR USD 3 Month+4.16%), 09/30/24 (c)	5,575,784
177,226	7.10% (ICE LIBOR USD 3 Month+4.30%), 03/31/24 (c) †	4,935,744
218,368	7.50%, 01/21/25 (c) †	6,079,365
219,049	7.88%, 09/26/23 (c) †	6,291,087
		55,903,266
Energy: 5.2%
318,031	Blueknight Energy Partners LP 11.00%, 08/14/67 †	2,054,480
253,180	Enbridge, Inc. 6.38% (ICE LIBOR USD 3 Month+3.59%), 04/15/23 (c)	6,461,154
189,884	Energy Transfer Partners LP 7.38% (ICE LIBOR USD 3 Month+4.53%), 05/15/23 (c)	4,769,886
337,573	Kinder Morgan, Inc. 9.75%, 10/26/18 †	11,322,536
162,457	NuStar Energy LP 7.63% (ICE LIBOR USD 3 Month+5.64%), 06/15/22 (c)	3,626,040
		28,234,096
Industrial: 3.8%
121,316	Hess Corp. 8.00%, 02/01/19	8,851,215
145,579	Seaspan Corp. 6.38%, 04/30/19	3,674,414
316,475	Stanley Black & Decker, Inc. 5.75%, 08/30/18 (c) †	8,028,971
		20,554,600
Real Estate Investment Trusts: 28.6%
137,139	AGNC Investment Corp. 7.00% (ICE LIBOR USD 3 Month+5.11%), 10/15/22 (c)	3,551,900
109,184	American Homes 4 Rent 6.50%, 05/24/21 (c)	2,860,621
	Annaly Capital Management, Inc.
179,335	6.50% (ICE LIBOR USD 3 Month+4.17%), 03/31/23 (c) †	4,356,047
303,816	6.95% (ICE LIBOR USD 3 Month+4.99%), 09/30/22 (c) †	7,738,194
194,104	7.50%, 08/30/18 (c)	4,930,242
191,467	CBL & Associates Properties, Inc. 7.38%, 08/30/18 (c) †	3,693,398
137,139	Chimera Investment Corp. 8.00% (ICE LIBOR USD 3 Month+5.79%), 03/30/24 (c) †	3,579,328
	Colony Capital, Inc.
121,316	7.13%, 04/13/20 (c)	2,861,844
132,920	7.13%, 09/22/22 (c)	3,099,694
145,579	7.15%, 06/05/22 (c)	3,396,358
105,491	8.75%, 05/15/19 (c) †	2,774,413
	Digital Realty Trust, Inc.
105,491	6.35%, 08/24/20 (c) †	2,756,480
154,018	7.38%, 03/26/19 (c)	4,010,629
130,810	Government Properties Income Trust 5.88%, 05/26/21 (c) †	3,301,644
121,316	Invesco Mortgage Capital, Inc. 7.50% (ICE LIBOR USD 3 Month+5.29%), 09/27/27 (c)	3,032,900
111,610	Kimco Realty Corp. 5.25%, 12/20/22 (c)	2,527,967
	National Retail Properties, Inc.
145,579	5.20%, 10/11/21 (c)	3,533,202
121,316	5.70%, 08/30/18 (c) †	3,065,655
169,841	NuStar Logistics LP 9.07% (ICE LIBOR USD 3 Month+6.73%), 08/30/18 (c) †	4,342,834
	Public Storage
147,688	4.90%, 10/14/21 (c) †	3,588,818
137,139	4.95%, 07/20/21 (c) †	3,396,933
126,590	5.05%, 08/09/22 (c) †	3,130,571
118,150	5.15%, 06/02/22 (c) †	2,932,483
210,983	5.20%, 08/30/18 (c) †	5,236,598
208,874	5.38%, 08/30/18 (c)	5,217,673
126,590	5.40%, 01/20/21 (c)	3,212,854
121,316	5.63%, 08/30/18 (c) †	3,061,409
121,316	6.00%, 06/04/19 (c)	3,143,298
120,260	6.38%, 03/17/19 (c) †	3,107,518
135,868	RLJ Lodging Trust 1.95%, 01/31/67	3,580,122
	Senior Housing Properties Trust
147,688	5.63%, 08/30/18 (c) †	3,606,541
105,491	6.25%, 02/18/21 (c)	2,735,382
	Two Harbors Investment Corp.
124,480	7.25% (ICE LIBOR USD 3 Month+5.01%), 01/27/25 (c)	3,057,229
121,316	7.63% (ICE LIBOR USD 3 Month+5.35%), 07/27/27 (c)	3,100,837
451,864	VEREIT, Inc. 6.70%, 01/03/19 (c)	11,504,457
	Vornado Realty Trust
134,818	5.25%, 12/13/22 (c)	3,122,385
126,590	5.40%, 08/30/18 (c) †	3,097,657
126,590	5.70%, 08/30/18 (c) †	3,219,184
116,040	Wells Fargo Real Estate Investment Corp. 6.38%, 12/11/19 (c)	3,027,484
151,592	Welltower, Inc. 6.50%, 10/15/66	9,003,049
		154,495,832
Reinsurance: 5.9%
	Aspen Insurance Holdings Ltd.
105,491	5.63%, 01/01/27 (c) †	2,595,079
116,040	5.95% (ICE LIBOR USD 3 Month+4.06%), 07/01/23 (c)	2,976,426
232,081	Axis Capital Holdings Ltd. 5.50%, 11/07/21 (c) †	5,764,892
123,993	PartnerRe Ltd. 7.25%, 04/29/21 (c) †	3,443,286
	Reinsurance Group of America, Inc.
168,786	5.75% (ICE LIBOR USD 3 Month+4.04%), 06/15/26 (c)	4,359,742
168,786	6.20% (ICE LIBOR USD 3 Month+4.37%), 09/15/22 (c)	4,525,153
	RenaissanceRe Holdings Ltd.
116,040	5.38%, 08/30/18 (c) †	2,885,915
105,491	5.75%, 06/30/23 (c) †	2,675,252
105,491	Validus Holdings Ltd. 5.80%, 06/21/22 (c)	2,681,581
		31,907,326
Technology: 0.8%
179,335	Pitney Bowes, Inc. 6.70%, 08/30/18 (c) †	4,411,641
Utilities: 31.8%
105,491	Alabama Power Co. 5.00%, 10/01/22 (c)	2,684,746
	Dominion Energy, Inc.
337,573	5.25%, 07/30/21 (c)	8,314,423
295,377	6.75%, 08/15/19	14,234,218
	DTE Energy Co.
168,786	5.25%, 12/01/22 (c)	4,140,321
126,590	5.38%, 06/01/21 (c)	3,136,900
118,150	6.00%, 12/15/21 (c)	3,116,797
142,414	6.50%, 10/01/19	7,515,187
210,983	Duke Energy Corp. 5.13%, 08/30/18 (c)	5,293,563
173,006	Entergy Arkansas, Inc. 4.88%, 09/01/21 (c)	4,221,346
113,930	Entergy Louisiana LLC 4.88%, 09/01/21 (c)	2,769,638
109,711	Entergy Mississippi, Inc. 4.90%, 10/01/21 (c)	2,668,172
113,930	Georgia Power Co. 5.00%, 10/01/22 (c)	2,814,071
	NextEra Energy Capital Holdings, Inc.
189,884	5.00%, 08/30/18 (c)	4,709,123
210,983	5.13%, 08/30/18 (c)	5,289,344
240,521	5.25%, 06/01/21 (c)	6,022,646
316,475	6.12%, 09/01/19 †	18,118,194
147,352	6.37%, 09/01/18	10,977,724
189,884	PPL Capital Funding, Inc. 5.90%, 08/30/18 (c)	4,766,088
168,786	SCE Trust II 5.10%, 08/30/18 (c) †	4,005,292
116,040	SCE Trust III 5.75% (ICE LIBOR USD 3 Month+2.99%), 03/15/24 (c)	3,138,882
137,139	SCE Trust IV 5.38% (ICE LIBOR USD 3 Month+3.13%), 09/15/25 (c)	3,506,644
126,590	SCE Trust V 5.45% (ICE LIBOR USD 3 Month+3.79%), 03/15/26 (c)	3,217,918
200,433	SCE Trust VI 5.00%, 06/26/22 (c)	4,579,894
181,973	Sempra Energy 6.00%, 01/15/21	18,627,430
	Southern Co.
337,573	5.25%, 10/01/21 (c) †	8,354,932
189,884	5.25%, 12/01/22 (c)	4,654,057
421,966	6.25%, 10/15/20 (c)	10,996,434
		171,873,984
Total Preferred Securities (Cost: $546,990,284)		540,902,926

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 7.0%
Repurchase Agreements: 7.0%
$8,439,662	Repurchase agreement dated 7/31/18 with Barclays Capital, Inc., 1.91%, due 8/1/18, proceeds $8,440,110; (collateralized by various U.S. government and agency obligations, 0.00% to 3.00%, due 11/15/20 to 2/15/48, valued at $8,608,456 including accrued interest)	8,439,662
8,980,137	Repurchase agreement dated 7/31/18 with Citigroup Global Markets, Inc., 1.93%, due 8/1/18, proceeds $8,980,618; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 8/15/18 to 7/15/60, valued at $9,159,740 including accrued interest)	8,980,137
8,980,137	Repurchase agreement dated 7/31/18 with Daiwa Capital Markets America, Inc., 1.94%, due 8/1/18, proceeds $8,980,621; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 10/1/18 to 9/9/49, valued at $9,159,740 including accrued interest)	8,980,137
2,428,997	Repurchase agreement dated 7/31/18 with Deutsche Bank Securities, Inc., 1.95%, due 8/1/18, proceeds $2,429,129; (collateralized by various U.S. government and agency obligations, 2.75% to 5.50%, due 5/31/23 to 3/20/47, valued at $2,477,577 including accrued interest)	2,428,997
8,980,137	Repurchase agreement dated 7/31/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.93%, due 8/1/18, proceeds $8,980,618; (collateralized by various U.S. government and agency obligations, 4.00%, due 4/20/47 to 6/20/47, valued at $9,159,740 including accrued interest)	8,980,137
Total Short-Term Investments Held As Collateral For Securities On Loan (Cost: $37,809,070)		37,809,070
Total Investments: 107.0% (Cost: $584,799,354)		578,711,996
Liabilities in excess of other assets: (7.0)%		(38,094,033)
NET ASSETS: 100.0%		$540,617,963

Footnotes:

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
†	Security fully or partially on loan. Total market value of securities on loan is $37,100,408.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communications	13.6%	$73,522,181
Consumer, Non-cyclical	10.3	55,903,266
Energy	5.2	28,234,096
Financial	4.3	23,254,034
Industrial	3.8	20,554,600
Real Estate Investment Trusts	26.3	142,363,523
Reinsurance	3.9	20,785,601
Technology	0.8	4,411,641
Utilities	31.8	171,873,984
	100.0%	$540,902,926

The summary of inputs used to value the Fund’s investments as of July 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Preferred Securities*	$540,902,926	$—	$—	$540,902,926
Repurchase Agreements	—	37,809,070	—	37,809,070
Total	$540,902,926	$37,809,070	$—	$578,711,996

*	See Schedule of Investments for industry breakouts.

There were no transfers between levels during the period ended July 31, 2018.

See Notes to Schedules of Investments

VANECK VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

July 31, 2018 (unaudited)

Security Valuation–The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Funds’ Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy (as described below). Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or other asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck Vectors ETF Trust

Date: September 27, 2018

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: September 27, 2018